UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5002

DWS Variable Series II

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Balanced VIP

	Shares	Value ($)

Common Stocks 59.5%
Consumer Discretionary 6.6%
Auto Components 0.1%
ArvinMeritor, Inc.	18,700	266,288
Sauer-Danfoss, Inc.	11,700	280,566

		546,854
Automobiles 0.3%
Harley-Davidson, Inc.	29,260	1,836,065
Distributors 0.0%
Building Materials Holding Corp.	11,600	301,832
Diversified Consumer Services 0.1%
Jackson Hewitt Tax Service, Inc.	10,800	324,108
Hotels Restaurants & Leisure 0.5%
Buffalo Wild Wings, Inc.*	7,400	283,050
Century Casinos, Inc.*	2,900	28,826
Jack in the Box, Inc.*	2,600	135,668
LIFE TIME FITNESS, Inc.*	7,600	351,804
Luby’s, Inc.*	25,700	253,659
Monarch Casino & Resort, Inc.*	3,900	75,621
Papa John’s International, Inc.*	5,800	209,438
Ruth’s Chris Steak House, Inc.*	16,800	316,176
Starbucks Corp.*	51,070	1,738,934

		3,393,176
Household Durables 0.3%
CSS Industries, Inc.	2,800	83,216
Fortune Brands, Inc.	21,310	1,600,594

		1,683,810
Internet & Catalog Retail 0.0%
Stamps.com, Inc.*	5,100	97,206
Leisure Equipment & Products 0.1%
Arctic Cat, Inc.	4,600	76,360
Marvel Entertainment, Inc.*	13,100	316,234

		392,594
Media 0.9%
Carmike Cinemas, Inc.	11,100	190,698
McGraw-Hill Companies, Inc.	44,970	2,609,609
Mediacom Communications Corp. “A”*	23,700	168,744
Omnicom Group, Inc.	24,810	2,322,216
Scholastic Corp.*	13,300	414,295

		5,705,562
Multiline Retail 1.5%
Big Lots, Inc.*	19,300	382,333
Federated Department Stores, Inc.	20,200	872,842
Kohl’s Corp.*	20,780	1,349,038
Target Corp.	122,600	6,773,650
The Bon-Ton Stores, Inc.	9,400	279,556

		9,657,419
Specialty Retail 2.3%
Best Buy Co., Inc.	46,320	2,480,899

Cache, Inc.*	13,700	245,093
Cato Corp. “A”	14,100	308,931
Christopher & Banks Corp.	10,800	318,384
DSW, Inc. “A”*	10,000	315,000
Group 1 Automotive, Inc.	7,300	364,270
Guess?, Inc.*	5,800	281,474
Gymboree Corp.*	10,000	421,800
Lowe’s Companies, Inc.	89,900	2,522,594
Payless ShoeSource, Inc.*	13,300	331,170
Stage Stores, Inc.	1,300	38,142
Staples, Inc.	156,210	3,800,589
TJX Companies, Inc.	113,800	3,189,814

		14,618,160
Textiles, Apparel & Luxury Goods 0.5%
Brown Shoe Co., Inc.	4,050	145,152
Kellwood Co.	3,800	109,554
Maidenform Brands, Inc.*	16,100	310,730
NIKE, Inc. “B”	26,000	2,278,120
Perry Ellis International, Inc.*	12,800	395,264

		3,238,820
Consumer Staples 5.4%
Beverages 1.5%
Boston Beer Co., Inc. “A”*	2,200	72,270
Coca-Cola Co.	58,200	2,600,376
Diageo PLC	97,429	1,721,144
PepsiCo, Inc.	72,860	4,754,844

		9,148,634
Food & Staples Retailing 1.4%
Pantry, Inc.*	5,900	332,583
Spartan Stores, Inc.	11,600	196,040
Wal-Mart Stores, Inc.	110,640	5,456,765
Walgreen Co.	68,910	3,058,915

		9,044,303
Food Products 1.2%
Dean Foods Co.*	41,760	1,754,755
Flowers Foods, Inc.	13,700	368,256
General Mills, Inc.	36,100	2,043,260
Groupe Danone	12,890	1,809,411
Kellogg Co.	33,910	1,679,223

		7,654,905
Household Products 1.3%
Colgate-Palmolive Co.	70,670	4,388,607
Procter & Gamble Co.	60,790	3,767,764

		8,156,371
Personal Products 0.0%
Chattem, Inc.*	700	24,584
Energy 8.2%
Energy Equipment & Services 3.3%
Baker Hughes, Inc.	50,250	3,427,050
BJ Services Co.	96,600	2,910,558
ENSCO International, Inc.	77,800	3,409,974
Grey Wolf, Inc.*	47,800	319,304
Halliburton Co.	101,570	2,889,667
Noble Corp.	19,230	1,234,181
Pioneer Drilling Co.*	19,200	246,528
Schlumberger Ltd.	56,860	3,527,026

Transocean, Inc.*	37,040	2,712,439

		20,676,727
Oil, Gas & Consumable Fuels 4.9%
Alpha Natural Resources, Inc.*	20,800	327,808
Anadarko Petroleum Corp.	38,100	1,669,923
Berry Petroleum Co. “A”	4,100	115,456
Brigham Exploration Co.*	41,500	280,955
Callon Petroleum Co.*	19,900	269,844
Chevron Corp.	58,000	3,761,880
ConocoPhillips	117,380	6,987,631
Devon Energy Corp.	73,170	4,620,685
Edge Petroleum Corp.*	7,700	126,819
EOG Resources, Inc.	28,120	1,829,206
ExxonMobil Corp.	74,000	4,965,400
Harvest Natural Resources, Inc.*	21,300	220,455
Marathon Oil Corp.	15,200	1,168,880
Penn Virginia Corp.	5,400	342,414
Petrohawk Energy Corp.*	18,900	196,182
PetroQuest Energy, Inc.*	14,300	149,149
Swift Energy Co.*	8,700	363,834
Valero Energy Corp.	42,070	2,165,343
Whiting Petroleum Corp.*	8,800	352,880
XTO Energy, Inc.	32,636	1,374,955

		31,289,699
Financials 11.4%
Capital Markets 2.0%
Apollo Investment Corp.	5,200	106,652
Bear Stearns Companies, Inc.	5,800	812,580
GFI Group, Inc.*	3,400	187,986
Lehman Brothers Holdings, Inc.	34,390	2,540,045
Merrill Lynch & Co., Inc.	23,370	1,828,001
Morgan Stanley	30,000	2,187,300
The Goldman Sachs Group, Inc.	23,320	3,945,045
UBS AG (Registered)	13,538	809,822

		12,417,431
Commercial Banks 2.5%
AmSouth Bancorp.	64,600	1,875,984
BancFirst Corp.	800	37,376
Center Financial Corp.	6,400	152,192
City Holding Co.	1,900	75,753
Columbia Banking System, Inc.	1,600	51,216
CVB Financial Corp.	8,018	118,426
First Community Bancorp.	6,500	363,675
Frontier Financial Corp.	1,275	33,073
Greater Bay Bancorp.	12,900	363,909
Hancock Holding Co.	4,300	230,265
Hanmi Financial Corp.	1,000	19,600
Prosperity Bancshares, Inc.	700	23,828
Sterling Bancshares, Inc.	21,700	439,425
Sterling Financial Corp.	8,800	285,384
SunTrust Banks, Inc.	12,900	996,912
Trustmark Corp.	4,100	128,863
Umpqua Holdings Corp.	3,100	88,660
US Bancorp.	89,200	2,963,224
Wachovia Corp.	74,000	4,129,200
Wells Fargo & Co.	103,000	3,726,540
West Coast Bancorp.	1,700	51,918

		16,155,423

Consumer Finance 0.4%
American Express Co.	27,910	1,565,193
Cash America International, Inc.	9,400	367,352
CompuCredit Corp.*	700	21,147
SLM Corp.	8,100	421,038
United PanAm Financial Corp.*	3,500	54,180

		2,428,910
Diversified Financial Services 3.0%
Bank of America Corp.	151,700	8,126,569
Citigroup, Inc.	118,000	5,861,060
JPMorgan Chase & Co.	104,500	4,907,320

		18,894,949
Insurance 2.0%
Aflac, Inc.	91,700	4,196,192
Allstate Corp.	43,100	2,703,663
American International Group, Inc.	52,100	3,452,146
Argonaut Group, Inc.*	10,700	332,021
Genworth Financial, Inc. “A”	29,260	1,024,393
LandAmerica Financial Group, Inc.	6,200	407,898
National Financial Partners Corp.	3,200	131,296
Seabright Insurance Holdings*	15,800	220,726
Tower Group, Inc.	7,000	233,450
U.S.I. Holdings Corp.*	2,200	29,810

		12,731,595
Real Estate Investment Trusts 0.7%
Alexandria Real Estate Equities, Inc. (REIT)	2,100	196,980
American Financial Realty Trust (REIT)	6,800	75,888
American Home Mortgage Investment Corp. (REIT)	2,200	76,714
BioMed Realty Trust, Inc. (REIT)	5,900	179,006
Corporate Office Properties Trust (REIT)	2,900	129,804
Cousins Properties, Inc. (REIT)	4,900	167,629
Crescent Real Estate Equities Co. (REIT)	3,800	82,878
EastGroup Properties, Inc. (REIT)	3,100	154,566
Equity Lifestyle Properties, Inc. (REIT)	1,300	59,423
FelCor Lodging Trust, Inc. (REIT)	2,000	40,100
First Industrial Realty Trust, Inc. (REIT)	3,100	136,400
Glimcher Realty Trust (REIT)	3,800	94,164
Healthcare Realty Trust, Inc. (REIT)	2,300	88,343
Highwoods Properties, Inc. (REIT)	5,400	200,934
Home Properties, Inc. (REIT)	1,000	57,160
LaSalle Hotel Properties (REIT)	1,800	78,012
Lexington Corporate Properties Trust (REIT)	7,200	152,496
LTC Properties, Inc. (REIT)	1,300	31,525
Mid-America Apartment Communities, Inc. (REIT)	1,200	73,464
National Retail Properties, Inc. (REIT)	7,600	164,160
Nationwide Health Properties, Inc. (REIT)	7,700	205,898
Newcastle Investment Corp. (REIT)	6,300	172,683
OMEGA Healthcare Investors, Inc. (REIT)	2,500	37,525
Parkway Properties, Inc. (REIT)	2,900	134,821
Pennsylvania Real Estate Investment Trust (REIT)	2,900	123,453
Potlatch Corp. (REIT)	4,300	159,530
RAIT Investment Trust (REIT)	2,000	57,700
Realty Income Corp. (REIT)	3,900	96,369
Redwood Trust, Inc. (REIT)	3,000	151,110
Senior Housing Properties Trust (REIT)	8,500	181,390
Sovran Self Storage, Inc. (REIT)	800	44,440
Strategic Hotels & Resorts, Inc. (REIT)	8,000	159,040
Sun Communities, Inc. (REIT)	1,600	51,136
Sunstone Hotel Investors, Inc. (REIT)	6,800	202,096

Urstadt Biddle Properties “A” (REIT)	1,200	21,804
Washington Real Estate Investment Trust (REIT)	4,900	195,020

		4,233,661
Real Estate Management & Development 0.0%
Trammell Crow Co.*	800	29,208
Thrifts & Mortgage Finance 0.8%
Accredited Home Lenders Holding Co.*	7,500	269,550
BankUnited Financial Corp. “A”	15,600	406,692
Corus Bankshares, Inc.	20,000	447,200
FirstFed Financial Corp.*	7,500	425,400
Fremont General Corp.	25,300	353,947
Ocwen Financial Corp.*	18,100	269,690
PFF Bancorp., Inc.	2,950	109,268
TierOne Corp.	10,900	369,837
Washington Mutual, Inc.	53,800	2,338,686
WSFS Financial Corp.	1,900	118,161

		5,108,431
Health Care 8.5%
Biotechnology 1.8%
Alkermes, Inc.*	18,700	296,395
Amgen, Inc.*	26,150	1,870,510
Cubist Pharmaceuticals, Inc.*	11,400	247,836
Digene Corp.*	5,400	233,010
Genentech, Inc.*	48,590	4,018,393
Gilead Sciences, Inc.*	57,790	3,970,173
OSI Pharmaceuticals, Inc.*	6,500	243,945
Progenics Pharmaceuticals, Inc.*	800	18,768
Tanox, Inc.*	15,700	185,574

		11,084,604
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	114,020	5,183,349
C.R. Bard, Inc.	19,850	1,488,750
DJO, Inc.*	5,300	220,109
HealthTronics, Inc.*	17,000	104,890
Integra LifeSciences Holdings*	8,200	307,336
LifeCell Corp.*	7,200	231,984
Medtronic, Inc.	54,100	2,512,404
SurModics, Inc.*	2,800	98,336
West Pharmaceutical Services, Inc.	8,500	333,795
Zimmer Holdings, Inc.*	33,390	2,253,825

		12,734,778
Health Care Providers & Services 1.0%
Alliance Imaging, Inc.*	25,500	199,155
Apria Healthcare Group, Inc.*	18,800	371,112
CorVel Corp.*	6,800	238,544
Five Star Quality Care, Inc.*	19,700	211,972
Healthways, Inc.*	6,800	303,280
Kindred Healthcare, Inc.*	2,800	83,244
LCA-Vision, Inc.	5,900	243,729
Magellan Health Services, Inc.*	9,200	391,920
Odyssey HealthCare, Inc.*	14,200	201,356
UnitedHealth Group, Inc.	86,530	4,257,276

		6,501,588
Health Care Technology 0.0%
TriZetto Group, Inc.*	8,800	133,232
Life Sciences Tools & Services 0.1%
Albany Molecular Research, Inc.*	13,900	130,104

Luminex Corp.*	15,300	278,919
PAREXEL International Corp.*	8,900	294,501
Pharmanet Development Group, Inc.*	3,100	60,233

		763,757
Pharmaceuticals 3.6%
Abbott Laboratories	91,640	4,450,038
Eli Lilly & Co.	19,020	1,084,140
Hi-Tech Pharmacal Co., Inc.*	9,250	116,920
Johnson & Johnson	121,882	7,915,017
K-V Pharmaceutical Co. “A”*	12,500	296,250
Noven Pharmaceuticals, Inc.*	8,800	212,256
Pain Therapeutics, Inc.*	22,500	193,950
Perrigo Co.	8,100	137,457
Pfizer, Inc.	156,000	4,424,160
Sciele Pharma, Inc.*	9,700	182,748
Teva Pharmaceutical Industries Ltd. (ADR)	19,640	669,528
Valeant Pharmaceuticals International	15,800	312,524
Wyeth	52,700	2,679,268

		22,674,256
Industrials 5.6%
Aerospace & Defense 1.4%
EDO Corp.	7,800	178,464
Honeywell International, Inc.	36,500	1,492,850
L-3 Communications Holdings, Inc.	18,100	1,417,773
Orbital Sciences Corp.*	20,200	379,154
United Technologies Corp.	88,840	5,628,014

		9,096,255
Air Freight & Logistics 0.4%
ABX Air, Inc.*	23,200	130,384
Atlas Air Worldwide Holdings, Inc.*	7,900	343,808
FedEx Corp.	20,680	2,247,503

		2,721,695
Airlines 0.1%
Alaska Air Group, Inc.*	4,400	167,376
ExpressJet Holdings, Inc.*	40,000	264,400
Republic Airways Holdings, Inc.*	3,400	52,768

		484,544
Building Products 0.0%
American Woodmark Corp.	7,600	256,044
Commercial Services & Supplies 0.4%
American Ecology Corp.	5,200	102,648
Clean Harbors, Inc.*	2,100	91,455
Consolidated Graphics, Inc.*	5,200	312,884
Herman Miller, Inc.	15,600	533,676
Huron Consulting Group, Inc.*	3,400	133,280
Kforce, Inc.*	21,000	250,530
McGrath Rentcorp.	5,100	130,560
Volt Information Sciences, Inc.*	5,600	199,080
Watson Wyatt Worldwide, Inc. “A”	11,800	482,856

		2,236,969
Construction & Engineering 0.1%
EMCOR Group, Inc.*	6,900	378,396
Granite Construction, Inc.	7,200	384,120
Sterling Construction Co., Inc.*	8,900	178,534

		941,050
Electrical Equipment 0.5%

A.O. Smith Corp.	8,000	315,440
Emerson Electric Co.	26,670	2,236,546
General Cable Corp.*	8,400	320,964
LSI Industries, Inc.	13,300	216,125
Vicor Corp.	3,600	41,544

		3,130,619
Industrial Conglomerates 1.1%
General Electric Co.	201,140	7,100,242
Machinery 1.3%
Accuride Corp.*	27,900	307,179
American Science & Engineering, Inc.*	4,600	223,192
Caterpillar, Inc.	23,670	1,557,486
Dover Corp.	48,100	2,281,864
Freightcar America, Inc.	6,200	328,600
Ingersoll-Rand Co., Ltd. “A”	71,200	2,704,176
Middleby Corp.*	3,700	285,122
Nordson Corp.	1,500	59,790
Wabtec Corp.	5,900	160,067

		7,907,476
Road & Rail 0.2%
Dollar Thrifty Automotive Group, Inc.*	8,900	396,673
Marten Transport Ltd.*	14,600	249,514
USA Truck, Inc.*	15,800	300,990

		947,177
Trading Companies & Distributors 0.1%
BlueLinx Holdings, Inc.	9,800	93,296
Electro Rent Corp.*	14,800	251,748

		345,044
Information Technology 10.1%
Communications Equipment 1.5%
Cisco Systems, Inc.*	244,670	5,627,410
Nokia Oyj (ADR)	94,400	1,858,736
Polycom, Inc.*	7,700	188,881
QUALCOMM, Inc.	34,430	1,251,531
Redback Networks, Inc.*	13,000	180,440
ViaSat, Inc.*	9,300	233,244

		9,340,242
Computers & Peripherals 1.4%
Apple Computer, Inc.*	36,800	2,834,704
EMC Corp.*	138,830	1,663,183
Hewlett-Packard Co.	58,500	2,146,365
Intermec, Inc.*	9,300	245,148
International Business Machines Corp.	22,640	1,855,122
Komag, Inc.*	6,700	214,132

		8,958,654
Electronic Equipment & Instruments 0.1%
Itron, Inc.*	5,700	318,060
Littlefuse, Inc.*	8,400	291,480
Plexus Corp.*	12,500	240,000

		849,540
Internet Software & Services 0.7%
aQuantive, Inc.*	7,100	167,702
CNET Networks, Inc.*	15,100	144,658
EarthLink, Inc.*	17,200	125,044
eBay, Inc.*	44,660	1,266,557
Google, Inc. “A”*	2,740	1,101,206

j2 Global Communications, Inc.*	3,800	103,246
Sohu.com, Inc.*	6,400	140,928
ValueClick, Inc.*	8,300	153,882
WebEx Communications, Inc.*	4,000	156,080
Websense, Inc.*	5,600	121,016
Yahoo!, Inc.*	44,760	1,131,533

		4,611,852
IT Services 1.0%
Accenture Ltd. “A”	67,610	2,143,913
CSG Systems International, Inc.*	13,500	356,805
Fiserv, Inc.*	29,260	1,377,854
Forrester Research, Inc.*	3,500	92,085
iGATE Corp.*	6,900	34,086
infoUSA, Inc.	28,100	233,230
Paychex, Inc.	39,700	1,462,945
StarTek, Inc.	10,500	130,935
Sykes Enterprises, Inc.*	11,400	231,990

		6,063,843
Semiconductors & Semiconductor Equipment 3.2%
Actel Corp.*	7,700	119,735
Analog Devices, Inc.	49,600	1,457,744
Applied Materials, Inc.	145,800	2,585,034
Asyst Technologies, Inc.*	27,400	185,224
Broadcom Corp. “A”*	32,740	993,332
Diodes, Inc.*	5,000	215,850
Hittite Microwave Corp.*	7,300	324,850
Intel Corp.	232,100	4,774,297
Intevac, Inc.*	10,500	176,400
Kulicke & Soffa Industries, Inc.*	23,200	205,088
Linear Technology Corp.	44,350	1,380,172
Mattson Technology, Inc.*	23,300	193,390
Maxim Integrated Products, Inc.	42,690	1,198,308
Micrel, Inc.*	27,800	266,602
OmniVision Technologies, Inc.*	12,900	184,083
Photronics, Inc.*	16,600	234,558
PortalPlayer, Inc.*	20,000	225,600
Supertex, Inc.*	6,300	244,881
Texas Instruments, Inc.	140,830	4,682,597
Zoran Corp.*	13,300	213,864

		19,861,609
Software 2.2%
Adobe Systems, Inc.*	44,450	1,664,653
Advent Software, Inc.*	8,000	289,680
Ansoft Corp.*	11,800	293,938
Electronic Arts, Inc.*	30,700	1,709,376
FalconStor Software, Inc.*	25,200	193,788
Internet Security Systems, Inc.*	5,600	155,456
JDA Software Group, Inc.*	8,200	126,444
Macrovision Corp.*	12,000	284,280
Manhattan Associates, Inc.*	12,500	301,750
Microsoft Corp.	209,650	5,729,734
MicroStrategy, Inc., “A”*	2,722	277,181
NetScout Systems, Inc.*	25,900	168,091
SPSS, Inc.*	9,800	244,314
Symantec Corp.*	127,800	2,719,584

		14,158,269
Materials 1.7%
Chemicals 0.9%

E.I. du Pont de Nemours & Co.	74,700	3,200,148
Ecolab, Inc.	41,350	1,770,607
Pioneer Companies, Inc.*	11,200	274,512
Spartech Corp.	12,400	331,948

		5,577,215
Containers & Packaging 0.5%
Myers Industries, Inc.	18,700	317,900
Rock-Tenn Co. “A”	18,500	366,300
Silgan Holdings, Inc.	5,600	210,336
Sonoco Products Co.	59,900	2,015,036

		2,909,572
Metals & Mining 0.3%
AK Steel Holding Corp.*	19,300	234,302
Century Aluminum Co.*	7,800	262,470
Chaparral Steel Co.*	11,200	381,472
Cleveland-Cliffs, Inc.	8,000	304,880
Gibraltar Industries, Inc.	7,700	170,786
Oregon Steel Mills, Inc.*	4,900	239,463
Ryerson, Inc.	10,800	236,412
Stillwater Mining Co.*	22,000	184,800

		2,014,585
Telecommunication Services 1.3%
Diversified Telecommunication Services 1.3%
Alaska Communications Systems Group, Inc.	25,300	335,731
AT&T, Inc.	109,000	3,549,040
CT Communications, Inc.	11,300	245,436
General Communication, Inc. “A”*	6,100	75,579
Golden Telecom, Inc.	9,500	287,375
TALK America Holdings, Inc.*	29,800	283,100
Verizon Communications, Inc.	91,300	3,389,969

		8,166,230
Wireless Telecommunication Services 0.0%
Centennial Communications Corp.	34,700	184,951
Utilities 0.7%
Electric Utilities 0.5%
ALLETE, Inc.	5,800	252,010
FPL Group, Inc.	60,700	2,731,500
IDACORP., Inc.	7,200	272,232
Otter Tail Corp.	4,700	137,428

		3,393,170
Gas Utilities 0.1%
South Jersey Industries, Inc.	5,000	149,550
Southwest Gas Corp.	11,700	389,844

		539,394
Independent Power Producers & Energy Traders 0.1%
TXU Corp.	13,960	872,779

Total Common Stocks (Cost $297,882,613)		376,351,672
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 12.8%
Consumer Discretionary 2.7%
Affinia Group, Inc., 9.0%, 11/30/2014	155,000	144,537
AMC Entertainment, Inc., 8.0%, 3/1/2014	230,000	216,200
AMFM, Inc., 8.0%, 11/1/2008	750,000	784,198

Aztar Corp., 7.875%, 6/15/2014	325,000	350,187
Cablevision Systems Corp., Series B, 9.62% **, 4/1/2009	50,000	53,188
Caesars Entertainment, Inc., 8.875%, 9/15/2008	105,000	109,987
Charter Communications Holdings LLC:
8.625%, 4/1/2009	10,000	9,075
9.625%, 11/15/2009	10,000	9,075
10.25%, 9/15/2010	485,000	494,700
Series B, 10.25%, 9/15/2010	140,000	142,100
11.0%, 10/1/2015	456,000	414,960
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	220,000	284,672
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	150,000	159,832
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014	115,000	84,525
CSC Holdings, Inc.:
7.25%, 7/15/2008	80,000	80,800
7.875%, 12/15/2007	265,000	268,975
Series B, 8.125%, 7/15/2009	30,000	31,050
Series B, 8.125%, 8/15/2009	30,000	31,088
DaimlerChrysler NA Holding Corp.:
4.75%, 1/15/2008	750,000	742,576
Series E, 6.019% **, 10/31/2008	389,000	390,524
Denny’s Corp. Holdings, Inc., 10.0%, 10/1/2012	30,000	31,050
Dex Media East LLC/Financial, 12.125%, 11/15/2012	823,000	918,674
EchoStar DBS Corp.:
6.625%, 10/1/2014	135,000	128,419
144A, 7.125%, 2/1/2016	100,000	96,625
Foot Locker, Inc., 8.5%, 1/15/2022	30,000	28,350
Ford Motor Co., 7.45%, 7/16/2031	95,000	73,388
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	465,000	421,987
General Motors Corp., 8.375%, 7/15/2033	230,000	198,950
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	550,000	606,375
Gregg Appliances, Inc., 9.0%, 2/1/2013	50,000	45,625
Harrah’s Operating Co., Inc., 5.625%, 6/1/2015	450,000	418,281
Hertz Corp.:
144A, 8.875%, 1/1/2014	215,000	225,212
144A, 10.5%, 1/1/2016	50,000	55,000
ION Media Networks, Inc., 144A, 11.757% **, 1/15/2013	85,000	85,638
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	315,000	299,250
Jacobs Entertainment, Inc., 144A, 9.75%, 6/15/2014	165,000	163,350
JC Penney Corp., Inc., 8.0%, 3/1/2010	500,000	537,823
Lear Corp.:
Series B, 5.75%, 8/1/2014	10,000	8,025
Series B, 8.11%, 5/15/2009	205,000	197,825
Levi Strauss & Co., 10.258% **, 4/1/2012	10,000	10,300
Liberty Media Corp.:
5.7%, 5/15/2013	15,000	14,154
8.25%, 2/1/2030	115,000	114,789
8.5%, 7/15/2029	150,000	152,460
Linens ‘n Things, Inc., 144A, 11.132%**, 1/15/2014	90,000	86,850
Mediacom Broadband LLC:
144A, 8.5%, 10/15/2015	60,000	59,625
8.5%, 10/15/2015	10,000	9,938
Metaldyne Corp.:
10.0%, 11/1/2013	75,000	75,750
11.0%, 6/15/2012	35,000	31,500
MGM MIRAGE:
8.375%, 2/1/2011	80,000	83,404
9.75%, 6/1/2007	145,000	148,444
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	160,000	168,400
NCL Corp., 10.625%, 7/15/2014	35,000	33,863
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	240,000	194,400
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	365,000	387,356

Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014		40,000	42,650
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		575,000	585,062
PRIMEDIA, Inc.:
8.875%, 5/15/2011		95,000	92,863
10.78% **, 5/15/2010		250,000	255,625
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		560,000	579,600
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011		375,000	390,937
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		210,000	205,275
Six Flags, Inc.:
8.875%, 2/1/2010		30,000	28,725
9.75%, 4/15/2013		280,000	252,000
TCI Communications, Inc., 8.75%, 8/1/2015		135,000	159,860
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		95,000	92,388
Time Warner, Inc., 6.75%, 4/15/2011		800,000	836,705
Toys “R” Us, Inc., 7.375%, 10/15/2018		50,000	36,188
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		550,000	525,937
TRW Automotive, Inc.:
11.0%, 2/15/2013		405,000	441,450
11.75%, 2/15/2013	EUR	75,000	106,516
United Auto Group, Inc., 9.625%, 3/15/2012		375,000	397,500
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		65,000	66,625
XM Satellite Radio, Inc., 9.75%, 5/1/2014		405,000	386,775
Young Broadcasting, Inc., 8.75%, 1/15/2014		580,000	493,000

			16,889,010
Consumer Staples 0.8%
Anheuser-Busch Companies, Inc., 5.75%, 4/1/2036		400,000	402,837
Birds Eye Foods, Inc., 11.875%, 11/1/2008		265,000	265,331
Coca-Cola Enterprises, Inc., 8.5%, 2/1/2022		500,000	639,060
CVS Corp., 5.75%, 8/15/2011		700,000	709,112
Del Laboratories, Inc., 8.0%, 2/1/2012		80,000	70,200
Delhaize America, Inc.:
8.05%, 4/15/2027		30,000	31,890
9.0%, 4/15/2031		415,000	486,126
Fortune Brands, Inc., 5.375%, 1/15/2016		250,000	238,466
Fred Meyer, Inc., 7.45%, 3/1/2008		750,000	769,924
Harry & David Holdings, Inc., 10.4% **, 3/1/2012		85,000	82,025
Kraft Foods, Inc., 6.25%, 6/1/2012		500,000	520,032
North Atlantic Trading Co., 9.25%, 3/1/2012		200,000	173,000
Swift & Co.:
10.125%, 10/1/2009		55,000	55,963
12.5%, 1/1/2010		25,000	25,438
Viskase Co., Inc., 11.5%, 6/15/2011		480,000	480,000
Wal-Mart Stores, Inc., 5.25%, 9/1/2035		250,000	233,802

			5,183,206
Energy 0.8%
Anadarko Petroleum Corp., 6.45%, 9/15/2036		250,000	255,357
Belden & Blake Corp., 8.75%, 7/15/2012		400,000	411,000
Chaparral Energy, Inc., 8.5%, 12/1/2015		210,000	208,425
Chesapeake Energy Corp.:
6.25%, 1/15/2018		100,000	92,750
6.875%, 1/15/2016		280,000	273,700
7.75%, 1/15/2015		40,000	40,800
Delta Petroleum Corp., 7.0%, 4/1/2015		245,000	225,400
Dynegy Holdings, Inc.:
7.625%, 10/15/2026		245,000	223,563
8.375%, 5/1/2016		200,000	203,500
El Paso Production Holding Corp., 7.75%, 6/1/2013		160,000	163,600
Encore Acquisition Co., 6.0%, 7/15/2015		45,000	41,175
Frontier Oil Corp., 6.625%, 10/1/2011		65,000	65,000
MidAmerican Energy Holdings Co., 144A, 6.125%, 4/1/2036		500,000	505,402

Plains Exploration & Production Co.:
7.125%, 6/15/2014	145,000	151,525
Series B, 8.75%, 7/1/2012	140,000	148,050
Quicksilver Resources, Inc., 7.125%, 4/1/2016	55,000	52,113
Southern Natural Gas, 8.875%, 3/15/2010	340,000	356,546
Stone Energy Corp.:
6.75%, 12/15/2014	325,000	325,000
144A, 8.24% **, 7/15/2010	270,000	267,637
Transmeridian Exploration, Inc., 12.0%, 12/15/2010	115,000	115,000
Williams Companies, Inc.:
8.125%, 3/15/2012	565,000	603,137
8.75%, 3/15/2032	255,000	279,225

		5,007,905
Financials 3.1%
AAC Group Holding Corp., 144A, 12.75%, 10/1/2012 (PIK)	70,000	73,150
ACE Cash Express, Inc., 144A, 10.25%, 10/1/2014	30,000	30,375
Alamosa Delaware, Inc., 11.0%, 7/31/2010	125,000	136,563
Allstate Corp., 6.125%, 2/15/2012	1,000,000	1,036,976
American General Institutional Capital, 144A, 8.125%, 3/15/2046	230,000	288,173
American International Group, Inc., 6.25%, 5/1/2036	350,000	367,735
Ashton Woods USA LLC, 9.5%, 10/1/2015	235,000	203,275
Capital One Financial Corp., 6.15%, 9/1/2016	1,635,000	1,654,396
Citigroup, Inc., 6.0%, 10/31/2033	500,000	506,014
E*TRADE Financial Corp.:
7.375%, 9/15/2013	75,000	76,688
7.875%, 12/1/2015	60,000	63,150
8.0%, 6/15/2011	135,000	139,725
ERP Operating LP:
5.375%, 8/1/2016	333,000	327,586
6.95%, 3/2/2011	211,000	224,212
Ford Motor Credit Co.:
7.25%, 10/25/2011	610,000	575,276
7.375%, 10/28/2009	1,165,000	1,132,152
7.875%, 6/15/2010	295,000	287,294
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	750,000	857,280
GMAC LLC:
4.375%, 12/10/2007	134,000	130,821
6.125%, 2/1/2007 (b)	1,377,000	1,375,130
6.125%, 8/28/2007	622,000	621,114
6.875%, 9/15/2011	1,305,000	1,298,086
8.0%, 11/1/2031	564,000	589,708
Health Care Property Investors, Inc., (REIT), 5.95%, 9/15/2011	740,000	742,856
HSBC Bank USA, 5.625%, 8/15/2035	374,000	358,295
iPayment, Inc., 144A, 9.75%, 5/15/2014	80,000	81,600
John Deere Capital Corp., 5.1%, 1/15/2013	1,000,000	988,628
Merrill Lynch & Co., Inc.:
Series C, 4.79%, 8/4/2010	626,000	616,435
6.22%, 9/15/2026	380,000	386,553
Popular North America, Inc., Series E, 3.875%, 10/1/2008	1,000,000	972,482
Poster Financial Group, Inc., 8.75%, 12/1/2011	290,000	303,050
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	330,000	363,000
Simon Property Group LP, (REIT), 6.1%, 5/1/2016	600,000	618,706
The Goldman Sachs Group, Inc.:
5.35%, 1/15/2016	505,000	495,678
6.45%, 5/1/2036	400,000	408,196
TIG Holdings, Inc., 144A, 8.597%, 1/15/2027	245,000	187,425
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	125,000	115,000
Universal City Development, 11.75%, 4/1/2010	380,000	409,450
Verizon Global Funding Corp.:
6.875%, 6/15/2012	500,000	534,113

7.75%, 12/1/2030	170,000	194,876

		19,771,222
Health Care 0.4%
Genentech, Inc., 4.4%, 7/15/2010 (b)	1,250,000	1,219,577
HCA, Inc., 6.5%, 2/15/2016	155,000	124,000
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016	190,000	194,038
144A, 11.418% **, 6/15/2014	30,000	30,600
Tenet Healthcare Corp., 9.25%, 2/1/2015	540,000	519,750
Wyeth, 6.5%, 2/1/2034	400,000	431,758

		2,519,723
Industrials 1.0%
Allied Security Escrow Corp., 11.375%, 7/15/2011	130,000	130,000
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	300,000	319,875
American Color Graphics, 10.0%, 6/15/2010	145,000	100,050
Browning-Ferris Industries:
7.4%, 9/15/2035	245,000	219,275
9.25%, 5/1/2021	135,000	140,063
Burlington Northern Santa Fe Corp., 6.2%, 8/15/2036	450,000	468,814
Case New Holland, Inc., 9.25%, 8/1/2011	345,000	365,700
Caterpillar, Inc., 6.05%, 8/15/2036	200,000	208,200
Cenveo Corp., 7.875%, 12/1/2013	260,000	246,350
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	270,000	268,650
Congoleum Corp., 8.625%, 8/1/2008 *	190,000	190,000
CPG International I, Inc.:
10.5%, 7/1/2013	255,000	259,462
12.39% **, 7/1/2012	95,000	96,900
DRS Technologies, Inc., 7.625%, 2/1/2018	120,000	121,800
Education Management LLC, 144A, 8.75%, 6/1/2014	75,000	75,750
Honeywell International, Inc., 5.7%, 3/15/2036	250,000	251,059
Iron Mountain, Inc., 8.75%, 7/15/2018	60,000	62,250
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	265,000	233,200
8.875%, 4/1/2012	290,000	284,200
Kansas City Southern:
7.5%, 6/15/2009	55,000	55,000
9.5%, 10/1/2008	415,000	431,600
Kinetek, Inc., Series D, 10.75%, 11/15/2006	365,000	361,350
Masco Corp., 6.125%, 10/3/2016	490,000	486,571
Millennium America, Inc., 9.25%, 6/15/2008	120,000	123,600
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	110,000	112,750
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	30,000	33,900
Ship Finance International Ltd., 8.5%, 12/15/2013	75,000	72,375
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	220,000	234,850
United Technologies Corp., 7.5%, 9/15/2029	350,000	431,632
Xerox Corp., 6.4%, 3/15/2016	170,000	169,150

		6,554,376
Information Technology 0.5%
Cisco Systems, Inc., 5.5%, 2/22/2016	750,000	755,965
International Business Machines Corp., 8.375%, 11/1/2019	250,000	314,495
L-3 Communications Corp.:
5.875%, 1/15/2015	335,000	318,250
Series B, 6.375%, 10/15/2015	115,000	111,838
Lucent Technologies, Inc., 6.45%, 3/15/2029	495,000	440,550
Sanmina-SCI Corp., 8.125%, 3/1/2016	220,000	215,600
SunGard Data Systems, Inc., 10.25%, 8/15/2015	275,000	283,250
UGS Corp., 10.0%, 6/1/2012	255,000	275,400
Unisys Corp., 7.875%, 4/1/2008	455,000	453,862

		3,169,210

Materials 1.3%
ARCO Chemical Co., 9.8%, 2/1/2020	750,000	847,500
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	75,000	41,250
Chemtura Corp., 6.875%, 6/1/2016	145,000	143,006
Constar International, Inc., 11.0%, 12/1/2012	35,000	30,450
Crystal US Holdings, Series A, Step-up Coupon, 0% to 10/1/2009, 10% to 10/1/2014	70,000	56,175
Dayton Superior Corp.:
10.75%, 9/15/2008	50,000	51,500
13.0%, 6/15/2009	90,000	84,600
Equistar Chemical Funding, 10.625%, 5/1/2011	175,000	187,688
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	245,000	251,125
GEO Specialty Chemicals, Inc., 144A, 13.998%**, 12/31/2009	491,000	405,075
Greif, Inc., 8.875%, 8/1/2012	130,000	135,850
Hexcel Corp., 6.75%, 2/1/2015	270,000	257,850
Huntsman LLC, 11.625%, 10/15/2010	392,000	433,160
International Coal Group, Inc., 144A, 10.25%, 7/15/2014	100,000	95,000
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	175,000	128,625
Lyondell Chemical Co., 10.5%, 6/1/2013	50,000	55,000
Massey Energy Co.:
6.625%, 11/15/2010	430,000	419,250
6.875%, 12/15/2013	105,000	95,025
Monsanto Co., 4.0%, 5/15/2008	1,000,000	979,647
Mosaic Global Holdings, Inc., 10.875%, 8/1/2013	530,000	590,950
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	393,000	345,840
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	545,000	588,600
144A, 13.0%, 9/30/2013	40,000	40,100
OM Group, Inc., 9.25%, 12/15/2011	110,000	114,400
Omnova Solutions, Inc., 11.25%, 6/1/2010	415,000	445,606
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	254,019	3,810
Radnor Holdings Corp., 11.0%, 3/15/2010 *	40,000	6,000
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	61,000	65,270
TriMas Corp., 9.875%, 6/15/2012	205,000	189,625
United States Steel Corp., 9.75%, 5/15/2010	248,000	264,740
Weyerhaeuser Co., 5.95%, 11/1/2008	600,000	606,685
Witco Corp., 6.875%, 2/1/2026	60,000	53,850
Wolverine Tube, Inc., 10.5%, 4/1/2009	135,000	118,800

		8,132,052
Telecommunication Services 0.6%
AT&T, Inc., 6.15%, 9/15/2034	500,000	484,056
Centennial Communications Corp., 10.0%, 1/1/2013	115,000	116,438
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	335,000	342,537
8.375%, 1/15/2014	240,000	242,400
Dobson Cellular Systems, Inc., 9.875%, 11/1/2012	115,000	123,338
Dobson Communications Corp., 8.875%, 10/1/2013	110,000	109,038
Insight Midwest LP, 9.75%, 10/1/2009	45,000	45,788
Intelsat Corp., 144A, 9.0%, 6/15/2016	55,000	56,650
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	650,000	670,630
Qwest Corp., 7.25%, 9/15/2025	220,000	213,125
Rural Cellular Corp., 9.875%, 2/1/2010	140,000	145,950
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013	90,000	83,475
Ubiquitel Operating Co., 9.875%, 3/1/2011	100,000	108,500
US Unwired, Inc., Series B, 10.0%, 6/15/2012	175,000	192,500
Verizon New Jersey, Inc., Series A, 5.875%, 1/17/2012	745,000	752,528
Windstream Corp., 144A, 8.625%, 8/1/2016	10,000	10,700

		3,697,653
Utilities 1.6%
AEP Texas Central Co., Series D, 5.5%, 2/15/2013	500,000	497,238

AES Corp., 144A, 8.75%, 5/15/2013	885,000	949,162
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	585,000	637,650
American Electric Power Co., Inc., Series C, 5.375%, 3/15/2010	1,000,000	1,000,153
CMS Energy Corp., 8.5%, 4/15/2011	525,000	567,000
Consumers Energy Co., Series F, 4.0%, 5/15/2010	1,590,000	1,517,773
Dominion Resources, Inc., Series E, 7.195%, 9/15/2014	750,000	816,680
FirstEnergy Corp., Series B, 6.45%, 11/15/2011	500,000	521,588
Mirant Americas Generation LLC, 8.3%, 5/1/2011	60,000	60,075
Mirant North America LLC, 7.375%, 12/31/2013	60,000	60,075
Mission Energy Holding Co., 13.5%, 7/15/2008	745,000	831,606
Northern States Power Co., 6.25%, 6/1/2036	400,000	427,912
NRG Energy, Inc.:
7.25%, 2/1/2014	245,000	243,163
7.375%, 2/1/2016	510,000	506,812
PECO Energy Co., 5.95%, 10/1/2036	400,000	408,710
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	625,000	682,812
Sierra Pacific Resources:
6.75%, 8/15/2017	175,000	175,074
8.625%, 3/15/2014	95,000	102,573

		10,006,056

Total Corporate Bonds (Cost $80,884,953)		80,930,413
Foreign Bonds - US$ Denominated 2.2%
Consumer Discretionary 0.2%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	440,000	471,900
Royal Caribbean Cruises Ltd., 8.75%, 2/2/2011	422,000	459,691
Shaw Communications, Inc., 8.25%, 4/11/2010	95,000	100,225
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	394,000	344,750
Unity Media GmbH, 144A, 10.375%, 2/15/2015	75,000	69,000
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013	35,000	36,575

		1,482,141
Energy 0.3%
Gaz Capital SA, 144A, 8.625%, 4/28/2034	100,000	124,500
OAO Gazprom, 144A, 9.625%, 3/1/2013	300,000	355,125
Pemex Project Funding Master Trust:
144A, 5.75%, 12/15/2015	522,000	509,994
5.75%, 12/15/2015	550,000	537,350
Secunda International Ltd., 13.507% **, 9/1/2012	130,000	135,850

		1,662,819
Financials 0.6%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	405,000	464,737
Doral Financial Corp., 6.33% **, 7/20/2007	325,000	309,121
HSBC Holdings PLC, 6.5%, 5/2/2036	500,000	530,779
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	60,000	53,100
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049	1,350,000	1,430,190
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	90,000	68,400
Pemex Finance Ltd., “A1”, Series 2000-1, 9.03%, 2/15/2011	652,500	700,204
Svenska Handelsbanken AB, 144A, 7.125%, 3/29/2049	330,000	332,543

		3,889,074
Health Care 0.1%
Biovail Corp., 7.875%, 4/1/2010	360,000	360,000
Industrials 0.3%
Canadian National Railway Co., 5.8%, 6/1/2016	600,000	620,888
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012	190,000	201,400
10.25%, 6/15/2007	450,000	460,125
12.5%, 6/15/2012	163,000	179,300

	Stena AB, 9.625%, 12/1/2012	50,000	53,750
	Tyco International Group SA, 6.375%, 10/15/2011	500,000	524,145

			2,039,608
Information Technology 0.0%
	Seagate Technology HDD Holdings, 6.8%, 10/1/2016	145,000	144,275
	Materials 0.2%
	Cascades, Inc., 7.25%, 2/15/2013	287,000	279,825
	ISPAT Inland ULC, 9.75%, 4/1/2014	284,000	319,855
	Novelis, Inc., 144A, 8.25%, 2/15/2015	365,000	346,750
	Rhodia SA:
	8.875%, 6/1/2011	92,000	94,990
	10.25%, 6/1/2010	100,000	112,000
	Tembec Industries, Inc., 8.625%, 6/30/2009	105,000	58,275

			1,211,695
Sovereign Bonds 0.0%
	Federative Republic of Brazil, 8.875%, 10/14/2019	95,000	112,670
	Republic of Argentina, 5.59% **, 8/3/2012 (PIK)	190,000	131,972

			244,642
Telecommunication Services 0.5%
	Cell C Property Ltd., 144A, 11.0%, 7/1/2015	290,000	255,925
	Embratel, Series B, 11.0%, 12/15/2008	34,000	37,315
	Intelsat Bermuda Ltd., 144A, 11.25%, 6/15/2016	140,000	148,750
	Intelsat Ltd., 5.25%, 11/1/2008	140,000	134,400
	Millicom International Cellular SA, 10.0%, 12/1/2013	75,000	80,531
	Mobifon Holdings BV, 12.5%, 7/31/2010	314,000	352,073
	Nortel Networks Ltd.:
	144A, 9.73% **, 7/15/2011	290,000	299,425
	144A, 10.125%, 7/15/2013	135,000	142,425
	144A, 10.75%, 7/15/2016	110,000	117,700
	Stratos Global Corp., 144A, 9.875%, 2/15/2013	175,000	148,750
	Telecom Italia Capital, 4.95%, 9/30/2014	470,000	431,666
	Vodafone Group PLC, 5.0%, 12/16/2013	750,000	719,584

			2,868,544

Total Foreign Bonds - US$ Denominated (Cost $13,764,861)			13,902,798
Foreign Bonds - Non US$ Denominated 0.1%
Consumer Discretionary 0.1%
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	160,000	186,150
Financials 0.0%
Ono Finance II, 144A, 8.0%, 5/16/2014	EUR	50,000	60,866
Sovereign Bonds 0.0%
Republic of Argentina, 7.82%, 12/31/2033, (PIK)	EUR	110,598	133,652

Total Foreign Bonds - Non US$ Denominated (Cost $364,551)			380,668
Asset Backed 1.1%
Automobile Receivables 0.3%
	Capital Auto Receivables Asset Trust, “B”, Series 2006-1, 5.26%, 10/15/2010	566,000	565,413
	Hertz Vehicle Financing LLC, “A6”, Series 2005-2A, 144A, 5.08%, 11/25/2011	1,347,000	1,339,638
	MMCA Automobile Trust:
	“A4”, Series 2002-4, 3.05%, 11/16/2009	68,220	68,040
	“B”, Series 2002-2, 4.67%, 3/15/2010	54,749	54,570
	“B”, Series 2002-1, 5.37%, 1/15/2010	30,517	30,500

			2,058,161
Credit Card Receivables 0.2%
	Providian Master Note Trust, “B1”, Series 2006-B1A, 144A, 5.35%, 3/15/2013	1,075,000	1,070,633

Home Equity Loans 0.6%
Countrywide Asset-Backed Certificates, “1AF2”, Series 2005-17, 5.363%, 5/25/2036	689,000	687,315
Credit-Based Asset Servicing and Securitization, “AF2”, Series 2006-CB2, 5.501%, 12/25/2036	1,613,000	1,611,370
DB Master Finance LLC, “A2”, Series 2006-1, 144A, 5.779%, 6/20/2031	1,280,000	1,300,189

		3,598,874

Total Asset Backed (Cost $6,718,745)		6,727,668
	Shares	Value ($)

Warrants 0.0%
MicroStrategy, Inc.*, Expiration 6/24/2007	96	10
TravelCenters of America, Inc.*, Expiration 5/1/2009	59	177

Total Warrants (Cost $251)		187
Preferred Stocks 0.6%
Energy 0.0%
NGC Corp. Capital Trust I, 8.316%	100,000	91,000
Financials 0.6%
Farm Credit Bank of Texas, Series 1, 7.561%	218,000	234,073
JPMorgan Chase Capital XV, 5.875%	585,000	560,763
Wachovia Capital Trust III, 5.8%	2,000,000	2,005,428
Washington Mutual Preferred Funding Delaware, Series A-1, 144A, 6.534% (b)	600,000	589,440

		3,389,704
Industrials 0.0%
Xerox Capital Trust I, 8.0%	55,000	56,100

Total Preferred Stocks (Cost $3,558,937)		3,536,804
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc., 144A, 9.75%, (PIK) (Cost $83,525)	12	81,000
	Principal Amount ($)(a)	Value ($)

US Government Sponsored Agencies 0.3%
Federal National Mortgage Association, 3.25%, 1/15/2008 (Cost $1,947,946)	2,000,000	1,955,674
US Government Agency Sponsored Pass-Throughs 2.3%
Federal Home Loan Mortgage Corp.:
5.0%, with various maturities from 11/1/2035 until 12/1/2035	516,402	496,930
6.0%, 8/1/2035	864,623	866,473
Federal National Mortgage Association:
4.5%, with various maturities from 7/1/2018 until 9/1/2035	4,436,371	4,213,456
5.0%, with various maturities from 4/1/2024 until 5/1/2034	3,014,964	2,917,600
5.5%, with various maturities from 11/1/2020 until 1/1/2034	4,652,963	4,624,136
6.0%, with various maturities from 1/1/2024 until 10/1/2035	1,388,560	1,403,289
6.5%, 5/1/2017	108,659	111,084
8.0%, 9/1/2015	218,068	229,256

Total US Government Agency Sponsored Pass-Throughs (Cost $15,107,796)		14,862,224
Commercial and Non-Agency Mortgage-Backed Securities 10.8%
Adjustable Rate Mortgage Trust, “3A31”, Series 2005-10, 5.427% **, 1/25/2036	1,000,000	986,241
Banc of America Mortgage Securities, “2A6”, Series 2004-G, 4.657%, 8/25/2034	2,275,000	2,262,560
Chase Mortgage Finance Corp., “2A1”, Series 2004-S3, 5.25%, 3/25/2034	558,684	554,870
Citigroup Commercial Mortgage Trust, “A5”, Series 2004-C2, 4.733%, 10/15/2041	2,000,000	1,924,318
Citigroup Mortgage Loan Trust, Inc., “1CB2”, Series 2004-NCM2, 6.75%, 8/25/2034	340,784	346,854
Commercial Mortgage Acceptance Corp., “A3”, Series 1998-C2, 6.04%, 9/15/2030	1,510,000	1,525,999
Countrywide Alternative Loan Trust:

“A1”, Series 2004-1T1, 5.0%, 2/25/2034	685,429	678,442
“1A5”, Series 2003-J1, 5.25%, 10/25/2033	702,827	698,636
“A8”, Series 2005-J14, 5.5%, 12/25/2035	3,733,000	3,639,685
“4A3”, Series 2005-43, 5.752% **, 10/25/2035	849,755	844,392
“A1”, Series 2004-35T2, 6.0%, 2/25/2035	757,303	757,595
“3A5”, Series 2005-28CB, 6.0%, 8/25/2035	2,734,006	2,754,841
Countrywide Home Loans, “A6”, Series 2003-57, 5.5%, 1/25/2034	310,603	309,245
CS First Boston Mortgage Securities Corp.:
“A2”, Series 2004-C1, 3.516%, 1/15/2037	2,000,000	1,941,205
“A3”, Series 2005-C5, 5.1%, 8/15/2038	2,000,000	1,973,009
“A4”, Series 2001-CP4, 6.18%, 12/15/2035	2,000,000	2,077,300
DLJ Mortgage Acceptance Corp., “A1B”, Series 1997-CF2, 144A, 6.82%, 10/15/2030	124,068	124,858
GMAC Commercial Mortgage Securities, Inc., “A3”, Series 1997-C1, 6.869%, 7/15/2029	48,134	48,465
Greenwich Capital Commercial Funding Corp., “A4”, Series 2005-GG3, 4.799%, 8/10/2042	2,000,000	1,928,802
GS Mortgage Securities Corp. II, “A4”, Series 2006-GG6, 5.553%, 4/10/2038	1,950,000	1,977,550
GSR Mortgage Loan Trust, “4A5”, Series 2005-AR6, 4.552% **, 9/25/2035	1,025,000	1,000,059
JPMorgan Alternative Loan Trust, “2A4”, Series 2006-S1, 5.5%, 2/25/2021	3,149,107	3,147,884
JPMorgan Chase Commercial Mortgage Securities Corp.:
“A4”, Series 2005-LDP2, 4.738%, 7/15/2042	2,000,000	1,916,788
“A6”, Series 2004-CBX, 4.899%, 1/12/2037	2,000,000	1,942,593
“A3”, Series 2001-CIBC, 6.26%, 3/15/2033	2,145,000	2,222,377
JPMorgan Mortgage Trust, “2A1”, Series 2005-A8, 4.955% **, 11/25/2035	823,709	815,192
LB-UBS Commercial Mortgage Trust:
“A2”, Series 2004-C2, 3.246%, 3/15/2029	1,900,000	1,822,108
“A2”, Series 2005-C2, 4.821%, 4/15/2030	165,000	163,212
Master Alternative Loans Trust, “5A1”, Series 2005-1, 5.5%, 1/25/2020	1,035,854	1,037,717
Morgan Stanley Capital I:
“A4”, Series 2005-T17, 4.52%, 12/13/2041	2,100,000	2,035,997
“A2”, Series 2006-T21, 5.09%, 10/12/2052	1,079,000	1,075,400
Structured Adjustable Rate Mortgage Loan:
“1A4”, Series 2005-22, 5.25%, 12/25/2035	970,000	955,489
“6A3”, Series 2005-21, 5.4%, 11/25/2035	900,000	879,693
“1A1”, Series 2005-17, 5.701% **, 8/25/2035	1,473,150	1,471,352
Structured Asset Securities Corp., “4A1”, Series 2005-6, 5.0%, 5/25/2035	167,827	160,484
Wachovia Bank Commercial Mortgage Trust:
“APB”, Series 2006-C23, 5.446%, 1/15/2045	2,100,000	2,114,640
“A4”, Series 2006-C25, 5.776% **, 5/15/2043	1,600,000	1,654,526
Washington Mutual:
“A6”, Series 2004-AR4, 3.801% **, 6/25/2034	190,000	183,075
“A6”, Series 2003-AR11, 3.985%, 10/25/2033	885,000	862,846
“A6”, Series 2003-AR10, 4.062% **, 10/25/2033	1,620,000	1,585,304
“A7, Series 2004-AR9, 4.161% **, 8/25/2034	1,325,000	1,288,483
“1A6”, Series 2005-AR12, 4.838% **, 10/25/2035	1,880,000	1,870,727
“1A3”, Series 2005-AR16, 5.114% **, 12/25/2035	1,005,000	995,962
Wells Fargo Mortgage Backed Securities Trust:
“B1”, Series 2005-AR12, 4.325% **, 7/25/2035	934,289	903,384
“4A2”, Series 2005-AR16, 4.992% **, 10/25/2035	1,470,000	1,454,297
“A3”, Series 2006-1, 5.0%, 3/25/2021	1,883,124	1,840,753
“2A3”, Series 2006-AR8, 5.24%, 4/25/2036	5,347,066	5,310,962

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $68,195,495)		68,066,171
Collateralized Mortgage Obligations 1.0%
Fannie Mae Whole Loan:
“1A3”, Series 2004-W1, 4.49%, 11/25/2043	54,147	53,936
“1A1”, Series 2004-W15, 6.0%, 8/25/2044	930,106	934,627
Federal Home Loan Mortgage Corp.:
“PE”, Series 2898, 5.0%, 5/15/2033	1,715,000	1,645,234
“KD”, Series 2915, 5.0%, 9/15/2033	1,177,000	1,126,352
“KG”, Series 2987, 5.0%, 12/15/2034	1,360,000	1,298,184
“H”, Series 2278, 6.5%, 1/15/2031	27,857	28,579
Federal National Mortgage Association:
“NE”, Series 2004-52, 4.5%, 7/25/2033	1,118,000	1,045,978

“PM”, Series 2001-60, 6.0%, 3/25/2030	9,981	9,948
“HM”, Series 2002-36, 6.5%, 12/25/2029	20,449	20,410
“C”, Series 1997-M5, 6.74%, 8/25/2007	390,000	392,838

Total Collateralized Mortgage Obligations (Cost $6,714,7669)		6,556,086
US Treasury Obligations 4.7%
US Treasury Bill, 4.975% ***, 10/19/2006 (c)	675,000	673,321
US Treasury Bonds:
4.5%, 2/15/2036	2,830,000	2,711,714
6.0%, 2/15/2026	2,825,000	3,232,198
US Treasury Notes:
4.0%, 11/15/2012	1,165,000	1,128,412
4.25%, 10/31/2007	650,000	645,506
4.625%, 8/31/2011	810,000	810,886
4.875%, 5/31/2008 (b)	5,800,000	5,810,875
4.875%, 5/15/2009	530,000	533,064
4.875%, 8/15/2009	1,000,000	1,006,797
4.875%, 7/31/2011 (b)	3,780,000	3,823,856
4.875%, 8/15/2016 (b)	7,110,000	7,244,422
5.0%, 7/31/2008	1,000,000	1,004,688
6.125%, 8/15/2007	1,280,000	1,292,349

Total US Treasury Obligations (Cost $29,415,684)		29,918,088

	Units	Value ($)

Other Investments 0.0%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	170,000	137,700
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	270,000	174,150

Total Other Investments (Cost $325,367)		311,850
	Shares	Value ($)

Securities Lending Collateral 3.1%
Daily Assets Fund Institutional, 5.31% (d) (e) (Cost $19,866,856)	19,866,856	19,866,856
Cash Equivalents 4.3%
Cash Management QP Trust, 5.34% (f) (Cost $26,996,932)	26,996,932	26,996,932
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 571,829,281)	102.8	650,445,091
Other Assets and Liabilities, Net	(2.8)	(17,924,861)

Net Assets	100.0	632,520,230

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

		Maturity			Acquisition
Securities	Coupon	Date	Principal Amount		Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	190,000	USD	190,156	190,000
Oxford Automotive, Inc.	12.0%	10/15/2010	254,019	USD	22,497	3,810
Radnor Holdings Corp.	11.0%	3/15/2010	40,000	USD	27,743	6,000
					$ 240,396	$ 199,810

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2006.

***			Annualized yield at time of purchase; not a coupon rate.
(a)			Principal amount stated in US dollars unless otherwise noted.
(b)			All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $19,533,422 which is 3.1% of net assets.
(c)			At September 30, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)			Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e)			Represents investment of securities lending collateral.
(f)			Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	12/15/2006	2	152,382	154,676	2,294
10 Year Canada Government Bond	12/18/2006	12	1,218,678	1,236,126	17,448
10 Year Federal Republic of Germany Bond	12/7/2006	39	5,784,845	5,840,515	55,670
10 Year Japanese Government Bond	12/11/2006	5	5,666,151	5,705,820	39,669
Russell 2000 Index	12/14/2006	2	731,609	732,100	491
Russell Mini 2000 Index Futures	12/15/2006	12	878,676	878,520	(156)
United Kingdom Treasury Bond	12/27/2006	28	5,753,798	5,768,937	15,139

Total net unrealized appreciation					130,555

At September 30, 2006, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Australian Bond	12/15/2006	46	3,504,510	3,557,556	(53,046)

10 Year Canada Government Bond	12/18/2006	16	1,628,345	1,648,168	(19,823)
10 Year US Treasury Note	12/19/2006	27	2,892,574	2,917,687	(25,113)
10 Year Japanese Government Bond	12/11/2006	5	5,664,220	5,705,8221	(41,601)
2 Year Federal Republic of Germany Bond	12/7/2006	44	5,798,611	5,803,158	(4,547)
2 Year US Treasury Note	12/29/2006	15	3,060,423	3,067,500	(7,077)

Total net unrealized depreciation					(151,207)

At September 30, 2006, open credit default swap purchased was as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Portfolio		Underlying Debt Obligation	Unrealized Depreciation ($)

10/2/2006 12/20/2011	750,000†	Fixed — 3.25%		Dow Jones CDX High Yield	(871)

Total net unrealized depreciation					(871)

Counterparty:
†		Chase Securities, Inc.

As of September 30, 2006, the Portfolio had the following open forward foreign currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
AUD	12,019	USD	8,983	10/3/2006	26
USD	2,074,951	CAD	2,362,000	10/27/2006	39,925
CHF	1,865,000	USD	1,517,222	10/27/2006	21,636
CHF	2,583,000	USD	2,081,386	10/27/2006	10,020
USD	1,054,003	EUR	833,000	10/27/2006	3,940
EUR	14,000	USD	17,980	10/27/2006	200
EUR	397,422	USD	506,822	12/13/2006	827
USD	2,572,884	GBP	1,396,000	10/27/2006	41,872
JPY	576,358,000	USD	4,981,573	10/27/2006	81,842
NOK	6,506,000	USD	1,020,453	10/27/2006	22,060
SEK	6,408,000	USD	887,796	10/27/2006	1,516
Total unrealized appreciation					223,864

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
USD	349,289	AUD	465,000	10/27/2006	(2,934)
USD	1,132,980	JPY	131,207,000	10/27/2006	(17,564)
USD	2,977,688	SGD	4,711,000	10/27/2006	(7,322)
Total unrealized depreciation					(27,820)

Currency Abbreviation
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Blue Chip VIP

	Shares	Value ($)

Common Stocks 98.2%
Consumer Discretionary 11.1%
Auto Components 0.2%
Autoliv, Inc.	4,300	236,973
TRW Automotive Holdings Corp.*	12,100	291,247

		528,220
Hotels Restaurants & Leisure 1.7%
Brinker International, Inc.	86,700	3,475,803
Darden Restaurants, Inc.	40,500	1,720,035
YUM! Brands, Inc.	13,500	702,675

		5,898,513
Household Durables 0.6%
Leggett & Platt, Inc.	77,900	1,949,837
Media 4.5%
John Wiley & Sons, Inc. “A”	10,700	385,307
McGraw-Hill Companies, Inc.	95,400	5,536,062
Omnicom Group, Inc.	35,900	3,360,240
The DIRECTV Group, Inc.*	270,200	5,317,536
Walt Disney Co.	25,700	794,387

		15,393,532
Multiline Retail 1.7%
Dollar Tree Stores, Inc.*	84,200	2,606,832
Kohl’s Corp.*	51,700	3,356,364

		5,963,196
Specialty Retail 1.2%
Office Depot, Inc.*	73,500	2,917,950
TJX Companies, Inc.	36,000	1,009,080

		3,927,030
Textiles, Apparel & Luxury Goods 1.2%
Jones Apparel Group, Inc.	120,500	3,909,020
NIKE, Inc. “B”	2,500	219,050

		4,128,070
Consumer Staples 8.6%
Beverages 2.2%
Pepsi Bottling Group, Inc.	81,800	2,903,900
PepsiCo, Inc.	68,900	4,496,414

		7,400,314
Food & Staples Retailing 2.9%
Kroger Co.	218,200	5,049,148
Wal-Mart Stores, Inc.	94,400	4,655,808
Walgreen Co.	8,800	390,632

		10,095,588
Food Products 1.7%
General Mills, Inc.	79,600	4,505,360
Smithfield Foods, Inc.*	45,600	1,232,112

		5,737,472
Household Products 1.4%
Colgate-Palmolive Co.	57,600	3,576,960

Procter & Gamble Co.	19,400	1,202,412

		4,779,372
Tobacco 0.4%
Altria Group, Inc.	19,200	1,469,760
Energy 10.4%
Energy Equipment & Services 1.6%
Patterson-UTI Energy, Inc.	113,600	2,699,136
Unit Corp.*	62,200	2,859,334

		5,558,470
Oil, Gas & Consumable Fuels 8.8%
Anadarko Petroleum Corp.	91,600	4,014,828
ConocoPhillips	99,000	5,893,470
Devon Energy Corp.	11,500	726,225
ExxonMobil Corp.	89,840	6,028,264
Overseas Shipholding Group, Inc.	52,500	3,242,925
Range Resources Corp.	60,400	1,524,496
Valero Energy Corp.	66,500	3,422,755
Williams Companies, Inc.	75,600	1,804,572
XTO Energy, Inc.	78,101	3,290,395

		29,947,930
Financials 19.6%
Capital Markets 3.8%
Merrill Lynch & Co., Inc.	44,500	3,480,790
Morgan Stanley	40,000	2,916,400
The Goldman Sachs Group, Inc.	38,800	6,563,796

		12,960,986
Commercial Banks 3.0%
KeyCorp.	700	26,208
US Bancorp.	64,600	2,146,012
Wells Fargo & Co.	222,700	8,057,286

		10,229,506
Diversified Financial Services 7.4%
Bank of America Corp.	207,900	11,137,203
Citigroup, Inc.	102,500	5,091,175
JPMorgan Chase & Co.	193,800	9,100,848

		25,329,226
Insurance 3.4%
CNA Financial Corp.*	39,200	1,411,984
Loews Corp.	69,700	2,641,630
MetLife, Inc.	47,500	2,692,300
Philadelphia Consolidated Holding Corp.*	121,900	4,849,182

		11,595,096
Real Estate Investment Trusts 2.0%
Apartment Investment & Management Co. “A” (REIT)	5,700	310,137
Equity Office Properties Trust (REIT)	33,700	1,339,912
Equity Residential (REIT)	22,800	1,153,224
ProLogis (REIT)	18,700	1,067,022
Rayonier, Inc.	12,300	464,940
Simon Property Group, Inc. (REIT)	13,400	1,214,308
The Macerich Co. (REIT)	1,500	114,540
Vornado Realty Trust (REIT)	10,800	1,177,200

		6,841,283
Health Care 14.0%
Health Care Equipment & Supplies 0.9%
Hospira, Inc.*	82,900	3,172,583

Health Care Providers & Services 5.7%
AmerisourceBergen Corp.	64,300	2,906,360
Coventry Health Care, Inc.*	72,800	3,750,656
Humana, Inc.*	56,200	3,714,258
McKesson Corp.	86,600	4,565,552
Sierra Health Services, Inc.*	80,600	3,049,904
WellPoint, Inc.*	19,100	1,471,655

		19,458,385
Pharmaceuticals 7.4%
Abbott Laboratories	127,800	6,205,968
Abraxis Bioscience, Inc.* (a)	70,900	1,969,602
Endo Pharmaceuticals Holdings, Inc.*	73,600	2,395,680
Merck & Co., Inc.	46,600	1,952,540
Mylan Laboratories, Inc.	160,100	3,222,813
Pfizer, Inc.	329,350	9,340,366

		25,086,969
Industrials 10.8%
Aerospace & Defense 4.4%
Boeing Co.	77,000	6,071,450
Lockheed Martin Corp.	68,000	5,852,080
Raytheon Co.	67,700	3,250,277

		15,173,807
Commercial Services & Supplies 1.0%
Corporate Executive Board Co.	6,200	557,442
Waste Management, Inc.	75,500	2,769,340

		3,326,782
Industrial Conglomerates 1.4%
General Electric Co.	116,600	4,115,980
Walter Industries, Inc.	14,800	631,664

		4,747,644
Machinery 2.9%
Caterpillar, Inc.	72,900	4,796,820
PACCAR, Inc.	73,300	4,179,566
Toro Co.	18,000	759,060

		9,735,446
Road & Rail 1.1%
Ryder System, Inc.	74,400	3,844,992
Information Technology 12.7%
Communications Equipment 0.1%
Cisco Systems, Inc.*	10,000	230,000
Computers & Peripherals 2.5%
Hewlett-Packard Co.	168,800	6,193,272
Western Digital Corp.*	122,000	2,208,200

		8,401,472
Internet Software & Services 1.3%
eBay, Inc.*	50,500	1,432,180
Google, Inc. “A”*	4,300	1,728,170
Yahoo!, Inc.*	45,500	1,150,240

		4,310,590
IT Services 1.6%
Acxiom Corp.	136,600	3,368,556
Computer Sciences Corp.*	42,800	2,102,336

		5,470,892
Semiconductors & Semiconductor Equipment 5.6%

Advanced Micro Devices, Inc.* (a)	99,200	2,465,120
Atmel Corp.*	205,700	1,242,428
Freescale Semiconductor, Inc. “B”*	74,500	2,831,745
Lam Research Corp.*	59,700	2,706,201
Micron Technology, Inc.*	177,800	3,093,720
National Semiconductor Corp.	121,200	2,851,836
Texas Instruments, Inc.	122,000	4,056,500

		19,247,550
Software 1.6%
BMC Software, Inc.*	91,000	2,477,020
FactSet Research Systems, Inc.	34,100	1,656,237
Microsoft Corp.	42,000	1,147,860
Symantec Corp.*	17,200	366,016

		5,647,133
Materials 4.2%
Chemicals 1.4%
Celanese Corp. “A”	111,400	1,994,060
Lyondell Chemical Co.	107,500	2,727,275

		4,721,335
Metals & Mining 2.8%
Nucor Corp.	67,800	3,355,422
Phelps Dodge Corp.	37,900	3,210,130
Reliance Steel & Aluminum Co.	16,100	517,454
Steel Dynamics, Inc.	49,900	2,517,455

		9,600,461
Telecommunication Services 4.2%
Diversified Telecommunication Services 3.8%
AT&T, Inc.	165,600	5,391,936
Citizens Communications Co.	35,900	504,036
Verizon Communications, Inc.	186,100	6,909,893

		12,805,865
Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	19,300	812,530
United States Cellular Corp.*	9,900	591,030

		1,403,560
Utilities 2.6%
Electric Utilities 1.2%
FirstEnergy Corp.	77,900	4,351,494
Independent Power Producers & Energy Traders 1.3%
TXU Corp.	70,700	4,420,164
Multi-Utilities 0.1%
Sempra Energy	4,300	216,074

Total Common Stocks (Cost $306,369,076)		335,106,599
	Principal Amount ($)	Value ($)

US Treasury Obligations 0.2%
US Treasury Bill, 4.975%**, 10/19/2006 (b) (Cost $768,085)	770,000	768,085

	Shares	Value ($)

Securities Lending Collateral 1.2%
Daily Assets Fund Institutional, 5.31% (c) (d) (Cost $4,128,600)	4,128,600	4,128,600
Short Term Investments 1.7%

Cash Management QP Trust, 5.34% (e) (Cost $5,635,458)				5,635,458	5,635,458
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 316,901,219)				101.3	345,638,742
Other Assets and Liabilities, Net				(1.3)	(4,286,233)

Net Assets				100.0	341,352,509

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $3,997,214 which is 1.2% of net assets.
(b)				At September 30, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
(e)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At September 30, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	12/14/2006	18	5,967,752	6,054,300	86,548

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Conservative Allocation VIP

	Shares	Value ($)

Equity Funds 41.9%
DWS Blue Chip VIP “A”	291,116	4,477,357
DWS Capital Growth VIP “A”	28,410	492,342
DWS Davis Venture Value VIP “A”	192,015	2,538,440
DWS Dreman High Return Equity VIP “A”	176,915	2,575,884
DWS Dreman Small Cap Value VIP “A”	101,856	2,086,011
DWS Global Opportunities VIP “A”	971	15,796
DWS Growth & Income VIP “A”	449,713	4,618,551
DWS International Select Equity VIP “A”	1,307	19,004
DWS International VIP “A”	122,610	1,476,223
DWS Janus Growth Opportunities VIP “A”	141,950	1,169,665
DWS Large Cap Value VIP “A”	248,191	4,251,504
DWS Legg Mason Aggressive Growth VIP “A”	13,737	128,574
DWS Mid Cap Growth VIP “A”	3,416	39,424
DWS RREEF Real Estate Securities VIP “A”	38,999	789,730
DWS Small Cap Growth VIP “A”	42,954	570,002
DWS Templeton Foreign Value VIP “A”	73,604	957,586

Total Equity Funds (Cost $24,372,866)		26,206,093
Fixed Income – Bond Funds 42.3%
DWS Core Fixed Income VIP “A”	2,054,002	24,072,902
DWS Government & Agency Securities VIP “A”	827	10,018
DWS High Income VIP “A”	239,215	1,930,462
DWS Strategic Income VIP “A”	41,682	478,093

Total Fixed Income – Bond Funds (Cost $26,438,702)		26,491,475
Fixed Income – Money Market Funds 16.1%
Cash Management QP Trust (Cost $10,052,709)	10,052,709	10,052,709
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 60,864,277)	100.3	62,750,277
Other Assets and Liabilities, Net	(0.3)	(213,601)

Net Assets	100.0	62,536,676

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Core Fixed Income VIP

	Principal Amount ($)	Value ($)

Corporate Bonds 12.4%
Consumer Discretionary 2.6%
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	365,000	472,297
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	490,000	522,117
DaimlerChrysler NA Holding Corp., Series E, 6.019% *, 10/31/2008	1,535,000	1,541,014
Harrah’s Operating Co., Inc., 5.625%, 6/1/2015	1,752,000	1,628,508
TCI Communications, Inc., 8.75%, 8/1/2015	848,000	1,004,156
Tele-Communications, Inc.:
9.875%, 6/15/2022	250,000	327,754
10.125%, 4/15/2022	363,000	483,045
Time Warner, Inc.:
7.57%, 2/1/2024	243,000	262,983
7.625%, 4/15/2031	543,000	599,836
Viacom, Inc.:
144A, 5.75%, 4/30/2011	830,000	828,345
144A, 6.875%, 4/30/2036	1,932,000	1,909,952

		9,580,007
Energy 2.1%
Chesapeake Energy Corp.:
6.375%, 6/15/2015	362,000	345,710
6.875%, 1/15/2016	595,000	581,613
Constellation Energy Group, 7.6%, 4/1/2032	730,000	859,440
Dominion Resources, Inc.:
6.3%, 9/30/2066	560,000	558,836
7.5%, 6/30/2066	1,845,000	1,937,888
Energy East Corp., 6.75%, 7/15/2036	815,000	853,083
Enterprise Products Operating LP:
Series B, 5.0%, 3/1/2015 (a)	517,000	484,844
7.5%, 2/1/2011	580,000	618,540
Sempra Energy, 4.621%, 5/17/2007	1,510,000	1,502,680

		7,742,634
Financials 3.0%
American General Finance Corp., Series I, 4.875%, 5/15/2010 (a)	735,000	723,859
ASIF Global Finance XVIII, 144A, 3.85%, 11/26/2007	539,000	530,558
Erac USA Finance Co.:
144A, 5.9%, 11/15/2015	330,000	332,943
144A, 8.0%, 1/15/2011	1,346,000	1,473,082
ERP Operating LP, 6.95%, 3/2/2011	112,000	119,013
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	940,000	1,113,656
Merrill Lynch & Co., Inc., 6.05%, 5/16/2016	1,400,000	1,447,694
Nelnet, Inc., 7.4%, 9/29/2036	445,000	444,275
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	2,890,000	2,953,869
Residential Capital Corp., 6.5%, 4/17/2013	525,000	533,160
United Dominion Realty Trust, Inc., Series E, (REIT), 3.9%, 3/15/2010	345,000	330,230
Verizon Global Funding Corp., 7.75%, 12/1/2030	710,000	813,893

		10,816,232
Industrials 0.9%
D.R. Horton, Inc., 5.375%, 6/15/2012	1,421,000	1,357,063
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/2017 (a)	726,000	720,555
Pulte Homes, Inc.:
5.25%, 1/15/2014	273,000	258,516

6.25%, 2/15/2013	98,000	98,940
7.875%, 8/1/2011	700,000	755,704
Standard Pacific Corp., 6.5%, 8/15/2010 (a)	255,000	239,700

		3,430,478
Telecommunication Services 0.8%
AT&T, Inc.:
5.875%, 2/1/2012	1,333,000	1,352,678
6.8%, 5/15/2036 (a)	793,000	833,073
Embarq Corp., 7.995%, 6/1/2036	698,000	739,114

		2,924,865
Utilities 3.0%
Appalachian Power Co., 6.375%, 4/1/2036	1,275,000	1,298,764
Centerior Energy Corp., Series B, 7.13%, 7/1/2007	1,490,000	1,508,656
Commonwealth Edison Co., Series 98, 6.15%, 3/15/2012	980,000	1,005,014
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	1,655,000	1,579,820
5.0%, 2/15/2012	145,000	141,668
Entergy Louisiana LLC, 6.3%, 9/1/2035	285,000	277,629
Entergy Mississippi, Inc., 5.92%, 2/1/2016	400,000	399,852
Nevada Power Co., 144A, 6.65%, 4/1/2036	1,470,000	1,519,248
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	1,715,000	1,826,801
Xcel Energy, Inc., 7.0%, 12/1/2010	1,155,000	1,224,263

		10,781,715

Total Corporate Bonds (Cost $45,154,903)		45,275,931
Foreign Bonds - US$ Denominated 5.4%
Financials 3.0%
ChinaTrust Commercial Bank, 144A, 5.625%, 12/29/2049	1,002,000	954,809
DBS Capital Funding Corp., Series A, 144A, 7.657%, 3/15/2049	1,330,000	1,441,526
Deutsche Telekom International Finance BV, 5.75%, 3/23/2016	1,385,000	1,355,054
HSBC Holdings PLC, 6.5%, 5/2/2036	500,000	530,779
Kaupthing Bank, 144A, 7.125%, 5/19/2016	595,000	625,451
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	2,120,000	2,082,090
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049	1,995,000	2,113,503
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049	745,000	831,533
TNK-BP Finance SA, 144A, 7.5%, 7/18/2016	980,000	1,023,822

		10,958,567
Industrials 0.4%
Tyco International Group SA, 6.75%, 2/15/2011	1,355,000	1,431,081
Information Technology 0.1%
Seagate Technology HDD Holdings:
6.375%, 10/1/2011	160,000	159,200
6.8%, 10/1/2016	245,000	243,775

		402,975
Materials 1.1%
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	1,295,000	1,259,240
Sociedad Concesionaria Autopista Central, 144A, 6.223%, 12/15/2026	1,915,000	2,017,797
Stora Enso Oyj, 144A, 7.25%, 4/15/2036	885,000	916,273

		4,193,310
Telecommunication Services 0.8%
Telecom Italia Capital:
4.0%, 1/15/2010	466,000	441,540
4.95%, 9/30/2014	816,000	749,446
5.25%, 11/15/2013	1,758,000	1,664,615

		2,855,601

Total Foreign Bonds - US$ Denominated (Cost $19,773,518)		19,841,534

Asset Backed 7.1%
Automobile Receivables 0.2%
MMCA Automobile Trust:
“A4”, Series 2002-4, 3.05%, 11/16/2009	112,076	111,780
“B”, Series 2002-2, 4.67%, 3/15/2010	353,128	351,977
“B”, Series 2002-1, 5.37%, 1/15/2010	40,811	40,789

		504,546
Home Equity Loans 6.9%
Aegis Asset Backed Securities Trust, “N1”, 144A Series 2005-3N, 4.75%, 8/25/2035	227,525	226,850
Ameriquest Mortgage Securities, Inc., “A5”, Series 2004-FR1, 4.455%, 5/25/2034	2,450,000	2,402,709
Countrywide Asset-Backed Certificates:
“AF2”, Series 2005-7, 4.367%, 11/25/2035	2,340,000	2,314,278
“A1”, Series 2006-S6, 5.434% *, 3/25/2034	1,840,000	1,840,000
“A6”, Series 2006-S6, 5.657%, 3/25/2034	1,840,000	1,840,000
“A6”, Series 2006-15, 5.826%, 10/25/2046	2,780,000	2,809,440
“1AF6”, Series 2006-11, 6.15%, 9/25/2046	1,830,000	1,874,050
Credit-Based Asset Servicing and Securities, “A3”, Series 2004-CB4, 4.632%, 5/25/2035	115,440	115,032
Encore Credit Receivables NIM Trust, “NOTE”, Series 2005-4, 144A, 4.5%, 1/25/2036	384,258	382,036
Merrill Lynch Mortgage Investors Trust, “A1A”, Series 2005-NCB, 5.451%, 7/25/2036	551,211	548,738
New Century Home Equity Loan Trust, “A2”, Series 2005-A, 4.461%, 8/25/2035	1,596,072	1,580,844
Novastar NIM Trust, “NOTE”, Series 2005-N1, 144A, 4.777%, 10/26/2035	232,940	232,259
Popular ABS Mortgage Pass-Through Trust, “AF2”, Series 2005-2, 4.415%, 4/25/2035	2,450,000	2,426,120
Residential Funding Mortgage Securities II, “A1”, Series 2006-HI4, 5.424% *, 9/25/2036	2,765,000	2,765,000
Securitized Asset Backed NIM Trust, “NIM”, Series 2005-FR4, 144A, 6.0%, 1/25/2036	960,206	956,442
Terwin Mortgage Trust, “AF2”, Series 2005-14HE, 4.849%, 8/25/2036	3,094,000	3,059,835

		25,373,633

Total Asset Backed (Cost $25,829,358)		25,878,179
	Shares	Value ($)

Preferred Stocks 2.9%
Arch Capital Group Ltd., 8.0%	7,384	197,522
BAC Capital Trust XI 6.625%	700,000	738,482
Dresdner Funding Trust I, 144A, 8.151%	715,000	846,805
Lincoln National Corp. 7.0%	413,000	432,579
Mangrove Bay Pass-Through Trust 144A, 6.102%	820,000	792,226
MUFG Capital Finance 1 Ltd., 6.346%	2,550,000	2,570,683
Reinsurance Group of America, Inc. 6.75%	1,045,000	1,016,824
Sovereign Capital Trust VI 7.908%	710,000	784,678
Wachovia Capital Trust III, 5.8%	2,290,000	2,296,215
ZFS Finance USA Trust I 144A, 6.15%	1,000,000	995,191

Total Preferred Stocks (Cost $10,490,725)		10,671,205
	Principal Amount ($)	Value ($)

US Government Agency Sponsored Pass-Throughs 11.6%
Federal Home Loan Mortgage Corp., 6.0%, with various maturities from 12/1/2025 until 12/1/2034	2,804,231	2,830,977
Federal National Mortgage Association:
4.418% *, 1/1/2035	1,509,918	1,465,039
4.5%, with various maturities from 8/1/2033 until 10/1/2033	3,252,066	3,049,376
5.0%, with various maturities from 4/1/2025 until 2/1/2034	3,339,591	3,237,706
5.5%, with various maturities from 7/1/2024 until 2/1/2034	11,258,050	11,158,460

6.0%, with various maturities from 2/1/2016 until 4/1/2024 (f)	5,833,868	5,918,952
6.31%, 6/1/2008	1,500,000	1,510,477
6.5%, with various maturities from 3/1/2017 until 6/1/2036	10,042,702	10,229,713
7.0%, 1/1/2035	1,833,670	1,883,602
7.13%, 1/1/2012	1,090,205	1,085,342
8.0%, 9/1/2015	39,279	41,295

Total US Government Agency Sponsored Pass-Throughs (Cost $42,771,155)		42,410,939
Commercial and Non-Agency Mortgage-Backed Securities 27.0%
Adjustable Rate Mortgage Trust:
“3A31”, Series 2005-10, 5.425% *, 1/25/2036	1,265,000	1,247,595
“1A4”, Series 2006-2, 5.774% *, 5/25/2036	1,705,000	1,726,362
Banc of America Commercial Mortgage, Inc., “A4”, Series 2005-5, 5.115%, 10/10/2045	2,635,000	2,591,670
Banc of America Funding Corp., “3A2”, Series 2006-G, 5.75% *, 7/20/2036	1,845,000	1,813,572
Bear Stearns Adjustable Rate Mortgage Trust:
“2A3”, Series 2005-4, 4.45%, 8/25/2035	1,185,000	1,156,612
“2A2”, Series 2005-4, 4.57% , 8/25/2035	1,720,000	1,681,155
“A1”, Series 2006-1, 4.63% , 2/25/2036	4,148,031	4,070,736
Chase Mortgage Finance Corp., “3A1”, Series 2005-A1, 5.275% *, 12/25/2035	2,777,938	2,755,371
Citicorp Mortgage Securities, Inc.:
“A4”, Series 2003-3, 5.5%, 3/25/2033	463,111	461,058
“1A1”, Series 2004-8, 5.5%, 10/25/2034	1,202,023	1,206,174
Citigroup Commercial Mortgage Trust, “ASB”, Series 2006-C4, 5.72% *, 3/15/2049	1,805,000	1,852,472
Citigroup Mortgage Loan Trust, Inc.:
“2A1”, Series 2006-AR1, 4.7% *, 3/25/2036	1,378,002	1,350,995
“1A1”, Series 2006-AR1, 4.9% *, 10/25/2035	476,543	470,752
“1A2”, Series 2006-AR2, 5.552% *, 3/25/2036	2,405,852	2,410,896
“1A3A”, Series 2006-AR5, 5.96% *, 7/25/2036	1,783,203	1,802,600
“1CB2”, Series 2004-NCM2, 6.75%, 8/25/2034	1,182,570	1,203,636
CitiMortgage Alternative Loan Trust, “A1”, Series 2006-A2, 6.0%, 5/25/2036	1,823,419	1,836,328
Countrywide Alternative Loan Trust:
“A2”, Series 2003-6T2, 5.0%, 6/25/2033	676,872	671,028
“A2”, Series 2003-21T1, 5.25%, 12/25/2033	1,367,343	1,356,198
“A6”, Series 2004-14T2, 5.5%, 8/25/2034	1,364,113	1,355,964
“7A1”, Series 2004-J2, 6.0%, 12/25/2033	311,517	309,668
“1A1”, Series 2004-J1, 6.0%, 2/25/2034	240,006	239,337
First Union-Lehman Brothers Commercial Mortgage, “A3”, Series 1997-C1, 7.38%, 4/18/2029	163,919	163,917
GE Capital Commercial Mortgage Corp., “AAB”, Series 2005-C3, 4.94%, 7/10/2045	955,000	937,117
GMAC Mortgage Corp. Loan Trust, “A1”, Series 2006-J1, 5.75%, 4/25/2036	3,448,254	3,465,528
Greenwich Capital Commercial Funding Corp., “AAB”, Series 2006-GG7, 5.91% *, 7/10/2038	1,115,000	1,159,835
GS Mortgage Securities Corp. II:
“A4”, Series 2005-GG4, 4.761%, 7/10/2039	2,705,000	2,601,406
“C”, Series 1998-C1, 6.91%, 10/18/2030	1,260,000	1,295,128
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, Series 2005-LDP5, 5.18% *, 12/15/2044	3,305,000	3,288,878
JPMorgan Mortgage Trust:
“7A1”, Series 2006-A3, 4.583% *, 4/25/2035	3,429,613	3,371,925
“2A4”, Series 2006-A2, 5.767% *, 4/25/2036	2,565,000	2,598,602
LB-UBS Commercial Mortgage Trust, “A4”, Series 2005-C7, 5.197%, 11/15/2030	1,525,000	1,510,061
Lehman Mortgage Trust:
“3A3”, Series 2006-1, 5.5%, 2/25/2036	1,860,000	1,863,196
“1A10”, Series 2006-3, 6.0%, 7/25/2036	1,809,494	1,834,940
Master Alternative Loans Trust:
“5A1”, Series 2005-1, 5.5%, 1/25/2020	619,943	621,058
“5A1”, Series 2005-2, 6.5%, 12/25/2034	219,467	221,593
“8A1”, Series 2004-3, 7.0%, 4/25/2034	103,057	103,437
Master Asset Securitization Trust, “2A7”, Series 2003-9, 5.5%, 10/25/2033	1,223,655	1,194,211
Merrill Lynch Mortgage Investors Trust, “A2”, Series 2005-A5, 4.566%, 6/25/2035	210,000	203,703
Mortgage Capital Funding, Inc., “A2”, Series 1998-MC3, 6.337%, 11/18/2031	1,327,462	1,343,256

Residential Accredit Loans, Inc.:
“CB”, Series 2004-QS2, 5.75%, 2/25/2034	829,986	820,909
“A2”, Series 2006-QS4, 6.0%, 4/25/2036	2,716,185	2,726,693
Structured Adjustable Rate Mortgage Loan Trust:
“6A3”, Series 2005-21, 5.4%, 11/25/2035	1,485,000	1,451,493
“2A1”, Series 2006-1, 5.657% *, 2/25/2036	1,557,690	1,558,278
“1A1”, Series 2005-18, 5.678% * 9/25/2035	1,294,246	1,296,437
“2A3”, Series 2006-6, 5.995% *, 7/25/2036	1,800,000	1,846,337
Structured Asset Securities Corp., “4A1”, Series 2005-6, 5.0%, 5/25/2035	810,480	775,021
Wachovia Mortgage Loan Trust LLC, “3A1”, Series 2005-B, 5.159% *, 10/20/2035	2,605,232	2,580,431
Washington Mutual:
“A7, Series 2004-AR9, 4.161% *, 8/25/2034	1,393,000	1,354,609
“2A1”, Series 2002-S8, 4.5%, 1/25/2018	274,033	272,146
“1A3”, Series 2005-AR16, 5.115% *, 12/25/2035	1,660,000	1,645,072
“1A4”, Series 2006-AR8, 5.936% *, 8/25/2046	2,603,240	2,623,578
Wells Fargo Mortgage Backed Securities Trust:
“1A6”, Series 2003-1, 4.5%, 2/25/2018	146,319	145,282
“4A2”, Series 2005-AR16, 4.991% *, 10/25/2035	2,385,000	2,359,522
“2A5”, Series 2006-AR2, 5.092% *, 3/25/2036	5,633,917	5,596,071
“A4”, Series 2005-AR14, 5.388% *, 8/25/2035	1,700,000	1,650,037
“A1”, Series 2006-3, 5.5%, 3/25/2036	2,299,730	2,294,717
“A6”, Series 2006-AR11, 5.539%, 8/25/2036	2,750,000	2,756,715
“2A5”, Series 2006-AR1, 5.566% *, 3/25/2036	1,700,000	1,693,002
“1A3”, Series 2006-6, 5.75%, 5/25/2036	1,972,960	1,979,193

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $98,334,094)		98,773,513
Collateralized Mortgage Obligations 12.6%
Fannie Mae Whole Loan:
“2A3”, Series 2003-W3, 4.16%, 6/25/2042	91,704	91,341
“A2”, Series 2004-W4, 5.0%, 6/25/2034	2,115,000	2,105,237
“1A1”, Series 2004-W15, 6.0%, 8/25/2044	1,362,367	1,368,989
Federal Home Loan Mortgage Corp.:
“KB”, Series 2552, 4.25%, 6/15/2027	845,190	836,166
“HG”, Series 2543, 4.75%, 9/15/2028	739,284	732,450
“PE”, Series 2721, 5.0%, 1/15/2023	135,000	130,106
“EW”, Series 2545, 5.0%, 3/15/2029	1,169,245	1,159,434
“BG”, Series 2640, 5.0%, 2/15/2032	2,060,000	1,986,650
“PD”, Series 2783, 5.0%, 1/15/2033	1,283,000	1,232,414
“TE”, Series 2780, 5.0%, 1/15/2033	1,785,000	1,713,513
“NE”, Series 2802, 5.0%, 2/15/2033	2,640,000	2,529,854
“OE”, Series 2840, 5.0%, 2/15/2033	2,780,000	2,660,820
“PD”, Series 2890, 5.0%, 3/15/2033	1,485,000	1,423,882
“OG”, Series 2889, 5.0%, 5/15/2033	1,770,000	1,700,086
“PE”, Series 2898, 5.0%, 5/15/2033	860,000	825,015
“XD”, Series 2941, 5.0%, 5/15/2033	1,055,000	1,011,020
“PE”, Series 2864, 5.0%, 6/15/2033	2,275,000	2,186,458
“UE”, Series 2911, 5.0%, 6/15/2033	3,055,000	2,932,056
“BG”, Series 2869, 5.0%, 7/15/2033	335,000	322,334
“KD”, Series 2915, 5.0%, 9/15/2033	1,341,000	1,283,294
“NE”, Series 2921, 5.0%, 9/15/2033	2,275,000	2,171,802
“QE”, Series 2991, 5.0%, 8/15/2034	2,530,000	2,418,119
“PE”, Series 2378, 5.5%, 11/15/2016	1,734,919	1,741,970
“CH”, Series 2390, 5.5%, 12/15/2016	440,000	440,501
“PE”, Series 2512, 5.5%, 2/15/2022	45,000	45,535
“YA”, Series 2841, 5.5%, 7/15/2027	2,065,662	2,066,296
“PE”, Series 2165, 6.0%, 6/15/2029	1,825,000	1,848,499
Federal National Mortgage Association:
“PE”, Series 2005-44, 5.0%, 7/25/2033	650,000	621,326
“QD”, Series 2005-29, 5.0%, 8/25/2033	435,000	414,697
“HE”, Series 2005-22, 5.0%, 10/25/2033	1,540,000	1,473,776
“PG”, Series 2002-3, 5.5%, 2/25/2017	500,000	503,175

“QC”, Series 2002-11, 5.5%, 3/25/2017	640,000	642,646
“VD”, Series 2002-56, 6.0%, 4/25/2020	57,603	57,522
“PH”, Series 1999-19, 6.0%, 5/25/2029	1,828,105	1,855,613
“PM”, Series 2001-60, 6.0%, 3/25/2030	5,430	5,412
“Z”, Series 2001-14, 6.0%, 5/25/2031	1,160,975	1,177,786
“A2”, Series 1998-M6, 6.32%, 8/15/2008	567,982	576,371
“HM”, Series 2002-36, 6.5%, 12/25/2029	15,772	15,742

Total Collateralized Mortgage Obligations (Cost $47,183,899)		46,307,907
Municipal Bonds and Notes 5.4%
Brockton, MA, General Obligation, Economic Development, Series A, 6.45%, 5/1/2017 (b)	1,530,000	1,631,087
Illinois, Higher Education Revenue, 7.05%, 7/1/2009 (b)	1,410,000	1,481,586
Illinois, Chicago Heights District, Series B, 7.55%, 12/1/2014 (b)	1,000,000	1,126,830
Indiana, Bond Bank Revenue, School Severance Funding, Series 11, XL Capital Insurance, 6.01%, 7/15/2021 (b)	1,965,000	2,024,166
Jersey City, NJ, Municipal Utilities Authority, Water Revenue, 4.55%, 5/15/2012 (b)	1,000,000	973,710
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	945,000	930,173
Los Angeles, CA, Community Redevelopment Agency, Financing Authority Revenue, Bunker Hill Project, 5.83%, 12/1/2017 (b)	2,500,000	2,582,575
Menasha, WI, Anticipation Notes, Series B, 5.65%, 9/1/2009	1,310,000	1,318,384
New York, General Obligation, Environmental Facilities Corp., 4.95%, 1/1/2013 (b)	1,500,000	1,488,360
Oklahoma City, OK, Airport Revenue, 5.2%, 10/1/2012 (b)	1,430,000	1,430,000
Oregon, School Boards Association, Pension Deferred Interest, Series A, Zero Coupon, 6/30/2017 (b)	3,830,000	2,175,478
Portland, OR, River District, Urban Renewal & Redevelopment, Series B, 3.35%, 6/15/2010 (b)	1,550,000	1,465,974
Trenton, NJ, School District General Obligation, 4.3%, 4/1/2011 (b)	1,040,000	1,005,462

Total Municipal Bonds and Notes (Cost $19,456,262)		19,633,785
US Treasury Obligations 14.4%
US Treasury Bonds:
6.0%, 2/15/2026 (a)	14,647,000	16,758,233
8.125%, 8/15/2019 (a)	9,614,000	12,678,462
US Treasury Notes:
3.625%, 4/30/2007 (a)	21,055,000	20,888,855
4.25%, 11/15/2013 (a)	2,455,000	2,401,393

Total US Treasury Obligations (Cost $52,837,200)		52,726,943
	Shares	Value ($)

Securities Lending Collateral 14.6%
Daily Assets Fund Institutional, 5.31% (c) (d) (Cost $53,586,929)	53,586,929	53,586,929
Cash Equivalents 1.1%
Cash Management QP Trust, 5.34% (e) (Cost $4,254,591)	4,254,591	4,254,591
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 419,672,634)	114.5	419,361,456
Other Assets and Liabilities, Net	(14.5)	(53,210,498)

Net Assets	100.0	366,150,958

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2006.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $52,543,791 which is 14.4% of net assets.
(b)	Bond is insured by one of these companies.

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	1.0
Financial Guaranty Insurance Company	1.8
Financial Security Assurance, Inc.	0.6
MBIA Corp.	0.2
XL Capital Insurance	0.5

(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Mortgage dollar rolls included.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Federal Home Loan Mortgage Corp. issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Davis Venture Value VIP

	Shares	Value ($)

Common Stocks 97.9%
Consumer Discretionary 13.2%
Automobiles 2.0%
Harley-Davidson, Inc. (a)	124,900	7,837,474
Diversified Consumer Services 1.4%
Apollo Group, Inc. “A”*	29,600	1,457,504
H&R Block, Inc.	197,000	4,282,780

		5,740,284
Household Durables 0.2%
Hunter Douglas NV	12,563	880,958
Internet & Catalog Retail 1.2%
Amazon.com, Inc.* (a)	72,900	2,341,548
Expedia, Inc.*	27,099	424,913
IAC/InterActiveCorp.* (a)	26,699	767,863
Liberty Media Holding Corp. - Interactive “A”*	65,500	1,334,890

		4,869,214
Media 7.1%
Comcast Corp. Special “A”*	346,600	12,758,346
Gannett Co., Inc.	18,100	1,028,623
Lagardere S.C.A.	48,500	3,499,376
Liberty Media Holding Corp. - Capital “A”*	12,960	1,083,067
News Corp. “A”	341,700	6,714,405
NTL, Inc.	82,632	2,101,332
WPP Group PLC (ADR) (a)	16,600	1,024,718

		28,209,867
Specialty Retail 1.3%
Bed Bath & Beyond, Inc.*	61,100	2,337,686
CarMax, Inc.*	23,200	967,672
Lowe’s Companies, Inc.	69,600	1,952,976

		5,258,334
Consumer Staples 14.6%
Beverages 2.1%
Diageo PLC (ADR)	69,700	4,951,488
Heineken Holding NV	84,000	3,300,939

		8,252,427
Food & Staples Retailing 5.9%
Costco Wholesale Corp.	304,600	15,132,528
Wal-Mart Stores, Inc.	171,800	8,473,176

		23,605,704
Food Products 0.6%
The Hershey Co. (a)	48,200	2,576,290
Household Products 1.1%
Procter & Gamble Co.	72,900	4,518,342
Personal Products 0.4%
Avon Products, Inc.	51,600	1,582,056
Tobacco 4.5%
Altria Group, Inc.	233,200	17,851,460

Energy 11.1%
Energy Equipment & Services 0.8%
Transocean, Inc.*	44,500	3,258,735
Oil, Gas & Consumable Fuels 10.3%
ConocoPhillips	262,720	15,639,722
Devon Energy Corp.	139,500	8,809,425
EOG Resources, Inc.	119,000	7,740,950
Occidental Petroleum Corp.	187,200	9,006,192

		41,196,289
Financials 39.2%
Capital Markets 2.0%
Ameriprise Financial, Inc.	92,120	4,320,428
Morgan Stanley	38,800	2,828,908
State Street Corp.	12,400	773,760

		7,923,096
Commercial Banks 6.5%
Commerce Bancorp, Inc. (a)	73,100	2,683,501
HSBC Holdings PLC	663,524	12,106,696
Wells Fargo & Co.	309,200	11,186,856

		25,977,053
Consumer Finance 4.6%
American Express Co.	331,200	18,573,696
Diversified Financial Services 7.9%
Citigroup, Inc.	176,100	8,746,887
JPMorgan Chase & Co.	374,284	17,576,377
Moody’s Corp.	84,400	5,518,072

		31,841,336
Insurance 14.8%
American International Group, Inc.	271,700	18,002,842
Aon Corp.	79,000	2,675,730
Berkshire Hathaway, Inc. “B”*	4,264	13,533,936
Chubb Corp.	21,700	1,127,532
Loews Corp.	218,200	8,269,780
Markel Corp.* (a)	900	369,594
Principal Financial Group, Inc.	24,700	1,340,716
Progressive Corp.	379,800	9,320,292
Sun Life Financial, Inc.	15,200	624,264
Transatlantic Holdings, Inc.	64,837	3,916,803

		59,181,489
Thrifts & Mortgage Finance 3.4%
Golden West Financial Corp.	174,100	13,449,225
Health Care 2.4%
Health Care Providers & Services
Cardinal Health, Inc.	60,300	3,964,122
Caremark Rx, Inc.	98,200	5,564,994

		9,529,116
Industrials 6.8%
Air Freight & Logistics 0.5%
United Parcel Service, Inc. “B”	27,500	1,978,350
Commercial Services & Supplies 1.8%
China Merchants Holdings International Co., Ltd	724,375	2,129,243
Cosco Pacific Ltd.	562,600	1,125,106
D&B Corp.*	49,900	3,742,001

		6,996,350
Industrial Conglomerates 4.1%

Tyco International Ltd.	591,862	16,566,217
Road & Rail 0.4%
Kuehne & Nagel International AG (Registered)	20,820	1,440,226
Information Technology 5.2%
Communications Equipment 0.3%
Nokia Oyj (ADR)	50,100	986,469
Computers & Peripherals 1.3%
Dell, Inc.*	111,300	2,542,092
Hewlett-Packard Co.	69,300	2,542,617

		5,084,709
IT Services 1.4%
Iron Mountain, Inc.* (a)	131,300	5,638,022
Software 2.2%
Microsoft Corp.	325,900	8,906,847
Materials 3.8%
Construction Materials 1.4%
Martin Marietta Materials, Inc. (a)	35,000	2,961,700
Vulcan Materials Co.	34,300	2,683,975

		5,645,675
Containers & Packaging 2.0%
Sealed Air Corp. (a)	146,300	7,917,756
Metals & Mining 0.4%
BHP Billiton PLC	50,300	868,333
Rio Tinto PLC	18,700	884,777

		1,753,110
Telecommunication Services 1.6%
Wireless Telecommunication Services
SK Telecom Co., Ltd. (ADR)	85,200	2,013,276
Sprint Nextel Corp.	261,800	4,489,870

		6,503,146

Total Common Stocks (Cost $279,152,592)		391,529,322
Securities Lending Collateral 4.3%
Daily Assets Fund Institutional, 5.31% (b) (c) (Cost $17,172,260)	17,172,260	17,172,260
Cash Equivalents 2.1%
Cash Management QP Trust, 5.34% (d) (Cost $8,559,803)	8,559,803	8,559,803
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 304,884,655)	104.3	417,261,385
Other Assets and Liabilities, Net	(4.3)	(17,313,721)

Net Assets	100.0	399,947,664

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $16,687,070 which is 4.2% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Dreman High Return Equity VIP

	Shares	Value ($)

Common Stocks 97.4%
Consumer Discretionary 5.3%
Multiline Retail 1.2%
Federated Department Stores, Inc.	309,710	13,382,569
Specialty Retail 4.1%
Borders Group, Inc.	712,900	14,543,160
Home Depot, Inc.	485,855	17,621,961
Staples, Inc.	599,347	14,582,113

		46,747,234
Consumer Staples 15.4%
Food & Staples Retailing 0.4%
Safeway, Inc.	157,450	4,778,607
Tobacco 15.0%
Altria Group, Inc.	1,341,420	102,685,701
Imperial Tobacco Group PLC (ADR)	113,745	7,624,328
Universal Corp.	157,170	5,741,420
UST, Inc.	976,440	53,538,205

		169,589,654
Energy 19.2%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	277,300	12,154,059
Apache Corp.	341,300	21,570,160
Chevron Corp.	576,060	37,363,252
ConocoPhillips	1,297,294	77,227,912
Devon Energy Corp.	615,300	38,856,195
El Paso Corp.	402,410	5,488,872
EnCana Corp.	156,300	7,297,647
Occidental Petroleum Corp.	365,900	17,603,449

		217,561,546
Financials 28.5%
Commercial Banks 4.9%
KeyCorp.	351,500	13,160,160
PNC Financial Services Group, Inc.	202,400	14,661,856
US Bancorp.	317,700	10,553,994
Wachovia Corp.	303,400	16,929,720

		55,305,730
Diversified Financial Services 4.6%
Bank of America Corp.	623,736	33,413,538
CIT Group, Inc.	77,700	3,778,551
Citigroup, Inc.	160,900	7,991,903
JPMorgan Chase & Co.	158,864	7,460,253

		52,644,245
Insurance 2.9%
American International Group, Inc.	129,000	8,547,540
Chubb Corp.	163,300	8,485,068
Hartford Financial Services Group, Inc.	130,288	11,302,484
The St. Paul Travelers Companies, Inc.	84,405	3,957,750

		32,292,842

Thrifts & Mortgage Finance 16.1%
Fannie Mae	1,069,973	59,822,191
Freddie Mac	948,941	62,943,257
Sovereign Bancorp, Inc.	728,930	15,679,284
Washington Mutual, Inc.	1,021,375	44,399,171

		182,843,903
Health Care 18.5%
Health Care Equipment & Supplies 0.6%
Zimmer Holdings, Inc.*	96,400	6,507,000
Health Care Providers & Services 8.9%
Aetna, Inc.	502,000	19,854,100
HCA, Inc.	354,200	17,671,038
Laboratory Corp. of America Holdings*	339,675	22,272,490
Quest Diagnostics, Inc.	52,100	3,186,436
UnitedHealth Group, Inc.	758,700	37,328,040

		100,312,104
Life Sciences Tools & Services 0.8%
Fisher Scientific International, Inc.*	122,100	9,553,104
Pharmaceuticals 8.2%
Bristol-Myers Squibb Co.	436,660	10,881,567
Johnson & Johnson	55,000	3,571,700
Merck & Co., Inc.	627,995	26,312,990
Pfizer, Inc.	1,180,830	33,488,339
Wyeth	376,975	19,165,409

		93,420,005
Industrials 7.3%
Air Freight & Logistics 0.5%
FedEx Corp.	53,800	5,846,984
Industrial Conglomerates 6.1%
3M Co.	457,400	34,039,708
General Electric Co.	398,150	14,054,695
Tyco International Ltd.	720,205	20,158,538

		68,252,941
Machinery 0.7%
PACCAR, Inc.	140,750	8,025,565
Information Technology 2.1%
IT Services 1.6%
Electronic Data Systems Corp.	713,340	17,491,097
Software 0.5%
Microsoft Corp.	208,800	5,706,504
Materials 0.0%
Chemicals
Tronox, Inc. “B”	590	7,534
Utilities 1.1%
Independent Power Producers & Energy Traders
TXU Corp.	201,500	12,597,780

Total Common Stocks (Cost $849,533,274)		1,102,866,948
Cash Equivalents 2.7%
Cash Management QP Trust, 5.34% (a) (Cost $30,285,361)	30,285,361	30,285,361
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 879,818,635)	100.1	1,133,152,309

Other Assets and Liabilities, Net				(0.1)	(850,219)

Net Assets				100.0	1,132,302,090

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*				Non-income producing security.
(a)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
At September 30, 2006, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation($)

S&P 500 Index	12/14/2006	71	23,596,630	23,880,850	284,220

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP)

	Shares	Value ($)

Common Stocks 98.1%
Consumer Discretionary 4.3%
Diversified Consumer Services 0.2%
Nobel Learning Communities, Inc.*	121,300	1,249,390
Hotels Restaurants & Leisure 1.2%
Bally Technologies, Inc.*	147,900	2,603,040
Penn National Gaming, Inc.*	92,500	3,378,100
Pinnacle Entertainment, Inc.*	20,500	576,460
Shuffle Master, Inc.*	16,300	440,263

		6,997,863
Media 0.5%
Lakes Entertainment, Inc.*	308,700	2,982,042
Specialty Retail 0.8%
Payless ShoeSource, Inc.*	169,600	4,223,040
Shoe Carnival, Inc.*	33,700	849,914

		5,072,954
Textiles, Apparel & Luxury Goods 1.6%
Phillips-Van Heusen Corp.	127,500	5,325,675
Wolverine World Wide, Inc.	153,450	4,344,169

		9,669,844
Consumer Staples 2.2%
Food & Staples Retailing 0.3%
Nash Finch Co.	86,700	2,040,051
Food Products 1.5%
Chiquita Brands International, Inc.	235,400	3,149,652
Ralcorp Holdings, Inc.*	118,600	5,720,078

		8,869,730
Household Products 0.4%
Church & Dwight Co., Inc.	57,600	2,252,736
Tobacco 0.0%
Vector Group Ltd.	1	17
Energy 9.1%
Energy Equipment & Services 4.2%
Atwood Oceanics, Inc.*	165,900	7,460,523
Hercules Offshore, Inc.*	49,100	1,524,555
Infinity Energy Resources, Inc.*	117,900	468,063
Matrix Service Co.*	159,200	2,083,928
Oil States International, Inc.*	102,500	2,818,750
Superior Energy Services, Inc.*	164,200	4,311,892
Todco*	44,400	1,536,240
Willbros Group, Inc.*	313,900	4,903,118

		25,107,069
Oil, Gas & Consumable Fuels 4.9%
Carrizo Oil & Gas, Inc.*	60,100	1,549,979
Delta Petroleum Corp.*	69,800	1,571,896
Energy Metals Corp.*	520,000	2,419,146
Foundation Coal Holdings, Inc.	38,300	1,239,771
McMoRan Exploration Co.*	154,100	2,733,734

NGP Capital Resources Co.	52,975	772,905
Parallel Petroleum Corp.*	156,700	3,143,402
Petrohawk Energy Corp.*	345,100	3,582,138
Pinnacle Gas Resources, Inc. 144A*	241,000	2,304,924
Quest Resource Corp.*	140,100	1,244,088
Quicksilver Resources, Inc.*	43,600	1,390,840
Range Resources Corp.	54,400	1,373,056
Rosetta Resources, Inc. 144A*	68,400	1,174,428
Teton Energy Corp.*	126,300	612,555
Uranium Resources, Inc.*	1,593,125	4,699,719

		29,812,581
Financials 23.3%
Capital Markets 1.3%
Apollo Investment Corp.	246,500	5,055,715
Hercules Technology Growth Capital, Inc.	110,667	1,419,858
Waddell & Reed Financial, Inc. “A”	56,700	1,403,325

		7,878,898
Commercial Banks 2.1%
AmericanWest Bancorp.	86,200	1,831,750
Centennial Bank Holdings, Inc.	400,000	3,872,000
Patriot National Bancorp, Inc.	29,300	705,544
Sterling Financial Corp.	73,773	2,392,458
UCBH Holdings, Inc.	197,200	3,443,112

		12,244,864
Consumer Finance 0.2%
ASTA Funding, Inc.	31,200	1,169,688
Diversified Financial Services 0.2%
CMET Finance Holdings, Inc.	7,200	128,880
Prospect Energy Corp.	80,256	1,247,178

		1,376,058
Insurance 6.8%
AmCOMP, Inc.*	88,700	862,164
Amerisafe, Inc.*	241,500	2,366,700
Arch Capital Group Ltd.*	124,200	7,885,458
CastlePoint Holdings Ltd. 144A*	436,100	4,797,100
Endurance Specialty Holdings Ltd.	103,100	3,635,306
Odyssey Re Holdings Corp.	180,500	6,097,290
Platinum Underwriters Holdings Ltd.	82,100	2,531,143
ProCentury Corp.	192,800	2,892,000
Selective Insurance Group, Inc.	68,100	3,582,741
Tower Group, Inc.	189,600	6,323,160

		40,973,062
Real Estate Investment Trusts 10.1%
Annaly Capital Management, Inc. (REIT)	278,100	3,654,234
Capital Lease Funding, Inc. (REIT)	324,100	3,594,269
CBRE Realty Finance, Inc. (REIT)*	36,600	558,150
CBRE Realty Finance, Inc. 144A (REIT)	200,000	3,472,800
FBR Capital Markets Corp. 144A (REIT)*	95,600	1,588,107
Fieldstone Investment Corp. (REIT)	224,700	1,961,631
Jer Investors Trust, Inc. (REIT)	320,100	5,492,916
KKR Financial Corp. (REIT)	491,150	12,052,821
MFA Mortgage Investments, Inc. (REIT)	449,300	3,347,285
MortgageIT Holdings, Inc. (REIT)	287,800	4,052,224
Newcastle Investment Corp. (REIT)	238,300	6,531,803
NovaStar Financial, Inc. (REIT)	381,600	11,138,904
Vintage Wine Trust, Inc. (REIT) 144A	280,700	2,826,088

		60,271,232

Real Estate Management & Development 0.5%
Thomas Properties Group, Inc.	229,100	2,943,935
Thrifts & Mortgage Finance 2.1%
BankAtlantic Bancorp., Inc. “A”	219,200	3,117,024
BankUnited Financial Corp. “A”	137,000	3,571,590
NewAlliance Bancshares, Inc.	255,200	3,738,680
PFF Bancorp., Inc.	63,500	2,352,040

		12,779,334
Health Care 8.6%
Health Care Equipment & Supplies 2.1%
Adeza Biomedical Corp.*	117,000	1,919,970
Kinetic Concepts, Inc.*	162,300	5,105,958
The Cooper Companies, Inc.	104,500	5,590,750

		12,616,678
Health Care Providers & Services 4.8%
Centene Corp.*	121,100	1,990,884
Healthspring, Inc.*	237,900	4,579,575
Kindred Healthcare, Inc.*	80,500	2,393,265
LifePoint Hospitals, Inc.*	188,568	6,660,222
Odyssey HealthCare, Inc.*	255,200	3,618,736
Option Care, Inc.	237,500	3,180,125
Pediatrix Medical Group, Inc.*	133,300	6,078,480

		28,501,287
Life Sciences Tools & Services 1.3%
Charles River Laboratories International, Inc.*	111,400	4,835,874
PerkinElmer, Inc.	172,400	3,263,532

		8,099,406
Pharmaceuticals 0.4%
Perrigo Co.	129,400	2,195,918
Industrials 24.9%
Aerospace & Defense 4.6%
Applied Signal Technology, Inc.	80,723	1,197,929
Argon ST, Inc.*	105,900	2,538,423
BE Aerospace, Inc.*	137,000	2,889,330
CAE, Inc.	628,800	5,382,528
DRS Technologies, Inc.	104,800	4,576,616
EDO Corp.	129,000	2,951,520
Herley Industries, Inc.*	141,800	1,755,484
K&F Industries Holdings, Inc.*	213,400	4,007,652
Triumph Group, Inc.	49,700	2,104,795

		27,404,277
Air Freight & Logistics 0.5%
ABX Air, Inc.*	507,900	2,854,398
Building Products 0.3%
NCI Building Systems, Inc.*	28,600	1,663,662
Commercial Services & Supplies 2.3%
American Ecology Corp.	151,900	2,998,506
Clean Harbors, Inc.*	51,800	2,255,890
Covanta Holding Corp.*	93,100	2,004,443
Hudson Highland Group, Inc.*	197,200	1,932,560
Pike Electric Corp.*	114,400	1,704,560
WCA Waste Corp.*	471,300	2,653,419

		13,549,378
Construction & Engineering 8.1%
Chicago Bridge & Iron Co., NV (New York Shares)	204,400	4,917,864

EMCOR Group, Inc.*	179,700	9,854,748
Foster Wheeler Ltd.*	265,950	10,263,010
Granite Construction, Inc.	76,300	4,070,605
Insituform Technologies, Inc. “A”*	186,100	4,518,508
Perini Corp.*	139,100	2,904,408
Shaw Group, Inc.*	127,600	3,016,464
Sterling Construction Co., Inc.*	107,800	2,162,468
Washington Group International, Inc.*	119,300	7,021,998

		48,730,073
Electrical Equipment 3.5%
General Cable Corp.*	382,500	14,615,325
Genlyte Group, Inc.*	52,000	3,702,400
Thomas & Betts Corp.*	52,600	2,509,546

		20,827,271
Industrial Conglomerates 0.7%
Walter Industries, Inc.	102,300	4,366,164
Machinery 3.6%
ESCO Technologies, Inc.*	24,200	1,114,168
Harsco Corp.	61,300	4,759,945
Mueller Water Products, Inc. “A”*	168,600	2,463,246
Terex Corp.*	152,800	6,909,616
Valmont Industries, Inc.	48,500	2,534,125
Watts Water Technologies, Inc. “A”	115,900	3,680,984

		21,462,084
Road & Rail 0.7%
Genesee & Wyoming, Inc.*	193,325	4,489,007
Trading Companies & Distributors 0.6%
WESCO International, Inc.*	67,600	3,922,828
Information Technology 10.5%
Communications Equipment 3.2%
Black Box Corp.	129,100	5,024,572
CommScope, Inc.*	431,900	14,192,234

		19,216,806
Computers & Peripherals 0.9%
Avid Technology, Inc.*	88,100	3,208,602
Komag, Inc.*	60,700	1,939,972

		5,148,574
Electronic Equipment & Instruments 3.7%
Aeroflex, Inc.*	361,000	3,711,080
Anixter International, Inc.	151,800	8,572,146
Metrologic Instruments, Inc.*	61,300	1,113,208
Mettler-Toledo International, Inc.*	71,400	4,723,110
Scansource, Inc.*	95,400	2,893,482
Symbol Technologies, Inc.	62,900	934,694

		21,947,720
Internet Software & Services 0.5%
Corillian Corp.*	163,100	446,894
Openwave Systems, Inc.*	267,800	2,506,608

		2,953,502
IT Services 1.0%
CACI International, Inc. “A”*	47,600	2,618,476
Covansys Corp.*	199,700	3,422,858

		6,041,334
Semiconductors & Semiconductor Equipment 0.8%
Exar Corp.*	209,100	2,778,939

MKS Instruments, Inc.*	105,300	2,138,643

		4,917,582
Software 0.4%
Secure Computing Corp.*	214,600	1,358,418
Sonic Solutions*	87,300	1,330,452

		2,688,870
Materials 8.9%
Chemicals 1.2%
Agrium, Inc.	130,500	3,522,195
Georgia Gulf Corp.	132,300	3,627,666

		7,149,861
Construction Materials 0.8%
Headwaters, Inc.*	98,800	2,306,980
Texas Industries, Inc.	48,700	2,535,322

		4,842,302
Metals & Mining 6.9%
Aleris International, Inc.*	118,600	5,994,044
Century Aluminum Co.*	79,300	2,668,445
Goldcorp, Inc.	91,950	2,170,020
Metal Management, Inc.	65,700	1,829,088
Northern Orion Resources, Inc.*	655,400	2,556,060
Northwest Pipe Co.*	86,200	2,586,000
Oregon Steel Mills, Inc.*	120,900	5,908,383
Pan American Silver Corp.*	174,700	3,413,638
Quadra Mining Ltd.*	214,800	1,892,892
RTI International Metals, Inc.*	230,400	10,040,832
Stillwater Mining Co.*	92,800	779,520
Worthington Industries, Inc.	94,100	1,605,346

		41,444,268
Telecommunication Services 0.6%
Diversified Telecommunication Services
Alaska Communications Systems Group, Inc.	133,400	1,770,218
DataPath, Inc. 144A*	161,700	1,778,700

		3,548,918
Utilities 5.7%
Electric Utilities 0.8%
Allegheny Energy, Inc.*	64,000	2,570,880
Sierra Pacific Resources*	145,600	2,087,904

		4,658,784
Gas Utilities 2.3%
ONEOK, Inc.	112,400	4,247,596
Southern Union Co.	365,991	9,665,822

		13,913,418
Independent Power Producers & Energy Traders 1.5%
Dynegy, Inc. “A”*	1,066,800	5,910,072
Mirant Corp.*	122,338	3,341,051

		9,251,123
Multi-Utilities 1.1%
CMS Energy Corp.*	106,200	1,533,528
TECO Energy, Inc.	132,900	2,079,885
WPS Resources Corp.	54,700	2,714,761

		6,328,174

Total Common Stocks (Cost $482,679,742)		588,425,015
Closed End Investment Company 0.7%

Tortoise Energy Infrastructure Corp. (Cost $3,307,185)	131,100	4,142,760
Cash Equivalents 1.0%
Cash Management QP Trust, 5.34% (a) (Cost $5,969,981)	5,969,981	5,969,981
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 491,956,908)	99.8	598,537,756
Other Assets and Liabilities, Net	0.2	1,219,674

Net Assets	100.0	599,757,430

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Global Thematic VIP

	Shares	Value ($)

Common Stocks 91.4%
Australia 0.6%
Australian Agricultural Co., Ltd.	72,900	94,266
Macquarie Airports	315,910	722,825

(Cost $877,675)		817,091
Austria 1.2%
Erste Bank der Oesterreichischen Sparkassen AG	16,517	1,028,370
Wienerberger AG	14,400	680,000

(Cost $1,522,002)		1,708,370
Bermuda 2.3%
Marvell Technology Group Ltd.*	52,900	1,024,673
Tyco International Ltd.	79,925	2,237,101

(Cost $3,566,713)		3,261,774
Brazil 4.0%
Aracruz Celulose SA (ADR) (Preferred)	13,600	676,872
Companhia Vale do Rio Doce (ADR)	104,600	2,255,176
Diagnosticos da America SA*	42,300	797,636
Petroleo Brasileiro SA (ADR)	24,400	2,045,452

(Cost $5,796,142)		5,775,136
Canada 1.0%
Goldcorp, Inc.	43,600	1,028,223
Meridian Gold, Inc.*	17,200	426,249

(Cost $903,562)		1,454,472
China 1.5%
Shanghai Electric Group Co., Ltd. “H”	4,093,800	1,376,747
Xinao Gas Holdings Ltd.	755,100	775,391

(Cost $2,122,175)		2,152,138
Egypt 0.4%
Orascom Construction Industries (GDR) (REG S) (Cost $385,441)	5,900	512,120
Finland 0.4%
UPM-Kymmene Oyj (Cost $559,265)	27,050	642,796
France 2.7%
Credit Agricole SA	19,630	862,253
Total SA (a)	46,091	3,024,566

(Cost $2,767,635)		3,886,819
Germany 9.4%
BASF AG	15,113	1,210,210
Bayer AG	13,555	690,975
Commerzbank AG	62,545	2,105,686
DaimlerChrysler AG (a)	28,150	1,406,374
Deutsche Post AG (Registered)	77,382	2,031,173
Deutsche Telekom AG (Registered)	85,762	1,363,732
GfK AG	14,440	620,182
Siemens AG (Registered)	10,665	930,435
Stada Arzneimittel AG	19,705	1,006,724
TUI AG (a)	107,449	2,218,162

(Cost $12,496,146)		13,583,653
Hong Kong 0.9%
Hongkong & Shanghai Hotels Ltd.	595,916	757,263
Industrial & Commercial Bank of China (Asia) Ltd.	330,200	575,576

(Cost $1,142,673)		1,332,839
Hungary 1.7%
Magyar Telekom Nyrt. (ADR)*	58,900	1,178,000
OTP Bank Nyrt.	40,200	1,267,938

(Cost $2,431,501)		2,445,938
India 0.8%
Infosys Technologies Ltd. (Cost $686,371)	28,800	1,160,403
Israel 1.7%
ECI Telecom Ltd.*	11,900	98,175
NICE Systems Ltd. (ADR)*	24,000	664,080
Teva Pharmaceutical Industries Ltd. (ADR)	49,750	1,695,978

(Cost $2,318,288)		2,458,233
Italy 1.0%
Assicurazioni Generali SpA	14,300	534,927
Telecom Italia SpA	301,900	857,527

(Cost $1,327,160)		1,392,454
Japan 6.7%
FANUC Ltd.	12,600	983,467
Komatsu Ltd.	66,000	1,139,809
Mitsubishi Estate Co., Ltd.	61,000	1,332,317
Mitsui Fudosan Co., Ltd.	71,000	1,613,841
Mizuho Financial Group, Inc.	301	2,334,104
Nomura Holdings, Inc.	49,000	862,815
Shinsei Bank Ltd.	222,000	1,353,143

(Cost $6,322,749)		9,619,496
Kazakhstan 0.4%
KazMunaiGas Exploration Production (GDR)* (Cost $603,168)	41,200	603,168
Korea 3.6%
Hankook Tire Co., Ltd.	51,860	682,332
Hyundai Motor Co.	11,100	950,172
LG Chem Ltd.	17,100	679,482
Samsung Electronics Co., Ltd.	3,060	2,147,255
STX Pan Ocean Co., Ltd.	1,422,000	756,550

(Cost $4,308,336)		5,215,791
Malaysia 1.1%
AMMB Holdings Bhd.	474,400	319,011
IOI Corp. Bhd.	99,000	434,870
Resorts World Bhd.	285,600	859,588

(Cost $1,559,266)		1,613,469
Mexico 1.5%
Fomento Economico Mexicano SA de CV (ADR)	11,950	1,158,433
Grupo Televisa SA (ADR)	49,700	1,056,622

(Cost $1,689,017)		2,215,055
Netherlands 2.0%
ABN AMRO Holding NV	69,183	2,017,734
Koninklijke DSM NV	21,190	929,433

(Cost $2,712,359)		2,947,167
Norway 0.4%

Norsk Hydro ASA	24,850	554,942
Tandberg Television ASA*	3,000	24,408

(Cost $692,459)		579,350
Poland 0.7%
Agora SA	35,286	334,083
Telekomunikacja Polska SA (GDR) (REG S)	97,000	611,100

(Cost $963,437)		945,183
Singapore 0.6%
DBS Group Holdings Ltd.	37,000	447,285
Singapore Airlines Ltd.	42,000	386,085

(Cost $601,408)		833,370
South Africa 0.7%
Lewis Group Ltd.	102,800	626,930
Naspers Ltd. “N”	28,300	434,560

(Cost $1,229,310)		1,061,490
Spain 0.9%
Repsol YPF SA (ADR) (Cost $1,226,173)	43,450	1,296,114
Sweden 1.9%
Atlas Copco AB “B”	38,900	974,073
Telefonaktiebolaget LM Ericsson “B”	497,900	1,725,764

(Cost $2,712,842)		2,699,837
Switzerland 3.1%
Credit Suisse Group (Registered)	22,120	1,279,845
Julius Baer Holding Ltd. (Registered)	21,524	2,149,904
Novartis AG (Registered)	16,676	973,528

(Cost $3,323,776)		4,403,277
Taiwan 0.8%
Asustek Computer, Inc.	453,200	1,063,937
Bank of Kaohsiung	265,000	124,503

(Cost $1,280,202)		1,188,440
Thailand 1.9%
Bangkok Bank PCL (Foreign Registered)	291,200	852,709
Kasikornbank PCL (Foreign Registered)	339,800	624,150
Krung Thai Bank PCL (Foreign Registered)	1,429,500	433,816
Siam City Bank PCL (Foreign Registered)	372,200	197,172
Thai Oil PCL (Foreign Registered)	355,800	568,295

(Cost $2,415,200)		2,676,142
Turkey 0.7%
Turkiye Is Bankasi “C” (Cost $923,991)	185,500	985,985
United Kingdom 4.7%
Anglo American PLC	33,175	1,387,014
GlaxoSmithKline PLC	64,887	1,727,605
Kingfisher PLC	246,571	1,132,239
Royal Bank of Scotland Group PLC	48,289	1,662,712
Standard Chartered PLC	34,300	878,552

(Cost $5,718,700)		6,788,122
United States 30.1%
3Com Corp.*	171,500	756,315
AGCO Corp.*	15,450	391,658
Apple Computer, Inc.*	25,600	1,971,968
BJ’s Wholesale Club, Inc.*	20,100	586,518
Briggs & Stratton Corp.	20,200	556,510
Caremark Rx, Inc.	25,950	1,470,586

Cisco Systems, Inc.*	103,975	2,391,425
Coca-Cola Co.	39,500	1,764,860
eBay, Inc.*	70,500	1,999,380
ExxonMobil Corp.	35,000	2,348,500
Foundry Networks, Inc.*	111,000	1,459,650
General Electric Co.	84,775	2,992,557
General Mills, Inc.	32,150	1,819,690
Hasbro, Inc.	26,900	611,975
Intel Corp.	149,800	3,081,386
Johnson & Johnson	22,250	1,444,915
KKR Private Equity Investors LP*	32,200	684,250
Lennox International, Inc.	24,300	556,470
Medtronic, Inc.	15,150	703,566
MetLife, Inc.	26,475	1,500,603
Monsanto Co.	31,200	1,466,712
Newmont Mining Corp.	71,900	3,073,725
Oracle Corp.*	39,775	705,609
Pfizer, Inc.	53,675	1,522,223
Schlumberger Ltd.	33,925	2,104,368
St. Jude Medical, Inc.*	57,800	2,039,762
Symantec Corp.*	46,750	994,840
Wyeth	27,775	1,412,081
Zimmer Holdings, Inc.*	13,575	916,312

(Cost $38,511,420)		43,328,414

Total Common Stocks (Cost $115,696,562)		131,584,106
Preferred Stocks 1.7%
Germany
Fresenius AG	4,434	791,259
Porsche AG	1,642	1,700,775

Total Preferred Stocks (Cost $2,052,603)		2,492,034
Exchange Traded Funds 3.4%
Biotech HOLDRs Trust	6,200	1,145,264
iShares Nasdaq Biotechnology Index Fund* (a)	36,475	2,691,126
Oil Service HOLDRs Trust	7,800	1,012,674

Total Exchange Traded Funds (Cost $4,666,690)		4,849,064
Contracts Value ($)
Call Options Purchased 0.1%
Microsoft Corp., Expiration Date 1/20/2007, Strike Price $25.0 (Cost $76,478)	495	145,035
Shares Value ($)
Securities Lending Collateral 4.5%
Daily Assets Fund Institutional, 5.31% (b)(c) (Cost $6,485,230)	6,485,230	6,485,230
Cash Equivalents 3.3%
Cash Management QP Trust, 5.34% (d) (Cost $4,764,151)	4,764,151	4,764,151
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 133,741,714)	104.4	150,319,620
Other Assets and Liabilities, Net	(4.4)	(6,318,411)

Net Assets	100.0	144,001,209

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $6,257,299 which is 4.3% of net assets.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending.
(d) Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
HOLDRs: Holding Company Depositary Receipts
At September 30, 2006, the DWS Global Thematic VIP had the following Sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	28,029,201	20.9%
Information Technology	21,269,268	15.9%
Industrials	17,335,642	12.9%
Health Care	16,502,175	12.3%
Materials	14,978,987	11.2%
Consumer Discretionary	12,771,075	9.5%
Energy	12,545,405	9.3%
Consumer Staples	5,858,637	4.4%
Telecommunication Services	4,010,359	3.0%
Utilities	775,391	0.6%
Total Common and Preferred Stocks	134,076,140	100.0%

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Government & Agency Securities VIP

	Principal Amount ($)	Value ($)

Agencies Backed by the Full Faith Credit of the US Government 61.0%
Government National Mortgage Association:
5.0%, with various maturities from 5/15/2033 until 1/15/2036 (c) (d)	19,679,030	19,127,816
5.5%, with various maturities from 10/15/2032 until 11/15/2035 (c)	62,692,210	62,196,948
6.0%, with various maturities from 4/15/2013 until 4/15/2036 (c)	40,707,414	41,205,840
6.5%, with various maturities from 3/15/2014 until 8/20/2036 (c)	21,012,068	21,536,225
7.0%, with various maturities from 6/20/2017 until 7/15/2036 (d)	4,527,179	4,671,909
7.5%, with various maturities from 4/15/2026 until 7/15/2032	2,509,163	2,611,327
8.0%, with various maturities from 12/15/2026 until 11/15/2031	804,129	852,683
8.5%, with various maturities from 5/15/2016 until 12/15/2030	111,414	119,476
9.5%, with various maturities from 6/15/2013 until 12/15/2022	57,507	62,558
10.0%, with various maturities from 2/15/2016 until 3/15/2016	22,268	24,608

Total Agencies Backed by the Full Faith Credit of the US Government (Cost $154,364,071)		152,409,390
Agencies Not Backed by the Full Faith Credit of the US Government 16.9%
Federal Home Loan Bank, Series 679, 5.375%, 8/19/2011	20,000,000	20,362,400
Federal Home Loan Mortgage Corp.:
4.5%, 5/1/2019	67,744	65,360
4.624% *, 2/1/2035	752,113	740,421
5.5%, 2/1/2017	63,563	63,738
6.5%, 9/1/2032	197,095	201,524
7.0%, with various maturities from 5/1/2029 until 8/1/2035	4,079,925	4,187,155
7.5%, with various maturities from 1/1/2027 until 5/1/2032	239,294	248,334
8.0%, 11/1/2030	3,053	3,210
8.5%, 7/1/2030	4,327	4,637
Federal National Mortgage Association:
4.592% *, 1/1/2035	1,480,451	1,463,711
4.668% *, 2/1/2035	1,135,803	1,125,304
4.748% *, 5/1/2035	1,838,278	1,811,353
5.0%, 10/1/2033	731,141	705,030
5.5%, with various maturities from 2/1/2033 until 6/1/2034	4,072,983	4,020,635
6.0%, 9/1/2035	6,447,663	6,513,107
7.0%, with various maturities from 9/1/2013 until 7/1/2034	687,694	706,981
8.0%, 12/1/2024	14,678	15,497

Total Agencies Not Backed by the Full Faith Credit of the US Government (Cost $42,754,923)		42,238,397
Collateralized Mortgage Obligations 11.7%
Federal Home Loan Mortgage Corp.:
“PF”, Series 2962, 5.58% *, 3/15/2035	3,735,988	3,722,009
“IO”, Series 228, Interest Only, 6.0%***, 2/1/2035	62,907	14,433
Federal National Mortgage Association:
“LO”, Series 2005-50, Principal Only, 6/25/2035	1,210,423	953,682
“PF”, Series 2005-59, 5.58% *, 5/25/2035	2,584,716	2,582,511
Government National Mortgage Association:
“ZA” Series 2006-7, 5.5%, 2/20/2036	1,755,297	1,598,516
“DA”, Series 2005-45, 5.51% *, 6/16/2035	8,695,245	8,629,727
“FA”, Series 2005-18, 5.53% *, 10/20/2032	3,000,000	2,989,094
“FH”, Series 1999-18, 5.58% *, 5/16/2029	2,422,481	2,426,718
“FE”, Series 2003-57, 5.63% *, 3/16/2033	210,849	210,388
“FA”, Series 2006-25, 5.63% *, 5/20/2036	4,910,494	4,908,300
“FB”, Series 2001-28, 5.83% *, 6/16/2031	1,050,606	1,059,293

Total Collateralized Mortgage Obligations (Cost $29,362,117)		29,094,671
US Treasury Obligations 18.8%

US Treasury Bill, 4.975% **, 10/19/2006 (a)				190,000	189,527
US Treasury Bond, 4.875%, 8/15/2016				6,000,000	6,113,436
US Treasury Notes:
3.0%, 11/15/2007				6,000,000	5,878,128
4.5%, 2/28/2011				35,000,000	34,868,750

Total US Treasury Obligations (Cost $47,079,063)					47,049,841
				Shares	Value ($)

Cash Equivalents 15.9%
Cash Management QP Trust, 5.34% (b) (Cost $39,595,159)				39,595,159	39,595,159
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 313,155,333)				124.3	310,387,458
Other Assets and Liabilities, Net				(24.3)	(60,679,523)

Net Assets				100.0	249,707,935

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2006.

**				Annualized yield at time of purchase; not a coupon rate.
***				These securities are shown at their current rate as of September 30, 2006.
(a)				At September 30, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)				Mortgage dollar rolls included.
(d)				When-issued or forward delivery pools included.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
At September 30, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10-Year US Treasury Note	12/19/2006	6	639,581	648,375	8,794
At September 30, 2006, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10-Year Interest Rate Swap	12/18/2006	37	3,854,669	3,938,188	(83,519)

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Growth Allocation VIP

	Shares	Value ($)

Equity Funds 75.7%
DWS Blue Chip VIP “A”	1,033,457	15,894,574
DWS Capital Growth VIP “A”	168,847	2,926,115
DWS Davis Venture Value VIP “A”	1,110,027	14,674,561
DWS Dreman High Return Equity VIP “A”	1,253,763	18,254,792
DWS Dreman Small Cap Value VIP “A”	616,680	12,629,616
DWS Global Opportunities VIP “A”	5,185	84,366
DWS Growth & Income VIP “A”	2,482,985	25,500,252
DWS International Select Equity VIP “A”	73,687	1,071,410
DWS International VIP “A”	1,021,576	12,299,775
DWS Janus Growth Opportunities VIP “A”	820,182	6,758,303
DWS Large Cap Value VIP “A”	1,581,958	27,098,944
DWS Legg Mason Aggressive Growth VIP “A”	55,448	518,996
DWS Mid Cap Growth VIP “A”	8,113	93,619
DWS RREEF Real Estate Securities VIP “A”	194,441	3,937,420
DWS Small Cap Growth VIP “A”	308,875	4,098,773
DWS Templeton Foreign Value VIP “A”	667,846	8,688,679

Total Equity Funds (Cost $144,355,615)		154,530,195
Fixed Income – Bond Funds 17.8%
DWS Core Fixed Income VIP “A”	2,936,897	34,420,434
DWS Government & Agency Securities VIP “A”	1,095	13,273
DWS High Income VIP “A”	114,276	922,210
DWS Strategic Income VIP “A”	80,154	919,372

Total Fixed Income – Bond Funds (Cost $35,453,633)		36,275,289

Fixed Income – Money Market Funds 6.6%
Cash Management QP Trust (Cost $13,419,532)	13,419,532	13,419,532

% of Net Assets	Value ($)

Total Investment Portfolio (Cost $193,228,780)	100.1	204,225,016
Other Assets and Liabilities, Net	(0.1)	(238,303)

Net Assets	100.0	203,986,713

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS High Income VIP

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 80.4%
Consumer Discretionary 21.9%
Affinia Group, Inc., 9.0%, 11/30/2014	995,000	927,837
AMC Entertainment, Inc., 8.0%, 3/1/2014	1,480,000	1,391,200
Aztar Corp., 7.875%, 6/15/2014	2,060,000	2,219,650
Cablevision Systems Corp., Series B, 9.62% **, 4/1/2009	350,000	372,313
Caesars Entertainment, Inc., 8.875%, 9/15/2008	725,000	759,437
Charter Communications Holdings LLC:
8.625%, 4/1/2009	45,000	40,838
9.625%, 11/15/2009	50,000	45,375
10.25%, 9/15/2010	3,080,000	3,141,600
Series B, 10.25%, 9/15/2010	975,000	989,625
11.0%, 10/1/2015	2,782,000	2,531,620
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	735,000	540,225
CSC Holdings, Inc.:
7.25%, 7/15/2008	560,000	565,600
7.875%, 12/15/2007	1,694,000	1,719,410
Series B, 8.125%, 7/15/2009	190,000	196,650
Series B, 8.125%, 8/15/2009	200,000	207,250
Denny’s Corp. Holdings, Inc., 10.0%, 10/1/2012	195,000	201,825
Dex Media East LLC/Financial, 12.125%, 11/15/2012	5,197,000	5,801,151
EchoStar DBS Corp.:
6.625%, 10/1/2014	870,000	827,587
144A, 7.125%, 2/1/2016	675,000	652,219
Foot Locker, Inc., 8.5%, 1/15/2022	205,000	193,725
Ford Motor Co., 7.45%, 7/16/2031 (b)	580,000	448,050
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	3,105,000	2,817,787
General Motors Corp., 8.375%, 7/15/2033 (b)	1,500,000	1,297,500
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	3,430,000	3,781,575
Gregg Appliances, Inc., 9.0%, 2/1/2013	365,000	333,063
Hertz Corp.:
144A, 8.875%, 1/1/2014	1,445,000	1,513,637
144A, 10.5%, 1/1/2016 (b)	320,000	352,000
ION Media Networks, Inc., 144A, 11.76% **, 1/15/2013	595,000	599,462
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	2,065,000	1,961,750
Jacobs Entertainment, Inc., 144A, 9.75%, 6/15/2014	1,035,000	1,024,650
Lear Corp.:
Series B, 5.75%, 8/1/2014	35,000	28,088
Series B, 8.11%, 5/15/2009 (b)	1,295,000	1,249,675
Levi Strauss & Co., 10.258% **, 4/1/2012	45,000	46,350
Liberty Media Corp.:
5.7%, 5/15/2013 (b)	95,000	89,644
8.25%, 2/1/2030 (b)	795,000	793,543
8.5%, 7/15/2029 (b)	965,000	980,825
Linens ‘n Things, Inc., 144A, 11.132% **, 1/15/2014 (b)	575,000	554,875
Mediacom Broadband LLC:
144A, 8.5%, 10/15/2015	390,000	387,563
8.5%, 10/15/2015	50,000	49,688
Metaldyne Corp.:
10.0%, 11/1/2013 (b)	470,000	474,700
11.0%, 6/15/2012 (b)	210,000	189,000
MGM MIRAGE:
8.375%, 2/1/2011 (b)	545,000	568,190

9.75%, 6/1/2007		950,000	972,562
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		980,000	1,031,450
NCL Corp., 10.625%, 7/15/2014		200,000	193,500
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		1,670,000	1,352,700
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		2,330,000	2,472,712
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014		275,000	293,219
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		3,698,000	3,762,715
PRIMEDIA, Inc.:
8.875%, 5/15/2011 (b)		585,000	571,838
10.78% **, 5/15/2010		1,565,000	1,600,212
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		3,740,000	3,870,900
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011		2,370,000	2,470,725
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		1,345,000	1,314,737
Six Flags, Inc.:
8.875%, 2/1/2010 (b)		180,000	172,350
9.75%, 4/15/2013 (b)		1,790,000	1,611,000
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		585,000	568,913
Toys “R” Us, Inc., 7.375%, 10/15/2018		316,000	228,705
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		3,440,000	3,289,500
TRW Automotive, Inc.:
11.0%, 2/15/2013 (b)		2,720,000	2,964,800
11.75%, 2/15/2013	EUR	485,000	688,805
United Auto Group, Inc., 9.625%, 3/15/2012		2,540,000	2,692,400
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		395,000	404,875
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)		2,640,000	2,521,200
Young Broadcasting, Inc., 8.75%, 1/15/2014 (b)		3,620,000	3,077,000

			80,993,570
Consumer Staples 2.9%
Birds Eye Foods, Inc., 11.875%, 11/1/2008		1,768,000	1,770,210
Del Laboratories, Inc., 8.0%, 2/1/2012		515,000	451,912
Delhaize America, Inc.:
8.05%, 4/15/2027		190,000	201,968
9.0%, 4/15/2031		2,680,000	3,139,323
Harry & David Holdings, Inc., 10.4% **, 3/1/2012		600,000	579,000
North Atlantic Trading Co., 9.25%, 3/1/2012		1,365,000	1,180,725
Swift & Co.:
10.125%, 10/1/2009		260,000	264,550
12.5%, 1/1/2010 (b)		185,000	188,238
Viskase Co., Inc., 11.5%, 6/15/2011		3,100,000	3,100,000

			10,875,926
Energy 7.2%
Belden & Blake Corp., 8.75%, 7/15/2012		2,585,000	2,656,087
Chaparral Energy, Inc., 8.5%, 12/1/2015		1,405,000	1,394,463
Chesapeake Energy Corp.:
6.25%, 1/15/2018		620,000	575,050
6.875%, 1/15/2016		1,925,000	1,881,687
7.75%, 1/15/2015		255,000	260,100
Delta Petroleum Corp., 7.0%, 4/1/2015		1,640,000	1,508,800
Dynegy Holdings, Inc.:
7.625%, 10/15/2026		1,635,000	1,491,937
8.375%, 5/1/2016 (b)		1,305,000	1,327,838
El Paso Production Holding Corp., 7.75%, 6/1/2013		1,075,000	1,099,188
Encore Acquisition Co., 6.0%, 7/15/2015		290,000	265,350
Frontier Oil Corp., 6.625%, 10/1/2011		435,000	435,000
Plains Exploration & Production Co.:
7.125%, 6/15/2014		915,000	956,175
Series B, 8.75%, 7/1/2012		895,000	946,463
Quicksilver Resources, Inc., 7.125%, 4/1/2016		385,000	364,788
Southern Natural Gas, 8.875%, 3/15/2010		2,345,000	2,459,119
Stone Energy Corp.:

6.75%, 12/15/2014	2,020,000	2,020,000
144A, 8.24% **, 7/15/2010	480,000	475,800
Transmeridian Exploration, Inc., 12.0%, 12/15/2010	800,000	800,000
Williams Companies, Inc.:
8.125%, 3/15/2012	3,685,000	3,933,737
8.75%, 3/15/2032	1,665,000	1,823,175

		26,674,757
Financials 10.7%
AAC Group Holding Corp., 144A, 12.75%, 10/1/2012 (PIK)	500,000	522,500
ACE Cash Express, Inc., 144A, 10.25%, 10/1/2014	195,000	197,437
Alamosa Delaware, Inc., 11.0%, 7/31/2010	810,000	884,925
Ashton Woods USA LLC, 9.5%, 10/1/2015	1,495,000	1,293,175
E*TRADE Financial Corp.:
7.375%, 9/15/2013 (b)	550,000	562,375
7.875%, 12/1/2015	410,000	431,525
8.0%, 6/15/2011	890,000	921,150
Ford Motor Credit Co.:
7.25%, 10/25/2011	3,820,000	3,602,550
7.375%, 10/28/2009	7,390,000	7,181,632
7.875%, 6/15/2010	1,860,000	1,811,413
GMAC LLC:
6.875%, 9/15/2011	8,555,000	8,509,676
8.0%, 11/1/2031	3,538,000	3,699,266
iPayment, Inc., 144A, 9.75%, 5/15/2014	510,000	520,200
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)	1,800,000	1,881,000
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	2,280,000	2,508,000
TIG Holdings, Inc., 144A, 8.597%, 1/15/2027	1,700,000	1,300,500
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	850,000	782,000
Universal City Development, 11.75%, 4/1/2010	2,540,000	2,736,850

		39,346,174
Health Care 1.5%
HCA, Inc., 6.5%, 2/15/2016 (b)	985,000	788,000
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016	1,225,000	1,251,031
144A, 11.418% **, 6/15/2014	190,000	193,800
Tenet Healthcare Corp., 9.25%, 2/1/2015	3,525,000	3,392,813

		5,625,644
Industrials 8.3%
Allied Security Escrow Corp., 11.375%, 7/15/2011	819,000	819,000
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	1,985,000	2,116,506
American Color Graphics, 10.0%, 6/15/2010	945,000	652,050
Browning-Ferris Industries:
7.4%, 9/15/2035	1,560,000	1,396,200
9.25%, 5/1/2021	920,000	954,500
Case New Holland, Inc., 9.25%, 8/1/2011	2,190,000	2,321,400
Cenveo Corp., 7.875%, 12/1/2013	1,682,000	1,593,695
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010 (b)	1,705,000	1,696,475
Congoleum Corp., 8.625%, 8/1/2008 *	1,200,000	1,200,000
CPG International I, Inc.:
10.5%, 7/1/2013	1,510,000	1,536,425
12.39% **, 7/1/2012	645,000	657,900
DRS Technologies, Inc., 7.625%, 2/1/2018	795,000	806,925
Education Management LLC, 144A, 8.75%, 6/1/2014	480,000	484,800
Iron Mountain, Inc., 8.75%, 7/15/2018 (b)	375,000	389,063
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016 (b)	1,660,000	1,460,800
8.875%, 4/1/2012 (b)	1,865,000	1,827,700
Kansas City Southern:
7.5%, 6/15/2009	395,000	395,000

9.5%, 10/1/2008	2,700,000	2,808,000
Kinetek, Inc., Series D, 10.75%, 11/15/2006	2,510,000	2,484,900
Millennium America, Inc., 9.25%, 6/15/2008	810,000	834,300
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	710,000	727,750
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	180,000	203,400
Ship Finance International Ltd., 8.5%, 12/15/2013	460,000	443,900
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	1,545,000	1,649,287
Xerox Corp., 6.4%, 3/15/2016 (b)	1,055,000	1,049,725

		30,509,701
Information Technology 3.6%
L-3 Communications Corp.:
5.875%, 1/15/2015	2,205,000	2,094,750
Series B, 6.375%, 10/15/2015	730,000	709,925
Lucent Technologies, Inc., 6.45%, 3/15/2029	3,290,000	2,928,100
Sanmina-SCI Corp., 8.125%, 3/1/2016 (b)	1,370,000	1,342,600
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)	1,710,000	1,761,300
UGS Corp., 10.0%, 6/1/2012	1,610,000	1,738,800
Unisys Corp., 7.875%, 4/1/2008	2,890,000	2,882,775

		13,458,250
Materials 11.5%
ARCO Chemical Co., 9.8%, 2/1/2020	4,940,000	5,582,200
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	485,000	266,750
Chemtura Corp., 6.875%, 6/1/2016	975,000	961,594
Constar International, Inc., 11.0%, 12/1/2012 (b)	255,000	221,850
Crystal US Holdings, Series A, Step-up Coupon, 0% to 10/1/2009, 10% to 10/1/2014	455,000	365,138
Dayton Superior Corp.:
10.75%, 9/15/2008	330,000	339,900
13.0%, 6/15/2009	605,000	568,700
Equistar Chemical Funding, 10.625%, 5/1/2011	1,215,000	1,303,087
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	1,550,000	1,588,750
GEO Specialty Chemicals, Inc., 144A, 13.999%**, 12/31/2009	3,044,000	2,511,300
Greif, Inc., 8.875%, 8/1/2012	830,000	867,350
Hexcel Corp., 6.75%, 2/1/2015	1,775,000	1,695,125
Huntsman LLC, 11.625%, 10/15/2010	2,422,000	2,676,310
International Coal Group, Inc., 144A, 10.25%, 7/15/2014	650,000	617,500
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	1,170,000	859,950
Lyondell Chemical Co., 10.5%, 6/1/2013	335,000	368,500
Massey Energy Co.:
6.625%, 11/15/2010	2,885,000	2,812,875
6.875%, 12/15/2013	720,000	651,600
Mosaic Global Holdings, Inc., 10.875%, 8/1/2013	3,335,000	3,718,525
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	2,441,000	2,148,080
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	2,992,000	3,231,360
144A, 13.0%, 9/30/2013	732,460	734,291
OM Group, Inc., 9.25%, 12/15/2011 (b)	675,000	702,000
Omnova Solutions, Inc., 11.25%, 6/1/2010	2,785,000	2,990,394
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	1,970,840	29,563
Pliant Corp, 11.625%, 6/15/2009 (PIK)	11	12
Radnor Holdings Corp., 11.0%, 3/15/2010 *	265,000	39,750
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	420,000	449,400
TriMas Corp., 9.875%, 6/15/2012	1,371,000	1,268,175
United States Steel Corp., 9.75%, 5/15/2010	1,579,000	1,685,582
Witco Corp., 6.875%, 2/1/2026	390,000	350,025
Wolverine Tube, Inc., 10.5%, 4/1/2009 (b)	850,000	748,000

		42,353,636
Telecommunication Services 4.4%
Centennial Communications Corp., 10.0%, 1/1/2013	780,000	789,750
Cincinnati Bell, Inc.:

7.25%, 7/15/2013	2,290,000	2,341,525
8.375%, 1/15/2014	1,575,000	1,590,750
Dobson Cellular Systems, 9.875%, 11/1/2012	780,000	836,550
Dobson Communications Corp., 8.875%, 10/1/2013	700,000	693,875
Insight Midwest LP, 9.75%, 10/1/2009	615,000	625,763
Intelsat Corp., 144A, 9.0%, 6/15/2016	345,000	355,350
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	4,095,000	4,224,971
Qwest Corp., 7.25%, 9/15/2025	1,395,000	1,351,406
Rural Cellular Corp., 9.875%, 2/1/2010	925,000	964,312
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013 (b)	585,000	542,588
Ubiquitel Operating Co., 9.875%, 3/1/2011	615,000	667,275
US Unwired, Inc., Series B, 10.0%, 6/15/2012	1,075,000	1,182,500
Windstream Corp., 144A, 8.625%, 8/1/2016	45,000	48,150

		16,214,765
Utilities 8.4%
AES Corp., 144A, 8.75%, 5/15/2013	5,790,000	6,209,775
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	3,885,000	4,234,650
CMS Energy Corp., 8.5%, 4/15/2011	3,270,000	3,531,600
Mirant Americas Generation LLC, 8.3%, 5/1/2011	365,000	365,456
Mirant North America LLC, 7.375%, 12/31/2013	360,000	360,450
Mission Energy Holding Co., 13.5%, 7/15/2008	4,680,000	5,224,050
NRG Energy, Inc.:
7.25%, 2/1/2014	1,560,000	1,548,300
7.375%, 2/1/2016	3,155,000	3,135,281
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	4,095,000	4,473,788
Sierra Pacific Resources:
6.75%, 8/15/2017	1,160,000	1,160,490
8.625%, 3/15/2014 (b)	575,000	620,837

		30,864,677

Total Corporate Bonds (Cost $302,060,353)		296,917,100
Foreign Bonds - US$ Denominated 12.5%
Consumer Discretionary 1.8%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	2,825,000	3,029,812
Shaw Communications, Inc., 8.25%, 4/11/2010	655,000	691,025
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	2,482,000	2,171,750
Unity Media GmbH, 144A, 10.375%, 2/15/2015	410,000	377,200
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (b)	225,000	235,125

		6,504,912
Energy 1.0%
Gaz Capital SA, 144A, 8.625%, 4/28/2034	500,000	622,500
OAO Gazprom, 144A, 9.625%, 3/1/2013	1,915,000	2,266,881
Secunda International Ltd., 13.507% **, 9/1/2012	890,000	930,050

		3,819,431
Financials 1.6%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	2,685,000	3,081,038
Doral Financial Corp., 6.33% **, 7/20/2007	2,115,000	2,011,661
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	380,000	336,300
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	575,000	437,000

		5,865,999
Health Care 0.6%
Biovail Corp., 7.875%, 4/1/2010	2,335,000	2,335,000
Industrials 1.6%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012 (b)	1,220,000	1,293,200
10.25%, 6/15/2007	2,815,000	2,878,338

12.5%, 6/15/2012		1,026,000	1,128,600
Stena AB, 9.625%, 12/1/2012		360,000	387,000
Supercanal Holding SA, Series REG S, 11.5%, 5/15/2005 *		100,000	16,000

			5,703,138
Information Technology 0.3%
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		950,000	945,250
Materials 2.1%
Cascades, Inc., 7.25%, 2/15/2013		1,826,000	1,780,350
ISPAT Inland ULC, 9.75%, 4/1/2014		1,820,000	2,049,775
Novelis, Inc., 144A, 8.25%, 2/15/2015		2,430,000	2,308,500
Rhodia SA:
8.875%, 6/1/2011		581,000	599,882
10.25%, 6/1/2010 (b)		640,000	716,800
Tembec Industries, Inc., 8.625%, 6/30/2009		690,000	382,950

			7,838,257
Sovereign Bonds 0.4%
Federative Republic of Brazil, 8.875%, 10/14/2019		605,000	717,530
Republic of Argentina, 5.59% **, 8/3/2012 (PIK)		1,200,000	833,508

			1,551,038
Telecommunication Services 3.1%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015		1,950,000	1,720,875
Embratel, Series B, 11.0%, 12/15/2008 (b)		212,000	232,670
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004*		285,000	245,100
Intelsat Bermuda Ltd., 144A, 11.25%, 6/15/2016		895,000	950,937
Intelsat Ltd., 5.25%, 11/1/2008		895,000	859,200
Millicom International Cellular SA, 10.0%, 12/1/2013		465,000	499,294
Mobifon Holdings BV, 12.5%, 7/31/2010		2,251,000	2,523,934
Nortel Networks Ltd.:
144A, 9.73% **, 7/15/2011		1,790,000	1,848,175
144A, 10.125%, 7/15/2013		820,000	865,100
144A, 10.75%, 7/15/2016 (b)		695,000	743,650
Stratos Global Corp., 144A, 9.875%, 2/15/2013		1,135,000	964,750

			11,453,685

Total Foreign Bonds - US$ Denominated (Cost $46,481,846)			46,016,710
Foreign Bonds - Non US$ Denominated 0.6%
Consumer Discretionary 0.3%
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	905,000	1,052,910
Financials 0.1%
Ono Finance II PLC, 144A, 8.0%, 5/16/2014	EUR	335,000	407,805
Sovereign Bonds 0.2%
Republic of Argentina, 7.82%, 12/31/2033 (PIK)	EUR	706,205	853,415

Total Foreign Bonds - Non US$ Denominated (Cost $2,317,164)			2,314,130
		Shares	Value ($)

Preferred Stocks 0.2%
ION Media Networks, Inc., 14.25%, (PIK)		1	8,350
NGC Corp. Capital Trust I Series B, 8.316%		560,000	509,600
Xerox Capital Trust I, 8.0%		335,000	341,700

Total Preferred Stocks (Cost $862,315)			859,650
		Principal Amount ($)(a)	Value ($)

Loan Participation 0.2%

Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 12.518%**, 6/4/2010 (Cost $718,750)	718,750	718,750
	Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp. 144A, Expiration 6/15/2009	95	0
DeCrane Aircraft Holdings, Inc. 144A, Expiration 9/30/2008*	1,350	0
TravelCenters of America, Inc., Expiration 5/1/2009*	345	1,035

Total Warrants (Cost $1,409)		1,035
	Units	Value ($)

Other Investments 0.5%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	1,100,000	891,000
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	1,735,000	1,119,075

Total Other Investments (Cost $2,228,771)		2,010,075
	Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc. 144A *	2,206	1,103
GEO Specialty Chemicals, Inc.*	24,225	12,113
IMPSAT Fiber Networks, Inc.* (b)	13,327	105,616

Total Common Stocks (Cost $1,058,657)		118,832
Convertible Preferred Stock 0.1%
Consumer Discretionary
ION Media Networks, Inc. :
Series AI, 144A, 9.75%, (PIK)	6	40,500
144A, 9.75%, (PIK)	60	407,957

Total Convertible Preferred Stocks (Cost $455,025)		448,457
Securities Lending Collateral 11.1%
Daily Assets Fund Institutional, 5.31% (c) (d) (Cost $40,858,885)	40,858,885	40,858,885
Cash Equivalents 3.3%
Cash Management QP Trust, 5.34% (e) (Cost $12,231,460)	12,231,460	12,231,460
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 409,274,635)	109.0	402,495,084
Other Assets and Liabilities, Net	(9.0)	(33,185,700)

Net Assets	100.0	369,309,384

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

		Maturity	Principal		Acquisition
Security	Coupon	Date	Amount		Cost ($)	Value($)
Congoleum Corp.	8.63%	8/1/2008	1,200,000	USD	1,104,351	1,200,000
Grupo Iusacell SA de CV	10.00%	7/15/2004	285,000	USD	182,088	245,100
Oxford Automotive, Inc.	12.00%	10/15/2010	1,970,840	USD	1,554,683	29,563
Radnor Holdings Corp.	11.00%	3/15/2010	265,000	USD	242,395	39,750
Supercanal Holding SA	11.50%	5/15/2005	100,000	USD	10,000	16,000
					$3,093,517	$1,530,413

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2006.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $40,075,261 which is 10.9% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

As of September 30, 2006, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
EUR	140,171	USD	181,921	12/13/2006	3,456
EUR	2,310,770	USD	2,946,867	12/13/2006	4,807
Total unrealized appreciation					8,263

At September 30, 2006, open credit rate default swap contracts were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Net Unrealized Depreciation ($)

10/02/2006 12/20/2011	3,504,375†	Fixed — 3.25%	Dow Jones CDX High Yield	(4,067)

† Chase Securities, Inc.
Currency Abbreviations:
EUR Euro
USD United States

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS International Select Equity VIP

	Shares	Value ($)

Common Stocks 95.2%
Austria 1.3%
Erste Bank der oesterreichischen Sparkassen AG (Cost $3,391,492)	56,600	3,523,989
Belgium 2.4%
Umicore (Cost $5,769,857)	44,100	6,525,985
Brazil 3.2%
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	131,700	4,523,895
Petroleo Brasileiro SA (ADR)	49,200	4,124,436

(Cost $6,520,156)		8,648,331
Denmark 2.1%
Novo Nordisk AS “B” (Cost $4,830,830)	77,100	5,730,197
Finland 3.7%
Nokia Oyj	279,400	5,548,234
Nokian Renkaat Oyj (a)	246,600	4,437,232

(Cost $8,558,615)		9,985,466
France 6.7%
Schneider Electric SA	42,178	4,703,904
Societe Generale	52,594	8,369,828
Total SA	76,423	5,015,002

(Cost $12,881,738)		18,088,734
Germany 12.9%
Bayer AG	101,996	5,199,311
Commerzbank AG	172,880	5,820,307
E.ON AG	49,542	5,872,579
Fresenius Medical Care AG & Co.	35,653	4,631,293
Hypo Real Estate Holding AG	143,488	8,951,943
Merck KGaA	42,773	4,535,409

(Cost $24,376,704)		35,010,842
Greece 1.8%
National Bank of Greece SA (Cost $4,462,730)	114,300	4,919,202
Ireland 3.6%
Anglo Irish Bank Corp. PLC	250,280	4,109,912
CRH PLC	167,558	5,658,130

(Cost $6,405,376)		9,768,042
Italy 5.9%
Banca Italease	132,300	6,525,985
Saras SpA Raffinerie Sarde*	602,937	3,086,890
UniCredito Italiano SpA	760,600	6,312,517

(Cost $15,365,128)		15,925,392
Japan 19.7%
Canon, Inc.	162,500	8,474,074
Casio Computer Co., Ltd.	213,000	4,291,556
Daito Trust Construction Co., Ltd.	94,400	5,122,574
Komatsu Ltd.	227,000	3,920,254
Makita Corp.	141,000	4,141,968
Mitsubishi Corp.	334,700	6,290,235

Mitsui Fudosan Co., Ltd.	261,000	5,932,571
Nishi-Nippon City Bank Ltd.	448,000	2,195,911
ORIX Corp.	15,500	4,284,233
Sumitomo Corp.	313,000	3,903,060
Yamaha Motor Co., Ltd.	176,800	4,684,732

(Cost $42,525,027)		53,241,168
Kazakhstan 0.5%
KazMunaiGas Exploration Production (GDR)* (Cost $1,494,744)	102,100	1,494,744
Korea 1.9%
Samsung Electronics Co., Ltd. (GDR), 144A (Cost $3,183,780)	14,390	5,050,890
Luxembourg 1.5%
Millicom International Cellular SA* (a) (Cost $3,553,239)	100,400	4,108,368
Mexico 1.7%
Fomento Economico Mexicano SA de CV (ADR) (Cost $3,182,283)	47,000	4,556,180
Norway 2.7%
Aker Kvaerner ASA	34,500	3,065,915
Norsk Hydro ASA (a)	188,050	4,199,474

(Cost $7,621,163)		7,265,389
Russia 0.9%
OAO Gazprom (ADR) (REG S) (Cost $1,541,852)	55,552	2,405,402
Sweden 4.2%
Atlas Copco AB “B”	182,800	4,577,390
Swedish Match AB	163,400	2,658,986
Telefonaktiebolaget LM Ericsson “B”	1,198,500	4,154,105

(Cost $11,256,500)		11,390,481
Switzerland 3.9%
Compagnie Financiere Richemont AG “A” (Unit)	84,544	4,070,174
Roche Holding AG (Genusschein)	37,233	6,437,502

(Cost $6,947,202)		10,507,676
United Kingdom 14.6%
AstraZeneca PLC	53,865	3,366,512
Aviva PLC	283,336	4,153,849
BHP Billiton PLC	288,020	4,972,110
GlaxoSmithKline PLC	262,433	6,987,233
Greene King PLC	246,698	4,171,003
Hammerson PLC	112,421	2,761,649
Standard Chartered PLC	187,737	4,808,650
Tesco PLC	504,342	3,399,498
Whitbread PLC	206,089	4,997,028

(Cost $37,410,657)		39,617,532

Total Common Stocks (Cost $211,279,073)		257,764,010
Preferred Stocks 3.2%
Germany
Fresenius AG	24,536	4,378,517
Porsche AG	4,127	4,274,724

Total Preferred Stocks (Cost $7,640,822)		8,653,241
Securities Lending Collateral 5.5%
Daily Assets Fund Institutional, 5.31% (b) (c) (Cost $14,915,896)	14,915,896	14,915,896
Cash Equivalents 2.6%

Cash Management QP Trust, 5.34% (d) (Cost $6,930,269)	6,930,269	6,930,269
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 240,766,060)	106.5	288,263,416
Other Assets and Liabilities, Net	(6.5)	(17,625,765)

Net Assets	100.0	270,637,651

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $14,353,022 which is 5.3% of net assets.
(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
At September 30, 2006, the DWS International Select Equity VIP had the following sector diversification:
		As a % of
		Common and
Sector	Market Value ($)	Preferred Stocks
Financials	72,670,546	27.3%
Consumer Discretionary	40,190,991	15.1%
Health Care	36,066,663	13.5%
Industrials	27,918,738	10.5%
Energy	23,391,863	8.8%
Information Technology	23,227,303	8.7%
Materials	22,355,536	8.4%
Consumer Staples	10,614,664	4.0%
Utilities	5,872,579	2.2%
Telecommunication Services	4,108,368	1.5%
Total	266,417,251	100.0%

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Janus Growth & Income VIP

	Shares	Value ($)

Common Stocks 97.6%
Consumer Discretionary 14.7%
Hotels Restaurants & Leisure 2.8%
Boyd Gaming Corp. (a)	50,645	1,946,794
Four Seasons Hotels Ltd.	32,680	2,086,618
Harrah’s Entertainment, Inc.	33,685	2,237,694

		6,271,106
Household Durables 0.5%
NVR, Inc.* (a)	2,245	1,201,075
Internet & Catalog Retail 0.7%
Amazon.com, Inc.* (a)	46,315	1,487,638
Leisure Equipment & Products 1.6%
Marvel Entertainment, Inc.* (a)	141,887	3,425,152
Media 4.4%
British Sky Broadcasting Group PLC	444,341	4,542,514
Lamar Advertising Co. “A”*	49,205	2,628,039
XM Satellite Radio Holdings, Inc. “A”* (a)	200,000	2,578,000

		9,748,553
Multiline Retail 0.9%
Nordstrom, Inc.	45,850	1,939,455
Specialty Retail 3.8%
Best Buy Co., Inc.	57,130	3,059,883
PETsMART, Inc. (a)	90,380	2,508,045
Tiffany & Co.	84,170	2,794,444

		8,362,372
Consumer Staples 6.7%
Food & Staples Retailing 1.8%
CVS Corp.	29,960	962,315
Whole Foods Market, Inc.	50,000	2,971,500

		3,933,815
Food Products 1.2%
Archer-Daniels-Midland Co.	23,835	902,870
Dean Foods Co.*	38,960	1,637,099

		2,539,969
Household Products 2.5%
Procter & Gamble Co.	90,710	5,622,206
Tobacco 1.2%
Altria Group, Inc.	35,300	2,702,215
Energy 15.8%
Energy Equipment & Services 0.7%
Halliburton Co.	51,660	1,469,727
Oil, Gas & Consumable Fuels 15.1%
Apache Corp.	20,495	1,295,284
EnCana Corp. (a)	116,118	5,421,550
EOG Resources, Inc.	18,040	1,173,502
ExxonMobil Corp.	132,250	8,873,975
Hess Corp.	69,165	2,864,814

Peabody Energy Corp.	5,990	220,312
Petro-Canada	82,744	3,331,968
Suncor Energy, Inc.	95,343	6,840,130
Valero Energy Corp.	64,890	3,339,888

		33,361,423
Financials 11.4%
Commercial Banks 3.1%
Commerce Bancorp, Inc. (a)	81,535	2,993,150
US Bancorp.	112,657	3,742,466

		6,735,616
Diversified Financial Services 6.0%
Citigroup, Inc.	159,708	7,932,696
JPMorgan Chase & Co.	114,180	5,361,893

		13,294,589
Thrifts & Mortgage Finance 2.3%
Fannie Mae	92,065	5,147,354
Health Care 13.1%
Biotechnology 4.2%
Amylin Pharmaceuticals, Inc.* (a)	90,000	3,966,300
Celgene Corp.*	25,630	1,109,779
Genentech, Inc.*	45,000	3,721,500
Neurocrine Biosciences, Inc.* (a)	32,180	345,935

		9,143,514
Health Care Equipment & Supplies 0.6%
Align Technology, Inc.* (a)	120,340	1,369,469
Health Care Providers & Services 3.2%
Aetna, Inc.	67,345	2,663,495
UnitedHealth Group, Inc.	90,630	4,458,996

		7,122,491
Pharmaceuticals 5.1%
Roche Holding AG (Genusschein)	40,806	7,055,266
Sanofi-Aventis (a)	46,777	4,163,955

		11,219,221
Industrials 9.6%
Aerospace & Defense 1.6%
Boeing Co.	44,845	3,536,028
Air Freight & Logistics 1.0%
United Parcel Service, Inc. “B”	31,630	2,275,462
Electrical Equipment 1.7%
Rockwell Automation, Inc.	63,155	3,669,306
Industrial Conglomerates 4.0%
General Electric Co.	249,105	8,793,406
Road & Rail 1.3%
Canadian National Railway Co.	67,354	2,824,827
Information Technology 26.3%
Communications Equipment 1.1%
Nokia Oyj (ADR)	119,320	2,349,411
Computers & Peripherals 7.3%
Apple Computer, Inc.*	40,000	3,081,200
Dell, Inc.*	110,605	2,526,218
EMC Corp.*	494,245	5,921,055
Rackable Systems, Inc.* (a)	100,000	2,737,000
SanDisk Corp.*	35,000	1,873,900

		16,139,373
Internet Software & Services 4.4%
Google, Inc. “A”*	10,500	4,219,950
Yahoo!, Inc.*	210,690	5,326,243

		9,546,193
Semiconductors & Semiconductor Equipment 11.2%
Advanced Micro Devices, Inc.*	343,330	8,531,751
NVIDIA Corp.*	111,494	3,299,107
Samsung Electronics Co., Ltd. (GDR), 144A	20,000	7,020,000
Spansion, Inc. “A”* (a)	138,840	2,314,463
Texas Instruments, Inc.	104,300	3,467,975

		24,633,296
Software 2.3%
Adobe Systems, Inc.*	31,625	1,184,356
Electronic Arts, Inc.*	70,480	3,924,327

		5,108,683

Total Common Stocks (Cost $169,649,960)		214,972,945
Preferred Stocks 2.0%
Energy 1.0%
Oil, Gas & Consumable Fuels
Hess Corp., 7.0%	20,700	2,154,042
Information Technology 1.0%
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	4,350	2,284,756

Total Preferred Stocks (Cost $2,775,467)		4,438,798
Securities Lending Collateral 14.5%
Daily Assets Fund Institutional, 5.31% (b) (c) (Cost $31,791,921)	31,791,921	31,791,921
Cash Equivalents 0.4%
Cash Management QP Trust, 5.34% (d) (Cost $950,675)	950,675	950,675
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 205,168,023)	114.5	252,154,339
Other Assets and Liabilities, Net	(14.5)	(31,973,946)

Net Assets	100.0	220,180,393

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $30,523,519 which is 13.9% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
As of September 30, 2006, the Portfolio had the following open foreign forward currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation (US $)
EUR	1,115,000	USD	1,421,625	1/11/2007	144
CHF	1,355,000	USD	1,112,936	1/11/2007	18,466
CHF	925,000	USD	756,553	3/14/2007	5,238
Total unrealized appreciation					23,848

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation (US $)
EUR	200,000	USD	251,181	10/19/2006	(2,709)
Total unrealized depreciation					(2,709)

Currency Abbreviations
USD US Dollars	EUR Euro
CHF Swiss Franc

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Janus Growth Opportunities VIP

	Shares	Value ($)

Common Stocks 95.9%
Consumer Discretionary 10.8%
Hotels Restaurants & Leisure 4.3%
MGM MIRAGE*	60,300	2,381,247
Starbucks Corp.*	91,695	3,122,215

		5,503,462
Internet & Catalog Retail 1.7%
IAC/InterActiveCorp.*	74,635	2,146,503
Media 1.7%
Comcast Corp. Special “A”*	61,610	2,267,864
Multiline Retail 1.6%
Nordstrom, Inc.	49,000	2,072,700
Specialty Retail 1.5%
Home Depot, Inc.	16,030	581,408
Staples, Inc.	57,565	1,400,556

		1,981,964
Consumer Staples 6.8%
Beverages 1.2%
PepsiCo, Inc.	24,375	1,590,712
Food & Staples Retailing 3.5%
Sysco Corp.	79,720	2,666,634
Whole Foods Market, Inc.	31,270	1,858,376

		4,525,010
Household Products 2.1%
Procter & Gamble Co.	43,470	2,694,271
Energy 6.9%
Energy Equipment & Services 0.8%
Halliburton Co.	39,095	1,112,253
Oil, Gas & Consumable Fuels 6.1%
EOG Resources, Inc.	46,625	3,032,956
ExxonMobil Corp.	5,215	349,927
Occidental Petroleum Corp.	48,340	2,325,637
Valero Energy Corp.	41,645	2,143,468

		7,851,988
Financials 13.5%
Capital Markets 6.3%
Merrill Lynch & Co., Inc.	51,860	4,056,489
optionsXpress Holdings, Inc.	61,180	1,705,699
UBS AG (Registered)	38,600	2,289,366

		8,051,554
Consumer Finance 3.9%
American Express Co.	89,450	5,016,356
Thrifts & Mortgage Finance 3.3%
Fannie Mae	76,685	4,287,458
Health Care 24.0%
Biotechnology 9.4%

Amgen, Inc.*	64,960	4,646,589
Celgene Corp.*	36,810	1,593,873
Genentech, Inc.*	31,150	2,576,105
Gilead Sciences, Inc.*	48,040	3,300,348

		12,116,915
Health Care Equipment & Supplies 2.2%
Alcon, Inc.	9,725	1,113,512
Zimmer Holdings, Inc.*	24,600	1,660,500

		2,774,012
Health Care Providers & Services 6.3%
Caremark Rx, Inc.	37,790	2,141,559
Coventry Health Care, Inc.*	74,130	3,819,178
UnitedHealth Group, Inc.	43,860	2,157,912

		8,118,649
Pharmaceuticals 6.1%
Eli Lilly & Co.	20,855	1,188,735
Johnson & Johnson	36,680	2,381,999
Pfizer, Inc.	76,530	2,170,391
Sanofi-Aventis (ADR)	49,025	2,180,142

		7,921,267
Industrials 5.0%
Air Freight & Logistics 1.5%
FedEx Corp.	18,320	1,991,018
Industrial Conglomerates 3.5%
General Electric Co.	127,075	4,485,747
Information Technology 27.5%
Communications Equipment 7.0%
Corning, Inc.*	78,490	1,915,941
Motorola, Inc.	32,550	813,750
QUALCOMM, Inc.	94,480	3,434,348
Research In Motion Ltd.*	28,100	2,884,746

		9,048,785
Computers & Peripherals 6.5%
Apple Computer, Inc.*	34,635	2,667,934
EMC Corp.*	166,815	1,998,443
Hewlett-Packard Co.	45,230	1,659,489
SanDisk Corp.*	38,500	2,061,290

		8,387,156
Internet Software & Services 4.1%
Google, Inc. “A”*	4,125	1,657,838
Yahoo!, Inc.*	145,855	3,687,214

		5,345,052
Semiconductors & Semiconductor Equipment 7.2%
Advanced Micro Devices, Inc.*	84,150	2,091,128
Samsung Electronics Co., Ltd. (GDR), 144A	11,822	4,149,522
Texas Instruments, Inc.	90,105	2,995,991

		9,236,641
Software 2.7%
Adobe Systems, Inc.*	47,575	1,781,684
SAP AG (ADR) (a)	33,870	1,676,565

		3,458,249
Utilities 1.4%
Independent Power Producers & Energy Traders
TXU Corp.	28,700	1,794,324

Total Common Stocks (Cost $105,144,507)		123,779,910
Securities Lending Collateral 0.9%
Daily Assets Fund Institutional, 5.31% (b) (c) (Cost $1,107,000)	1,107,000	1,107,000
Cash Equivalents 4.1%
Cash Management QP Trust, 5.34% (d) (Cost $5,291,732)	5,291,732	5,291,732
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 111,543,239)	100.9	130,178,642
Other Assets and Liabilities, Net	(0.9)	(1,122,999)

Net Assets	100.0	129,055,643

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $1,081,728 which is 0.8% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Large Cap Value VIP

	Shares	Value ($)

Common Stocks 96.2%
Consumer Discretionary 9.1%
Multiline Retail 2.8%
Federated Department Stores, Inc.	37,600	1,624,696
Target Corp.	131,400	7,259,850

		8,884,546
Specialty Retail 4.9%
Best Buy Co., Inc.	51,000	2,731,560
Lowe’s Companies, Inc.	110,100	3,089,406
Staples, Inc.	135,900	3,306,447
TJX Companies, Inc.	213,800	5,992,814

		15,120,227
Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc. “B”	48,600	4,258,332
Consumer Staples 6.5%
Beverages 1.6%
Coca-Cola Co.	108,700	4,856,716
Food & Staples Retailing 2.0%
Wal-Mart Stores, Inc.	124,000	6,115,680
Food Products 1.2%
General Mills, Inc.	66,400	3,758,240
Household Products 1.7%
Colgate-Palmolive Co.	88,200	5,477,220
Energy 16.0%
Energy Equipment & Services 5.1%
Baker Hughes, Inc.	16,300	1,111,660
BJ Services Co.	181,000	5,453,530
ENSCO International, Inc.	144,400	6,329,052
Halliburton Co.	99,500	2,830,775

		15,725,017
Oil, Gas & Consumable Fuels 10.9%
Anadarko Petroleum Corp.	70,700	3,098,781
Chevron Corp.	118,900	7,711,854
ConocoPhillips	135,900	8,090,127
Devon Energy Corp.	58,000	3,662,700
ExxonMobil Corp.	138,800	9,313,480
Marathon Oil Corp.	28,400	2,183,960

		34,060,902
Financials 28.5%
Capital Markets 3.5%
Bear Stearns Companies, Inc.	10,900	1,527,090
Lehman Brothers Holdings, Inc.	24,900	1,839,114
Morgan Stanley	55,600	4,053,796
The Goldman Sachs Group, Inc.	19,500	3,298,815

		10,718,815
Commercial Banks 8.2%
AmSouth Bancorp.	122,400	3,554,496

SunTrust Banks, Inc.	24,200	1,870,176
US Bancorp.	167,500	5,564,350
Wachovia Corp.	138,300	7,717,140
Wells Fargo & Co.	190,800	6,903,144

		25,609,306
Consumer Finance 0.3%
SLM Corp.	15,000	779,700
Diversified Financial Services 10.1%
Bank of America Corp.	213,926	11,460,016
Citigroup, Inc.	219,800	10,917,466
JPMorgan Chase & Co.	195,200	9,166,592

		31,544,074
Insurance 5.0%
Aflac, Inc.	93,100	4,260,256
Allstate Corp.	78,400	4,918,032
American International Group, Inc.	97,700	6,473,602

		15,651,890
Thrifts & Mortgage Finance 1.4%
Washington Mutual, Inc.	98,000	4,260,060
Health Care 9.0%
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	117,100	5,323,366
Pharmaceuticals 7.3%
Abbott Laboratories	97,800	4,749,168
Johnson & Johnson	73,300	4,760,102
Pfizer, Inc.	293,600	8,326,496
Wyeth	97,900	4,977,236

		22,813,002
Industrials 6.9%
Aerospace & Defense 2.7%
Honeywell International, Inc.	65,800	2,691,220
L-3 Communications Holdings, Inc.	33,700	2,639,721
United Technologies Corp.	49,400	3,129,490

		8,460,431
Industrial Conglomerates 1.3%
General Electric Co.	110,500	3,900,650
Machinery 2.9%
Dover Corp.	85,100	4,037,144
Ingersoll-Rand Co., Ltd. “A”	133,400	5,066,532

		9,103,676
Information Technology 11.4%
Communications Equipment 2.8%
Cisco Systems, Inc.*	230,600	5,303,800
Nokia Oyj (ADR) (a)	178,100	3,506,789

		8,810,589
Computers & Peripherals 1.3%
Hewlett-Packard Co.	108,897	3,995,431
Semiconductors & Semiconductor Equipment 5.7%
Analog Devices, Inc.	93,000	2,733,270
Applied Materials, Inc.	275,300	4,881,069
Intel Corp.	273,800	5,632,066
Texas Instruments, Inc.	130,400	4,335,800

		17,582,205
Software 1.6%

Symantec Corp.*	238,200	5,068,896
Materials 3.0%
Chemicals 1.9%
E.I. du Pont de Nemours & Co.	137,900	5,907,636
Containers & Packaging 1.1%
Sonoco Products Co.	106,500	3,582,660
Telecommunication Services 4.1%
Diversified Telecommunication Services
AT&T, Inc.	197,700	6,437,112
Verizon Communications, Inc.	169,600	6,297,248

		12,734,360
Utilities 1.7%
Electric Utilities
FPL Group, Inc.	114,400	5,148,000

Total Common Stocks (Cost $249,811,129)		299,251,627
Securities Lending Collateral 0.5%
Daily Assets Fund Institutional, 5.31% (b)(c) (Cost $1,656,400)	1,656,400	1,656,400
Short Term Investments 4.4%
Cash Management QP Trust, 5.34% (d) (Cost $13,731,875)	13,731,875	13,731,875
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 265,199,404)	101.1	314,639,902
Other Assets and Liabilities, Net	(1.1)	(3,352,162)

Net Assets	100.0	311,287,740

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $1,607,920 which is 0.5% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS All Cap Growth VIP (formerly DWS Legg Mason Aggresive Growth VIP)

	Shares	Value ($)

Common Stocks 97.2%
Consumer Discretionary 19.5%
Internet & Catalog Retail 1.4%
Liberty Media Holding Corp. - Interactive “A”*	35,500	723,490
Media 17.7%
Cablevision Systems Corp. (New York Group) “A”	59,000	1,339,890
CBS Corp. “B”	7,500	211,275
Comcast Corp. “A”*	6,000	221,100
Comcast Corp. Special “A”*	75,500	2,779,155
Discovery Holding Co. “A”*	8,000	115,680
Liberty Global, Inc. “A”*	3,633	93,513
Liberty Global, Inc. “C”*	3,776	94,627
Liberty Media Holding Corp. - Capital “A”*	7,100	593,347
Sirius Satellite Radio, Inc.*	26,050	101,856
Time Warner, Inc.	121,000	2,205,830
Viacom, Inc. “B”*	7,500	278,850
Walt Disney Co.	36,500	1,128,215

		9,163,338
Specialty Retail 0.4%
Charming Shoppes, Inc.*	13,800	197,064
Energy 10.7%
Energy Equipment & Services 6.5%
Grant Prideco, Inc.*	26,400	1,003,992
Weatherford International Ltd.*	57,000	2,378,040

		3,382,032
Oil, Gas & Consumable Fuels 4.2%
Anadarko Petroleum Corp.	49,000	2,147,670
Financials 10.5%
Capital Markets 10.1%
Lehman Brothers Holdings, Inc.	37,000	2,732,820
Merrill Lynch & Co., Inc.	32,000	2,503,040

		5,235,860
Diversified Financial Services 0.4%
CIT Group, Inc.	4,300	209,109
Health Care 31.0%
Biotechnology 17.2%
Alkermes, Inc.*	7,500	118,875
Amgen, Inc.*	35,500	2,539,315
Biogen Idec, Inc.*	56,000	2,502,080
Genentech, Inc.*	2,500	206,750
Genzyme Corp.*	34,800	2,347,956
ImClone Systems, Inc.*	20,000	566,400
Millennium Pharmaceuticals, Inc.*	30,900	307,455
Vertex Pharmaceuticals, Inc.*	9,000	302,850

		8,891,681
Health Care Equipment & Supplies 0.4%
Biosite, Inc.*	4,000	184,920
Health Care Providers & Services 4.6%

UnitedHealth Group, Inc.	49,000	2,410,800
Pharmaceuticals 8.8%
Forest Laboratories, Inc.*	58,000	2,935,380
Johnson & Johnson	11,000	714,340
King Pharmaceuticals, Inc.*	27,000	459,810
Teva Pharmaceutical Industries Ltd. (ADR)	4,000	136,360
Valeant Pharmaceuticals International	17,000	336,260

		4,582,150
Industrials 10.0%
Aerospace & Defense 3.7%
L-3 Communications Holdings, Inc.	24,700	1,934,751
Industrial Conglomerates 4.9%
Tyco International Ltd.	89,500	2,505,105
Machinery 1.4%
Pall Corp.	23,500	724,035
Information Technology 15.5%
Communications Equipment 3.2%
C-COR, Inc.*	15,000	128,700
Motorola, Inc.	50,300	1,257,500
Nokia Oyj (ADR)	14,000	275,660

		1,661,860
Computers & Peripherals 3.0%
SanDisk Corp.*	19,500	1,044,030
Seagate Technology*	23,125	533,956

		1,577,986
Electronic Equipment & Instruments 0.0%
Cogent, Inc.*	126	1,730
Semiconductors & Semiconductor Equipment 8.4%
Broadcom Corp. “A”*	28,000	849,520
Cabot Microelectronics Corp.*	5,000	144,100
Cirrus Logic, Inc.*	15,000	109,350
Cree, Inc.*	5,500	110,605
DSP Group, Inc.*	6,000	137,100
Freescale Semiconductor, Inc. “B”*	4,000	152,040
Intel Corp.	21,500	442,255
Micron Technology, Inc.*	119,000	2,070,600
RF Micro Devices, Inc.*	19,000	144,020
Teradyne, Inc.*	15,500	203,980

		4,363,570
Software 0.9%
Advent Software, Inc.*	5,000	181,050
Autodesk, Inc.*	7,900	274,762

		455,812

Total Common Stocks (Cost $45,235,758)		50,352,963
Exchange Traded Fund 1.9%
Nasdaq-100 Index Tracking Stock (Cost $946,550)	24,000	975,600
Cash Equivalents 0.9%
Cash Management QP Trust, 5.34% (a) (Cost $492,264)	492,264	492,264
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 46,674,572)	100.0	51,820,827
Other Assets and Liabilities, Net	0.0	2,697

Net Assets	100.0	51,823,524

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Large Cap Core VIP (formerly DWS DWS Mercury Large Cap Core VIP)

	Shares	Value ($)

Common Stocks 99.7%
Consumer Discretionary 14.7%
Auto Components 0.6%
Goodyear Tire & Rubber Co.*	2,860	41,470
Automobiles 1.5%
General Motors Corp.	2,020	67,185
Harley-Davidson, Inc.	445	27,924

		95,109
Hotels Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	1,630	69,226
Media 3.9%
Clear Channel Communications, Inc.	250	7,212
Omnicom Group, Inc.	785	73,476
The DIRECTV Group, Inc.*	3,735	73,505
Walt Disney Co.	3,090	95,512

		249,705
Multiline Retail 3.0%
Dillard’s, Inc. “A”	630	20,620
J.C. Penney Co., Inc.	1,020	69,758
Kohl’s Corp.*	1,105	71,737
Nordstrom, Inc.	645	27,283

		189,398
Specialty Retail 4.6%
American Eagle Outfitters, Inc.	1,655	72,539
AnnTaylor Stores Corp.*	1,300	54,418
AutoNation, Inc.*	780	16,302
Circuit City Stores, Inc.	2,660	66,793
Dick’s Sporting Goods, Inc.*	250	11,380
Office Depot, Inc.*	1,735	68,879
Staples, Inc.	105	2,555

		292,866
Consumer Staples 2.2%
Food & Staples Retailing 0.3%
Kroger Co.	785	18,165
Food Products 1.1%
Archer-Daniels-Midland Co.	1,815	68,752
Household Products 0.5%
Procter & Gamble Co.	560	34,709
Tobacco 0.3%
Altria Group, Inc.	250	19,137
Energy 18.8%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	1,515	66,402
Apache Corp.	825	52,140
Chevron Corp.	2,070	134,260
ConocoPhillips	1,375	81,854
Devon Energy Corp.	1,155	72,938
ExxonMobil Corp.	3,785	253,974

Frontier Oil Corp.	2,485	66,051
Hess Corp.	1,620	67,100
Holly Corp.	1,345	58,279
Marathon Oil Corp.	1,035	79,592
Occidental Petroleum Corp.	1,730	83,230
Sunoco, Inc.	850	52,862
Tesoro Corp.	1,005	58,270
Valero Energy Corp.	1,385	71,286

		1,198,238
Financials 12.6%
Capital Markets 4.4%
Bear Stearns Companies, Inc.	535	74,953
Morgan Stanley	1,415	103,168
The Goldman Sachs Group, Inc.	595	100,656

		278,777
Diversified Financial Services 4.0%
Bank of America Corp.	1,000	53,570
Citigroup, Inc.	1,270	63,081
JPMorgan Chase & Co.	3,015	141,584

		258,235
Insurance 4.2%
Allstate Corp.	1,345	84,372
Ambac Financial Group, Inc.	140	11,585
American International Group, Inc.	90	5,964
Prudential Financial, Inc.	980	74,725
Safeco Corp.	140	8,250
The St. Paul Travelers Companies, Inc.	1,270	59,550
W.R. Berkley Corp.	625	22,119

		266,565
Health Care 14.1%
Biotechnology 0.4%
ImClone Systems, Inc.*	1,015	28,745
Health Care Equipment & Supplies 0.9%
Becton, Dickinson & Co.	780	55,123
Health Care Providers & Services 7.7%
AmerisourceBergen Corp.	1,555	70,286
Cardinal Health, Inc.	1,090	71,657
Caremark Rx, Inc.	1,330	75,371
Humana, Inc.*	1,070	70,716
Laboratory Corp. of America Holdings*	985	64,586
McKesson Corp.	1,340	70,645
WellPoint, Inc.*	875	67,419

		490,680
Health Care Technology 0.6%
Emdeon Corp.*	3,150	36,886
Life Sciences Tools & Services 0.5%
Applera Corp. - Applied Biosystems Group	1,050	34,766
Pharmaceuticals 4.0%
Johnson & Johnson	440	28,574
King Pharmaceuticals, Inc.*	2,185	37,210
Merck & Co., Inc.	2,145	89,875
Pfizer, Inc.	3,560	100,962

		256,621
Industrials 12.8%
Aerospace & Defense 3.8%

Honeywell International, Inc.	2,160	88,344
Lockheed Martin Corp.	955	82,187
Raytheon Co.	1,535	73,696

		244,227
Airlines 2.1%
AMR Corp.*	3,135	72,544
Continental Airlines, Inc. “B”*	2,260	63,980

		136,524
Commercial Services & Supplies 1.8%
Manpower, Inc.	695	42,583
Waste Management, Inc.	2,020	74,093

		116,676
Electrical Equipment 0.0%
Rockwell Automation, Inc.	15	872
Industrial Conglomerates 1.7%
General Electric Co.	3,110	109,783
Machinery 2.2%
Caterpillar, Inc.	535	35,203
Cummins, Inc.	535	63,788
Terex Corp.*	265	11,983
The Manitowoc Co., Inc.	285	12,765
Toro Co.	305	12,862

		136,601
Road & Rail 1.2%
CSX Corp.	2,110	69,271
Ryder System, Inc.	105	5,427

		74,698
Information Technology 19.5%
Communications Equipment 3.5%
Cisco Systems, Inc.*	5,540	127,420
Motorola, Inc.	3,905	97,625
Tellabs, Inc.*	175	1,918

		226,963
Computers & Peripherals 3.4%
Hewlett-Packard Co.	3,110	114,106
NCR Corp.*	1,135	44,810
Western Digital Corp.*	3,300	59,730

		218,646
IT Services 0.7%
Computer Sciences Corp.*	35	1,719
Global Payments, Inc.	970	42,690

		44,409
Office Electronics 1.1%
Xerox Corp.*	4,370	67,997
Semiconductors & Semiconductor Equipment 6.4%
Atmel Corp.*	7,270	43,911
Intersil Corp. “A”	2,020	49,591
LSI Logic Corp.*	5,110	42,004
Micron Technology, Inc.*	3,680	64,032
National Semiconductor Corp.	2,545	59,884
Novellus Systems, Inc.*	2,275	62,927
Texas Instruments, Inc.	2,530	84,122

		406,471
Software 4.4%
BEA Systems, Inc.*	4,155	63,156

BMC Software, Inc.*	1,925	52,398
Cadence Design Systems, Inc.*	735	12,466
Compuware Corp.*	2,060	16,047
Intuit, Inc.*	2,240	71,882
Microsoft Corp.	1,855	50,697
Oracle Corp.*	810	14,369

		281,015
Materials 3.9%
Containers & Packaging 0.7%
Pactiv Corp.*	1,590	45,188
Metals & Mining 3.2%
Carpenter Technology Corp.	635	68,269
Freeport-McMoRan Copper & Gold, Inc. “B”	1,155	61,515
Nucor Corp.	1,500	74,235

		204,019
Telecommunication Services 1.1%
Diversified Telecommunication Services
Qwest Communications International, Inc.*	7,795	67,972

Total Common Stocks (Cost $5,774,750)		6,365,234
Cash Equivalents 0.4%
Cash Management QP Trust, 5.34% (a) (Cost $24,263)	24,263	24,263
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 5,799,013)	100.1	6,389,497
Other Assets and Liabilities, Net	(0.1)	(8,314)

Net Assets	100.0	6,381,183

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Mid Cap Growth VIP

	Shares	Value ($)

Common Stocks 97.2%
Consumer Discretionary 22.1%
Hotels Restaurants & Leisure 2.8%
Station Casinos, Inc. (a)	9,920	573,673
The Cheesecake Factory, Inc.* (a)	38,920	1,058,235

		1,631,908
Household Durables 2.0%
Jarden Corp.* (a)	35,660	1,175,710
Internet & Catalog Retail 1.9%
Nutri/System, Inc.* (a)	17,500	1,090,075
Specialty Retail 7.5%
Abercrombie & Fitch Co. “A”	10,800	750,384
Chico’s FAS, Inc.* (a)	47,770	1,028,488
Guess?, Inc.* (a)	20,200	980,306
Urban Outfitters, Inc.* (a)	94,200	1,666,398

		4,425,576
Textiles, Apparel & Luxury Goods 7.9%
Coach, Inc.*	63,900	2,198,160
Polo Ralph Lauren Corp. (a)	37,940	2,454,339

		4,652,499
Consumer Staples 2.3%
Personal Products
Herbalife Ltd.*	35,100	1,329,588
Energy 10.2%
Energy Equipment & Services 4.1%
BJ Services Co.	19,250	580,003
Noble Corp.	17,470	1,121,225
Rowan Companies, Inc.	23,050	729,071

		2,430,299
Oil, Gas & Consumable Fuels 6.1%
Peabody Energy Corp.	29,940	1,101,193
Southwestern Energy Co.*	37,300	1,114,151
Ultra Petroleum Corp.* (a)	28,830	1,387,011

		3,602,355
Financials 13.7%
Capital Markets 11.6%
Affiliated Managers Group, Inc.* (a)	22,310	2,233,454
E*TRADE Financial Corp.*	86,010	2,057,359
Jefferies Group, Inc.	46,500	1,325,250
Nuveen Investments “A” (a)	23,900	1,224,397

		6,840,460
Diversified Financial Services 2.1%
Nasdaq Stock Market, Inc.* (a)	39,600	1,197,504
Health Care 17.8%
Biotechnology 1.0%
Celgene Corp.* (a)	14,280	618,324

Health Care Equipment & Supplies 5.5%
C.R. Bard, Inc.	8,740	655,500
Hologic, Inc.* (a)	15,100	657,152
Mentor Corp. (a)	25,300	1,274,867
The Cooper Companies, Inc. (a)	12,500	668,750

		3,256,269
Health Care Providers & Services 6.4%
AMERIGROUP Corp.*	50,780	1,500,549
DaVita, Inc.*	18,360	1,062,493
Pediatrix Medical Group, Inc.*	26,000	1,185,600

		3,748,642
Health Care Technology 2.3%
Cerner Corp.* (a)	30,000	1,362,000
Life Sciences Tools & Services 2.6%
Fisher Scientific International, Inc.*	19,410	1,518,639
Industrials 11.5%
Electrical Equipment 2.6%
Roper Industries, Inc.	34,850	1,559,189
Machinery 7.5%
Joy Global, Inc.	24,690	928,591
Oshkosh Truck Corp.	36,780	1,856,286
Terex Corp.*	35,880	1,622,494

		4,407,371
Trading Companies & Distributors 1.4%
WESCO International, Inc.*	13,800	800,814
Information Technology 17.9%
Communications Equipment 4.6%
Comverse Technologies, Inc.*	68,390	1,466,281
F5 Networks, Inc.*	23,500	1,262,420

		2,728,701
Computers & Peripherals 2.5%
Network Appliance, Inc.*	38,800	1,435,988
Electronic Equipment & Instruments 2.2%
Molex, Inc. “A”	39,490	1,299,616
Internet Software & Services 3.9%
Akamai Technologies, Inc.* (a)	45,700	2,284,543
IT Services 1.6%
Cognizant Technology Solutions Corp. “A”*	12,650	936,860
Semiconductors & Semiconductor Equipment 3.1%
MEMC Electronic Materials, Inc.*	50,000	1,831,500
Telecommunication Services 1.7%
Wireless Telecommunication Services
NII Holdings, Inc.*	15,860	985,858

Total Common Stocks (Cost $45,706,385)		57,150,288
Securities Lending Collateral 30.9%
Daily Assets Fund Institutional, 5.31% (b)(c) (Cost $18,163,026)	18,163,026	18,163,026
Short Term Investments 2.7%
Cash Management QP Trust, 5.34% (d) (Cost $1,590,278)	1,590,278	1,590,278
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 65,459,689)	130.8	76,903,592

Other Assets and Liabilities, Net	(30.8)	(18,090,817)

Net Assets	100.0	58,812,775

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $17,628,076 which is 30.0% of net assets.
(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Moderate Allocation VIP

	Shares	Value ($)

Equity Funds 60.9%
DWS Blue Chip VIP “A”	840,853	12,932,321
DWS Capital Growth VIP “A”	97,788	1,694,669
DWS Davis Venture Value VIP “A”	780,839	10,322,686
DWS Dreman High Return Equity VIP “A”	853,720	12,430,158
DWS Dreman Small Cap Value VIP “A”	481,859	9,868,467
DWS Global Opportunities VIP “A”	5,496	89,424
DWS Growth & Income VIP “A”	1,808,397	18,572,242
DWS International Select Equity VIP “A”	5,607	81,524
DWS International VIP “A”	595,489	7,169,688
DWS Janus Growth Opportunities VIP “A”	636,560	5,245,254
DWS Large Cap Value VIP “A”	1,084,092	18,570,492
DWS Legg Mason Aggressive Growth VIP “A”	50,107	468,999
DWS Mid Cap Growth VIP “A”	7,574	87,409
DWS RREEF Real Estate Securities VIP “A”	140,511	2,845,348
DWS Small Cap Growth VIP “A”	226,514	3,005,835
DWS Templeton Foreign Value VIP “A”	379,702	4,939,922

Total Equity Funds (Cost $100,537,444)		108,324,438
Fixed Income - Bond Funds 33.0%
DWS Core Fixed Income VIP “A”	4,581,703	53,697,564
DWS Government & Agency Securities VIP “A”	52	633
DWS High Income VIP “A”	501,302	4,045,504
DWS Strategic Income VIP “A”	85,846	984,657

Total Fixed Income – Bond Funds (Cost $58,308,494)		58,728,358
Fixed Income – Money Market Funds 6.4%
Cash Management QP Trust (Cost $11,415,530)	11,415,530	11,415,530
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 170,261,468)	100.3	178,468,326
Other Assets and Liabilities, Net	(0.3)	(459,877)

Net Assets	100.0	178,008,449

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Money Market VIP

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.0%
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 5.31%, 10/24/2006	10,000,000	10,000,000
Calyon, 4.75%, 10/24/2006	6,000,000	6,000,000
CIT Group, Inc., 7.375%, 4/2/2007	4,600,000	4,644,270
Natexis Banque Populaires, 5.0%, 2/8/2007	3,700,000	3,700,000
Norinchukin Bank, 5.405%, 3/15/2007	9,000,000	9,000,000
Societe Generale, 5.435%, 10/2/2006	16,000,000	15,999,982

Total Certificates of Deposit and Bank Notes (Cost $49,344,252)		49,344,252
Commercial Paper** 37.9%
Apreco, LLC, 5.31%, 11/13/2006	8,600,000	8,545,454
Cedar Springs Capital Co. LLC:
5.31%, 1/5/2007	8,000,000	7,886,720
5.39%, 10/4/2006	8,000,000	7,996,407
Giro Funding US Corp., 5.29%, 1/22/2007	16,000,000	15,734,324
Greyhawk Funding LLC, 5.28%, 10/27/2006	16,000,000	15,938,987
Irish Life & Permanent PLC, 5.27%, 12/18/2006	9,000,000	8,897,235
Lake Constance Funding LLC, 5.29%, 10/13/2006	15,000,000	14,973,550
Mane Funding Corp., 5.3%, 10/13/2006	6,000,000	5,989,400
Simba Funding Corp., 5.27%, 3/21/2007	10,000,000	9,749,675
Tango Finance Corp., 5.25%, 1/25/2007	8,000,000	7,864,667
Variable Funding Capital Co., LLC, 5.4%, 10/2/2006	15,000,000	14,997,750
Windmill Funding Corp., 5.27%, 11/2/2006	5,798,000	5,770,839

Total Commercial Paper (Cost $124,345,008)		124,345,008
US Government Sponsored Agencies 2.6%
Federal Home Loan Mortgage Corp., 5.35%, 5/25/2007 (Cost $8,500,000)	8,500,000	8,500,000
Funding Agreements 3.7%
New York Life Insurance Co., 5.45% *, 9/18/2007 (Cost $12,000,000)	12,000,000	12,000,000
Asset Backed 0.9%
Steers Mercury III Trust, 144A, 5.346% *, 5/27/2048 (Cost $3,000,000)	3,000,000	3,000,000
Promissory Notes 5.2%
The Goldman Sachs Group, Inc.:
5.42% *, 11/10/2006	9,000,000	9,000,000
5.495% *, 3/20/2007	8,000,000	8,000,000

Total Promissory Notes (Cost $17,000,000)		17,000,000
Short Term Notes 29.5%
American Express Credit Corp., 5.29%*, 1/9/2007	6,000,000	5,999,826
Beta Finance, Inc., 5.34%*, 2/26/2007	4,000,000	4,000,616
BNP Paribas, 5.316%*, 10/26/2006	3,000,000	3,000,000
Canadian Imperial Bank of Commerce, 5.33%*, 12/4/2006	6,000,000	6,000,888
CIT Group, Inc., 5.605%*, 2/15/2007	9,000,000	9,006,704
Credit Suisse, 5.51%*, 4/24/2007	6,000,000	6,000,038
DNB NOR Bank ASA, 5.32%*, 9/25/2007	9,000,000	9,000,000
Five Finance, Inc., 144A, 5.7%, 7/3/2007	3,000,000	3,000,000
General Electric Capital Corp., 5.29%*, 8/17/2007	10,000,000	10,000,000
International Business Machine Corp., 5.32%*, 12/8/2010	3,000,000	3,000,000
M&I Marshall & Ilsley Bank, 5.31%*, 12/15/2006	4,000,000	4,000,000
Morgan Stanley, 5.445%*, 2/5/2007	16,000,000	16,000,000
Natexis Banque Populaires, 5.42%*, 8/31/2007	3,000,000	3,000,000

Northern Rock PLC, 5.33%*, 2/5/2007	3,000,000	3,000,000
Skandinaviska Enskilda Banken, 5.33%*, 9/18/2007	3,000,000	3,000,000
The Bear Stearns Companies, Inc., 5.445%*, 10/18/2006	6,000,000	6,000,000
UniCredito Italiano Bank (Ireland) PLC, 5.34%*, 3/9/2007	3,000,000	3,000,000

Total Short Term Notes (Cost $97,008,072)		97,008,072
Repurchase Agreements 5.2%
BNP Paribas, 5.39%, dated 9/29/2006, to be repurchased at $17,007,636 on 10/2/2006 (a)	17,000,000	17,000,000
State Street Bank & Trust Co., 4.78%, dated 9/29/2006, to be repurchased at $96,038 on 10/2/2006 (b)	96,000	96,000

Total Repurchase Agreements (Cost $17,096,000)		17,096,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 328,293,332)	100.0	328,293,332
Other Assets and Liabilities, Net	0.0	(56,751)

Net Assets	100.0	328,236,581

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2006.

**		Annualized yield at time of purchase; not a coupon rate.
(a)		Collateralized by $17,510,000 Federal Home Loan Bank, 4.25%, maturing on 10/5/2011 with a value of $17,344,385.
(b)		Collateralized by $100,000 US Treasury Note, 5.125%, maturing on 6/30/2008 with a value of $101,875.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Oak Strategic Equity VIP

	Shares	Value ($)

Common Stocks 99.6%
Consumer Discretionary 3.2%
Internet & Catalog Retail
Amazon.com, Inc.* (a)	62,000	1,991,440
Energy 3.1%
Energy Equipment & Services
Baker Hughes, Inc.	28,000	1,909,600
Financials 12.6%
Capital Markets 8.4%
Charles Schwab Corp.	292,400	5,233,960
Diversified Financial Services 4.2%
Citigroup, Inc.	52,600	2,612,642
Health Care 21.9%
Biotechnology 4.9%
Amgen, Inc.*	42,300	3,025,719
Health Care Equipment & Supplies 3.7%
Medtronic, Inc.	50,000	2,322,000
Health Care Providers & Services 2.4%
UnitedHealth Group, Inc.	31,000	1,525,200
Life Sciences Tools & Services 2.0%
Affymetrix, Inc.* (a)	57,000	1,228,920
Pharmaceuticals 8.9%
Pfizer, Inc.	96,200	2,728,232
Teva Pharmaceutical Industries Ltd. (ADR)	83,000	2,829,470

		5,557,702
Industrials 11.1%
Electrical Equipment 2.5%
Rockwell Automation, Inc.	27,000	1,568,700
Machinery 8.6%
Caterpillar, Inc.	42,300	2,783,340
ITT Corp.	50,000	2,563,500

		5,346,840
Information Technology 47.7%
Communications Equipment 16.0%
Cisco Systems, Inc.*	197,100	4,533,300
Juniper Networks, Inc.*	134,900	2,331,072
QUALCOMM, Inc.	85,600	3,111,560

		9,975,932
Computers & Peripherals 2.0%
Avid Technology, Inc.* (a)	35,000	1,274,700
Internet Software & Services 9.3%
eBay, Inc.*	101,200	2,870,032
Google, Inc. “A”*	7,200	2,893,680

		5,763,712
IT Services 7.5%

Cognizant Technology Solutions Corp. “A”*	63,000	4,665,780
Semiconductors & Semiconductor Equipment 12.9%
Applied Materials, Inc.	183,400	3,251,682
Broadcom Corp. “A”*	83,000	2,518,220
Maxim Integrated Products, Inc.	80,950	2,272,267

		8,042,169

Total Common Stocks (Cost $57,188,824)		62,045,016
Securities Lending Collateral 6.6%
Daily Assets Fund Institutional, 5.31% (b) (c) (Cost $4,081,950)	4,081,950	4,081,950
Cash Equivalents 0.3%
Cash Management QP Trust, 5.34% (d) (Cost $208,619)	208,619	208,619
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 61,479,393)	106.5	66,335,585
Other Assets and Liabilities, Net	(6.5)	(4,074,239)

Net Assets	100.0	62,261,346

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $4,045,554 which is 6.5% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Small Cap Growth VIP

	Shares	Value ($)

Common Stocks 98.7%
Consumer Discretionary 23.8%
Hotels Restaurants & Leisure 10.7%
Buffalo Wild Wings, Inc.* (a)	86,400	3,304,800
Chipotle Mexican Grill, Inc. “A”* (a)	106,300	5,279,921
McCormick & Schmick’s Seafood Restaurants, Inc.*	164,200	3,692,858
Orient-Express Hotels Ltd. “A”	140,700	5,259,366
Red Robin Gourmet Burgers, Inc.*	106,300	4,901,493
Texas Roadhouse, Inc. “A”*	293,300	3,601,724

		26,040,162
Household Durables 2.5%
Jarden Corp.* (a)	182,650	6,021,970
Internet & Catalog Retail 0.9%
Stamps.com, Inc.* (a)	120,300	2,292,918
Leisure Equipment & Products 1.1%
MarineMax, Inc.*	106,700	2,715,515
Specialty Retail 6.7%
bebe stores, inc.	134,300	3,327,954
Guess?, Inc.*	218,000	10,579,540
Hot Topic, Inc.*	217,900	2,427,406

		16,334,900
Textiles, Apparel & Luxury Goods 1.9%
Under Armour, Inc. “A”* (a)	119,500	4,782,390
Consumer Staples 2.6%
Personal Products
Herbalife Ltd.*	166,500	6,307,020
Energy 10.1%
Energy Equipment & Services 4.0%
Atwood Oceanics, Inc.*	109,000	4,901,730
Complete Production Services, Inc.*	109,600	2,163,504
Hornbeck Offshore Services, Inc.*	83,900	2,810,650

		9,875,884
Oil, Gas & Consumable Fuels 6.1%
Carrizo Oil & Gas, Inc.* (a)	235,000	6,060,650
EXCO Resources, Inc.*	212,300	2,634,643
Foundation Coal Holdings, Inc.	103,800	3,360,006
Western Refining, Inc.	120,400	2,798,096

		14,853,395
Financials 10.4%
Capital Markets 3.1%
optionsXpress Holdings, Inc.	197,700	5,511,876
Thomas Weisel Partners Group, Inc.*	126,500	2,030,325

		7,542,201
Commercial Banks 4.2%
PrivateBancorp, Inc. (a)	103,800	4,745,736
Signature Bank*	180,400	5,579,772

		10,325,508

Diversified Financial Services 1.1%
Portfolio Recovery Associates, Inc.* (a)	61,770	2,709,850
Insurance 2.0%
National Financial Partners Corp.	116,900	4,796,407
Health Care 23.3%
Health Care Equipment & Supplies 6.4%
Hologic, Inc.*	99,700	4,338,944
Sirona Dental Systems, Inc.	82,100	2,703,553
SonoSite, Inc.* (a)	73,100	2,076,040
Viasys Healthcare, Inc.*	142,400	3,878,976
West Pharmaceutical Services, Inc.	69,100	2,713,557

		15,711,070
Health Care Providers & Services 13.8%
Amedisys, Inc.* (a)	151,500	6,010,005
AMERIGROUP Corp.*	205,100	6,060,705
Centene Corp.* (a)	350,600	5,763,864
HealthExtras, Inc.*	113,500	3,213,185
inVentiv Health, Inc.*	107,900	3,456,037
LCA-Vision, Inc. (a)	109,200	4,511,052
Providence Service Corp.* (a)	171,300	4,726,167

		33,741,015
Health Care Technology 3.1%
Allscripts Healthcare Solutions, Inc.* (a)	159,100	3,571,795
Eclipsys Corp.*	214,700	3,845,277

		7,417,072
Industrials 4.3%
Aerospace & Defense 1.0%
BE Aerospace, Inc.*	111,300	2,347,317
Electrical Equipment 2.2%
Energy Conversion Devices, Inc.* (a)	144,800	5,363,392
Trading Companies & Distributors 1.1%
H&E Equipment Services, Inc.*	109,200	2,663,388
Information Technology 23.0%
Computers & Peripherals 2.0%
Rackable Systems, Inc.* (a)	182,600	4,997,762
Electronic Equipment & Instruments 2.2%
Itron, Inc.* (a)	94,900	5,295,420
Internet Software & Services 8.2%
Digital River, Inc.*	196,200	10,029,744
j2 Global Communications, Inc.* (a)	235,800	6,406,686
Openwave Systems, Inc.* (a)	389,400	3,644,784

		20,081,214
IT Services 2.4%
Euronet Worldwide, Inc.* (a)	239,400	5,877,270
Semiconductors & Semiconductor Equipment 6.5%
FormFactor, Inc.*	188,200	7,928,866
Silicon Laboratories, Inc.*	87,400	2,711,148
Trident Microsystems, Inc.*	221,300	5,147,438

		15,787,452
Software 1.7%
THQ, Inc.*	143,250	4,178,603
Telecommunication Services 1.2%
Wireless Telecommunication Services

SBA Communications Corp. “A”*	123,800	3,012,054

Total Common Stocks (Cost $220,309,041)		241,071,149
Securities Lending Collateral 28.1%
Daily Assets Fund Institutional, 5.31% (b)(c) (Cost $68,656,800)	68,656,800	68,656,800
Cash Equivalents 0.7%
Cash Management QP Trust, 5.34% (d) (Cost $1,609,997)	1,609,997	1,609,997
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 290,575,838)	127.5	311,337,946
Other Assets and Liabilities, Net	(27.5)	(67,230,777)

Net Assets	100.0	244,107,169

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $67,063,566 which is 27.5% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Strategic Income VIP

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 29.4%
Consumer Discretionary 7.9%
Affinia Group, Inc., 9.0%, 11/30/2014	90,000	83,925
AMC Entertainment, Inc., 8.0%, 3/1/2014 (b)	145,000	136,300
Aztar Corp., 7.875%, 6/15/2014	215,000	231,662
Cablevision Systems Corp., Series B , 9.62%**, 4/1/2009	25,000	26,594
Caesars Entertainment, Inc., 8.875%, 9/15/2008	75,000	78,562
Charter Communications Holdings LLC:
8.625%, 4/1/2009 (b)	10,000	9,075
9.625%, 11/15/2009 (b)	10,000	9,075
10.25%, 9/15/2010	325,000	331,500
Series B, 10.25%, 9/15/2010	80,000	81,200
11.0%, 10/1/2015	306,000	278,460
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	75,000	55,125
CSC Holdings, Inc.:
7.25%, 7/15/2008	50,000	50,500
7.875%, 12/15/2007	180,000	182,700
Series B, 8.125%, 7/15/2009	20,000	20,700
Series B, 8.125%, 8/15/2009	25,000	25,906
Denny’s Corp. Holdings, Inc., 10.0%, 10/1/2012 (b)	20,000	20,700
Dex Media East LLC/Financial, 12.125%, 11/15/2012	561,000	626,216
EchoStar DBS Corp.:
6.625%, 10/1/2014	100,000	95,125
144A, 7.125%, 2/1/2016	80,000	77,300
Foot Locker, Inc., 8.5%, 1/15/2022	25,000	23,625
Ford Motor Co., 7.45%, 7/16/2031 (b)	65,000	50,213
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	270,000	245,025
General Motors Corp., 8.375%, 7/15/2033 (b)	170,000	147,050
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	380,000	418,950
Gregg Appliances, Inc., 9.0%, 2/1/2013	25,000	22,813
Hertz Corp.:
144A, 8.875%, 1/1/2014	130,000	136,175
144A, 10.5%, 1/1/2016 (b)	35,000	38,500
ION Media Networks, Inc., 144A , 11.757%**, 1/15/2013	60,000	60,450
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	235,000	223,250
Jacobs Entertainment, Inc., 144A, 9.75%, 6/15/2014	110,000	108,900
Lear Corp.:
Series B, 5.75%, 8/1/2014	10,000	8,025
Series B, 8.11%, 5/15/2009 (b)	135,000	130,275
Levi Strauss & Co., 10.258%**, 4/1/2012 (b)	10,000	10,300
Liberty Media Corp.:
5.7%, 5/15/2013 (b)	10,000	9,436
8.25%, 2/1/2030 (b)	50,000	49,908
8.5%, 7/15/2029 (b)	95,000	96,558
Linens ‘n Things, Inc., 144A , 11.132%**, 1/15/2014 (b)	60,000	57,900
Mediacom Broadband LLC, 144A , 8.5%, 10/15/2015	45,000	44,719
Metaldyne Corp.:
10.0%, 11/1/2013 (b)	45,000	45,450
11.0%, 6/15/2012 (b)	25,000	22,500
MGM MIRAGE:
8.375%, 2/1/2011 (b)	55,000	57,340
9.75%, 6/1/2007	70,000	71,663
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	95,000	99,987

NCL Corp., 10.625%, 7/15/2014		25,000	24,188
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		160,000	129,600
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		250,000	265,312
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014		30,000	31,988
Premier Entertainment Biloxi LLC/Finance , 10.75%, 2/1/2012		380,000	386,650
PRIMEDIA, Inc.:
8.875%, 5/15/2011 (b)		65,000	63,538
10.78%**, 5/15/2010		115,000	117,587
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		425,000	439,875
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011		260,000	271,050
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		150,000	146,625
Six Flags, Inc.:
8.875%, 2/1/2010 (b)		20,000	19,150
9.75%, 4/15/2013 (b)		185,000	166,500
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		65,000	63,213
Toys “R” Us, Inc., 7.375%, 10/15/2018		35,000	25,331
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		380,000	363,375
TRW Automotive, Inc.:
11.0%, 2/15/2013 (b)		280,000	305,200
11.75%, 2/15/2013	EUR	40,000	56,809
United Auto Group, Inc., 9.625%, 3/15/2012		260,000	275,600
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		45,000	46,125
XM Satellite Radio, Inc., 9.75%, 5/1/2014		295,000	281,725
Young Broadcasting, Inc., 8.75%, 1/15/2014 (b)		390,000	331,500

			8,410,578
Consumer Staples 1.0%
Birds Eye Foods, Inc., 11.875%, 11/1/2008		200,000	200,250
Del Laboratories, Inc., 8.0%, 2/1/2012 (b)		60,000	52,650
Delhaize America, Inc.:
8.05%, 4/15/2027		20,000	21,260
9.0%, 4/15/2031		285,000	333,846
Harry & David Holdings, Inc., 10.4%**, 3/1/2012		55,000	53,075
North Atlantic Trading Co., 9.25%, 3/1/2012		140,000	121,100
Swift & Co.:
10.125%, 10/1/2009		35,000	35,612
12.5%, 1/1/2010 (b)		10,000	10,175
Viskase Co., Inc., 11.5%, 6/15/2011		225,000	225,000

			1,052,968
Energy 2.7%
Belden & Blake Corp., 8.75%, 7/15/2012		270,000	277,425
Chaparral Energy, Inc., 8.5%, 12/1/2015		145,000	143,913
Chesapeake Energy Corp.:
6.25%, 1/15/2018		70,000	64,925
6.875%, 1/15/2016 (b)		170,000	166,175
7.75%, 1/15/2015 (b)		30,000	30,600
Delta Petroleum Corp., 7.0%, 4/1/2015		185,000	170,200
Dynegy Holdings, Inc.:
7.625%, 10/15/2026		165,000	150,562
8.375%, 5/1/2016 (b)		150,000	152,625
El Paso Production Holding Corp., 7.75%, 6/1/2013		100,000	102,250
Encore Acquisition Co., 6.0%, 7/15/2015		35,000	32,025
Frontier Oil Corp., 6.625%, 10/1/2011		50,000	50,000
Plains Exploration & Production Co.:
7.125%, 6/15/2014		100,000	104,500
Series B, 8.75%, 7/1/2012		95,000	100,463
Quicksilver Resources, Inc., 7.125%, 4/1/2016		45,000	42,638
Southern Natural Gas, 8.875%, 3/15/2010		205,000	214,976
Stone Energy Corp.:
6.75%, 12/15/2014		215,000	215,000
144A, 8.24%**, 7/15/2010		185,000	183,381

Transmeridian Exploration, Inc., 12.0%, 12/15/2010	65,000	65,000
Williams Companies, Inc.:
8.125%, 3/15/2012	415,000	443,012
8.75%, 3/15/2032	180,000	197,100

		2,906,770
Financials 3.9%
AAC Group Holding Corp., 144A, 12.75%, 10/1/2012 (PIK) (b)	40,000	41,800
ACE Cash Express, Inc., 144A, 10.25%, 10/1/2014	20,000	20,250
Alamosa Delaware, Inc., 11.0%, 7/31/2010	75,000	81,937
Ashton Woods USA LLC, 9.5%, 10/1/2015	155,000	134,075
E*TRADE Financial Corp.:
7.375%, 9/15/2013	35,000	35,788
7.875%, 12/1/2015	30,000	31,575
8.0%, 6/15/2011	75,000	77,625
Ford Motor Credit Co.:
7.25%, 10/25/2011	420,000	396,092
7.375%, 10/28/2009	815,000	792,020
7.875%, 6/15/2010	205,000	199,645
GMAC LLC:
6.875%, 9/15/2011	960,000	954,914
8.0%, 11/1/2031 (b)	391,000	408,822
iPayment, Inc., 144A, 9.75%, 5/15/2014	45,000	45,900
Poster Financial Group, Inc., 8.75%, 12/1/2011	190,000	198,550
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	190,000	209,000
TIG Holdings, Inc., 144A, 8.597%, 1/15/2027	170,000	130,050
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	85,000	78,200
Universal City Development, 11.75%, 4/1/2010	290,000	312,475

		4,148,718
Health Care 0.6%
HCA, Inc., 6.5%, 2/15/2016 (b)	110,000	88,000
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016	125,000	127,656
144A, 11.418%**, 6/15/2014	20,000	20,400
Tenet Healthcare Corp., 9.25%, 2/1/2015	400,000	385,000

		621,056
Industrials 2.9%
Allied Security Escrow Corp., 11.375%, 7/15/2011	90,000	90,000
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	222,000	236,707
American Color Graphics, 10.0%, 6/15/2010	80,000	55,200
Browning-Ferris Industries:
7.4%, 9/15/2035	165,000	147,675
9.25%, 5/1/2021	65,000	67,438
Case New Holland, Inc., 9.25%, 8/1/2011	240,000	254,400
Cenveo Corp., 7.875%, 12/1/2013	155,000	146,863
Collins & Aikman Floor Cover, Series B , 9.75%, 2/15/2010 (b)	169,000	168,155
Congoleum Corp., 8.625%, 8/1/2008 *	125,000	125,000
CPG International I, Inc.:
10.5%, 7/1/2013	195,000	198,412
12.39%,** 7/1/2012	45,000	45,900
DRS Technologies, Inc., 7.625%, 2/1/2018	90,000	91,350
Education Management LLC, 144A, 8.75%, 6/1/2014	45,000	45,450
Iron Mountain, Inc. , 8.75%, 7/15/2018 (b)	40,000	41,500
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016 (b)	175,000	154,000
8.875%, 4/1/2012 (b)	200,000	196,000
Kansas City Southern:
7.5%, 6/15/2009	30,000	30,000
9.5%, 10/1/2008	250,000	260,000
Kinetek, Inc., Series D, 10.75%, 11/15/2006	240,000	237,600

Millennium America, Inc., 9.25%, 6/15/2008	85,000	87,550
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	80,000	82,000
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	20,000	22,600
Ship Finance International Ltd., 8.5%, 12/15/2013	50,000	48,250
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	110,000	117,425
Xerox Corp., 6.4%, 3/15/2016 (b)	100,000	99,500

		3,048,975
Information Technology 1.4%
L-3 Communications Corp.:
5.875%, 1/15/2015	250,000	237,500
Series B, 6.375%, 10/15/2015	80,000	77,800
Lucent Technologies, Inc., 6.45%, 3/15/2029	375,000	333,750
Sanmina-SCI Corp., 8.125%, 3/1/2016	145,000	142,100
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)	190,000	195,700
UGS Corp., 10.0%, 6/1/2012	180,000	194,400
Unisys Corp., 7.875%, 4/1/2008	310,000	309,225

		1,490,475
Materials 4.2%
ARCO Chemical Co., 9.8%, 2/1/2020	560,000	632,800
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)	45,000	24,750
Chemtura Corp., 6.875%, 6/1/2016	110,000	108,487
Constar International, Inc., 11.0%, 12/1/2012 (b)	20,000	17,400
Crystal US Holdings, Series A, Step-up Coupon, 0% to 10/1/2009, 10% to 10/1/2014	35,000	28,088
Dayton Superior Corp.:
10.75%, 9/15/2008	35,000	36,050
13.0%, 6/15/2009	70,000	65,800
Equistar Chemical Funding, 10.625%, 5/1/2011	120,000	128,700
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	170,000	174,250
GEO Specialty Chemicals, Inc., 144A, 13.998%**, 12/31/2009	283,000	233,475
Greif, Inc., 8.875%, 8/1/2012	75,000	78,375
Hexcel Corp., 6.75%, 2/1/2015	205,000	195,775
Huntsman LLC, 11.625%, 10/15/2010	268,000	296,140
International Coal Group, Inc., 144A, 10.25%, 7/15/2014	70,000	66,500
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	120,000	88,200
Lyondell Chemical Co., 10.5%, 6/1/2013	40,000	44,000
Massey Energy Co.:
6.625%, 11/15/2010	330,000	321,750
6.875%, 12/15/2013	75,000	67,875
Mosaic Global Holdings, Inc., 10.875%, 8/1/2013	378,000	421,470
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	274,000	241,120
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	250,000	270,000
144A, 13.0%, 9/30/2013	94,000	94,235
OM Group, Inc.., 9.25%, 12/15/2011 (b)	80,000	83,200
Omnova Solutions, Inc., 11.25%, 6/1/2010	275,000	295,281
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	157,667	2,365
Pliant Corp., 11.625%, 6/15/2009 (PIK)	10	11
Radnor Holdings Corp., 11.0%, 3/15/2010*	25,000	3,750
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	33,000	35,310
TriMas Corp., 9.875%, 6/15/2012	155,000	143,375
United States Steel Corp., 9.75%, 5/15/2010	120,000	128,100
Witco Corp., 6.875%, 2/1/2026	35,000	31,413
Wolverine Tube, Inc., 10.5%, 4/1/2009 (b)	90,000	79,200

		4,437,245
Telecommunication Services 1.6%
Centennial Communications Corp., 10.0%, 1/1/2013 (b)	90,000	91,125
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (b)	230,000	235,175
8.375%, 1/15/2014 (b)	160,000	161,600

Dobson Cellular Systems, 9.875%, 11/1/2012	90,000	96,525
Dobson Communications Corp., 8.875%, 10/1/2013 (b)	75,000	74,344
Insight Midwest LP, 9.75%, 10/1/2009	50,000	50,875
Intelsat Corp., 144A, 9.0%, 6/15/2016	40,000	41,200
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	400,000	412,696
Qwest Corp., 7.25%, 9/15/2025	150,000	145,312
Rural Cellular Corp., 9.875%, 2/1/2010	105,000	109,462
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013 (b)	65,000	60,288
Ubiquitel Operating Co., 9.875%, 3/1/2011	60,000	65,100
US Unwired, Inc., Series B, 10.0%, 6/15/2012	120,000	132,000
Windstream Corp., 144A, 8.625%, 8/1/2016	10,000	10,700

		1,686,402
Utilities 3.2%
AES Corp., 144A, 8.75%, 5/15/2013	645,000	691,762
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	390,000	425,100
CMS Energy Corp., 8.5%, 4/15/2011 (b)	335,000	361,800
Mirant Americas Generation LLC, 8.3%, 5/1/2011	40,000	40,050
Mirant North America LLC, 7.375%, 12/31/2013	40,000	40,050
Mission Energy Holding Co., 13.5%, 7/15/2008	490,000	546,962
NRG Energy, Inc.:
7.25%, 2/1/2014	165,000	163,763
7.375%, 2/1/2016	370,000	367,688
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	460,000	502,550
Sierra Pacific Resources:
6.75%, 8/15/2017	130,000	130,055
8.625%, 3/15/2014 (b)	70,000	75,580

		3,345,360

Total Corporate Bonds (Cost $30,936,036)		31,148,547
Foreign Bonds - US$ Denominated 27.8%
Consumer Discretionary 0.6%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	280,000	300,300
Shaw Communications, Inc., 8.25%, 4/11/2010	65,000	68,575
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	268,000	234,500
Vitro SA de CV, Series A, 144A , 12.75%, 11/1/2013 (b)	25,000	26,125

		629,500
Energy 1.2%
OAO Gazprom, 144A, 9.625%, 3/1/2013	200,000	236,750
Pemex Project Funding Master Trust:
8.0%, 11/15/2011	530,000	581,940
9.5%, 9/15/2027	205,000	267,525
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	115,000	140,009
Secunda International Ltd., 13.507%**, 9/1/2012	75,000	78,375

		1,304,599
Financials 0.6%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	300,000	344,250
Doral Financial Corp., 6.33%**, 7/20/2007	240,000	228,274
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	40,000	35,400
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	60,000	45,600

		653,524
Health Care 0.3%
Biovail Corp., 7.875%, 4/1/2010	265,000	265,000
Industrials 0.5%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012	115,000	121,900
10.25%, 6/15/2007	290,000	296,525

12.5%, 6/15/2012	95,000	104,500
Stena AB, 9.625%, 12/1/2012	30,000	32,250

		555,175
Information Technology 0.1%
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	110,000	109,450
Materials 0.8%
Cascades, Inc., 7.25%, 2/15/2013	170,000	165,750
ISPAT Inland ULC, 9.75%, 4/1/2014	197,000	221,871
Novelis, Inc., 144A, 8.25%, 2/15/2015	275,000	261,250
Rhodia SA:
8.875%, 6/1/2011	60,000	61,950
10.25%, 6/1/2010 (b)	70,000	78,400
Tembec Industries, Inc., 8.625%, 6/30/2009	80,000	44,400

		833,621
Sovereign Bonds 22.2%
AID-Egypt, 4.45%, 9/15/2015	5,050,000	4,872,644
Aries Vermogensverwaltung GmbH, Series C REG S, 9.6%, 10/25/2014	500,000	645,850
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020	750,000	746,250
Dominican Republic, Series REG S, 9.5%, 9/27/2011	321,713	345,842
Federative Republic of Brazil:
8.75%, 2/4/2025	260,000	309,660
8.875%, 10/14/2019 (b)	675,000	800,550
11.0%, 1/11/2012	460,000	563,270
11.0%, 8/17/2040 (b)	655,000	853,137
14.5%, 10/15/2009	220,000	275,000
Government of Ukraine, Series REG S, 7.65%, 6/11/2013	250,000	263,975
Islamic Republic of Pakistan, 144A, 7.875%, 3/31/2036	245,000	238,263
Province of British Columbia, 4.625%, 10/3/2006	1,000,000	1,000,000
Republic of Argentina:
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038	240,000	104,400
5.59%**, 8/3/2012 (PIK)	1,210,000	840,454
Republic of Colombia:
8.25%, 12/22/2014 (b)	145,000	160,080
10.0%, 1/23/2012	315,000	367,132
10.75%, 1/15/2013	45,000	54,945
Republic of Ecuador, Series REG S, 10.0%, 8/15/2030	250,000	230,000
Republic of El Salvador, 144A , 7.65%, 6/15/2035	465,000	499,875
Republic of Indonesia, 144A, 6.875%, 3/9/2017	440,000	451,000
Republic of Panama:
7.125%, 1/29/2026 (b)	241,000	252,447
9.375%, 1/16/2023	570,000	725,325
Republic of Peru , 7.35%, 7/21/2025 (b)	1,135,000	1,209,910
Republic of Philippines:
7.75%, 1/14/2031	100,000	104,375
8.0%, 1/15/2016	540,000	592,650
8.375%, 2/15/2011	170,000	183,600
9.375%, 1/18/2017	150,000	177,000
Republic of Turkey:
6.875%, 3/17/2036	470,000	426,525
7.25%, 3/15/2015 (b)	70,000	70,350
7.375%, 2/5/2025	125,000	123,438
11.75%, 6/15/2010	405,000	472,837
12.375%, 6/15/2009	300,000	345,000
Republic of Uruguay:
7.25%, 2/15/2011	175,000	179,550
7.625%, 3/21/2036	185,000	184,538
8.0%, 11/18/2022	265,000	279,575
9.25%, 5/17/2017	105,000	122,063
Republic of Venezuela:

7.65%, 4/21/2025		50,000	52,250
9.375%, 1/13/2034		300,000	370,800
10.75%, 9/19/2013		855,000	1,045,237
Russian Federation, Series REG S, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030		1,530,000	1,707,633
Russian Ministry of Finance, Series VII , 3.0%, 5/14/2011		250,000	224,448
Socialist Republic of Vietnam, 144A , 6.875%, 1/15/2016 (b)		440,000	459,250
United Mexican States:
5.625%, 1/15/2017 (b)		510,000	503,880
8.3%, 8/15/2031		85,000	105,995

			23,541,003
Telecommunication Services 1.1%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015		220,000	194,150
Embratel, Series B , 11.0%, 12/15/2008 (b)		20,000	21,950
Grupo Iusacell SA de CV, Series B , 10.0%, 7/15/2004*		30,000	25,800
Intelsat Bermuda Ltd., 144A, 11.25%, 6/15/2016		95,000	100,937
Intelsat Ltd., 5.25%, 11/1/2008		95,000	91,200
Millicom International Cellular SA, 10.0%, 12/1/2013		55,000	59,056
Mobifon Holdings BV, 12.5%, 7/31/2010		195,000	218,644
Nortel Networks Ltd.:
144A, 9.73%**, 7/15/2011		200,000	206,500
144A, 10.125%, 7/15/2013		100,000	105,500
144A, 10.75%, 7/15/2016 (b)		75,000	80,250
Stratos Global Corp., 144A, 9.875%, 2/15/2013		130,000	110,500

			1,214,487
Utilities 0.4%
Intergas Finance BV, Series REG S , 6.875%, 11/4/2011 (b)		375,000	383,644

Total Foreign Bonds - US$ Denominated (Cost $28,393,637)			29,490,003
Foreign Bonds - Non US$ Denominated 12.2%
Consumer Discretionary 0.1%
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	100,000	116,344
Financials 1.3%
Kreditanstalt fuer Wiederaufbau, 5.0%, 1/4/2009	EUR	970,000	1,265,495
Ono Finance II, 144A, 8.0%, 5/16/2014	EUR	50,000	60,866

			1,326,361
Sovereign Bonds 10.8%
Bundesrepublic Deutschland, Series 06, 4.0%, 7/4/2016	EUR	1,200,000	1,556,948
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	250,000	113,606
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	1,650,000	451,701
Government of Ukraine, Series REG S, 4.95%, 10/13/2015	EUR	130,000	153,967
Kingdom of Spain, 3.15%, 1/31/2016	EUR	1,275,000	1,545,498
Republic of Argentina:
5.83%, 12/31/2033 (PIK)	ARS	375	151
7.82%, 12/31/2033 (PIK)	EUR	746,534	902,151
Republic of Greece:
4.5%, 9/20/2037	EUR	1,200,000	1,574,341
4.6%, 5/20/2013	EUR	975,000	1,290,155
4.65%, 4/19/2007	EUR	1,000,000	1,274,860
Republic of Turkey, 20.0%, 10/17/2007	TRY	35	23
United Kingdom Treasury Bond, 5.0%, 3/7/2008	GBP	1,400,000	2,624,961

			11,488,362

Total Foreign Bonds - Non US$ Denominated (Cost $12,956,639)			12,931,067
US Government Sponsored Agencies 1.6%
Tennessee Valley Authority, Series A, 6.79%, 5/23/2012 (Cost $1,693,137)		1,500,000	1,635,030

	Shares	Value ($)

Preferred Stocks 0.0%
Xerox Capital Trust I, 8.0% (Cost $35,825)	35,000	35,700
Warrants 0.0%
Dayton Superior Corp. 144A, Expiration 6/15/2009*	10	0
TravelCenters of America, Inc., Expiration 5/1/2009*	25	75

Total Warrants (Cost $101)		75
	Units	Value ($)

Other Investments 0.2%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	85,000	68,850
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	160,000	103,200

Total Other Investments (Cost $186,725)		172,050
	Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc.* (Cost $19,822)	2,058	1,029
Convertible Preferred Stock 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 9.75%, (PIK)	2	13,500
Series AI, 144A, 9.75%, (PIK)	4	27,000

Total Convertible Preferred Stocks (Cost $41,950)		40,500
	Principal Amount ($)(a)	Value ($)

US Treasury Obligations 14.6%
US Treasury Bill , 4.975%***, 10/19/2006 (c)	536,000	534,667
US Treasury Bonds:
5.375%, 2/15/2031	1,700,000	1,836,133
6.25%, 8/15/2023	3,700,000	4,295,759
US Treasury Note, 6.125%, 8/15/2007	8,735,000	8,819,275

Total US Treasury Obligations (Cost $15,269,798)		15,485,834
	Shares	Value ($)

Securities Lending Collateral 7.3%
Daily Assets Fund Institutional, 5.31% (d) (e) (Cost $7,759,253)	7,759,253	7,759,253
Cash Equivalents 11.1%
Cash Management QP Trust, 5.34% (f) (Cost $11,732,371)	11,732,371	11,732,371
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 109,025,294)	104.2	110,431,459
Other Assets and Liabilities, Net	(4.2)	(4,424,904)

Net Assets	100.0	106,006,555

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

		Maturity	Principal		Acquisition
Security	Coupon	Date	Amount		Cost ($)	Value($)
Congoleum Corp.	8.625%	8/1/2008	125,000	USD	105,994	125,000

Grupo Iusacell SA de CV	10.0%	7/15/2004	30,000	USD	21,475	25,800
Oxford Automotive, Inc.	12.0%	10/15/2010	157,667	USD	14,764	2,365
Radnor Holdings Corp.	11.0%	3/15/2010	25,000	USD	17,152	3,750
					$159,385	$156,915

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2006.

***			Annualized yield at time of purchase; not a coupon rate.
(a)			Principal amount stated in US dollars unless otherwise noted.
(b)			All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $7,614,713 which is 7.2% of net assets.
(c)			At September 30, 2006, this security, in part or in whole, has been segregated to cover initial margin requirements for open future contracts.
(d)			Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e)			Represents collateral held in connection with securities lending.
(f)			Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

At September 30, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Federal Republic of Germany Bond	12/7/2006	35	5,191,517	5,241,488	49,971
10 Year Japanese Government Bond	12/11/2006	4	4,532,921	4,564,657	31,736
UK Treasury Bond	12/27/2006	25	5,137,320	5,150,836	13,516

Total net unrealized appreciation					95,223

At September 30, 2006, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Australian Bond	12/15/2006	41	3,123,585	3,170,865	(47,280)
10 Year Canada Government Bond	12/18/2006	3	305,315	309,032	(3,717)
10 Year Japanese Government Bond	12/11/2006	4	4,531,376	4,564,657	(33,281)
10 Year US Treasury Note	12/19/2006	24	2,571,161	2,593,500	(22,339)
2 Year Federal Republic of Germany Bond	12/7/2006	41	5,403,251	5,407,488	(4,237)
2 Year US Treasury Note	12/29/2006	13	2,652,367	2,658,500	(6,133)
Total net unrealized depreciation					(116,987)

At September 30, 2006, open credit rate default swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund		Underlying Debt Obligation	Net Unrealized Depreciation ($)

10/2/2006 12/20/2011	2,100,000†	Fixed —3.25%		Dow Jones CDX High Yield	(2,440)

† Chase Securities, Inc.
At September 30, 2006, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	1,850,941	CAD	2,107,000	10/27/2006	39,865
CHF	1,780,000	USD	1,448,073	10/27/2006	20,831
CHF	2,165,000	USD	1,744,561	10/27/2006	8,618
USD	897,988	EUR	709,698	10/27/2006	3,735
EUR	250,000	USD	321,173	12/6/2006	2,835
EUR	375,000	USD	479,711	12/6/2006	2,206
EUR	50,061	USD	64,972	12/13/2006	1,234
EUR	217,368	USD	277,204	12/13/2006	452
EUR	798,277	USD	1,018,298	12/13/2006	1,936
USD	2,281,684	GBP	1,238,000	10/27/2006	36,119
GBP	1,000,000	USD	1,902,200	12/6/2006	29,241
GBP	500,000	USD	950,435	12/6/2006	13,956
JPY	484,887,100	USD	4,190,972	10/27/2006	65,054
NOK	5,707,000	USD	895,210	10/27/2006	16,985
NOK	62,000	USD	9,857	10/27/2006	316
Total net unrealized appreciation					243,383

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
USD	298,962	AUD	398,000	10/27/2006	(2,167)
USD	32,119	EUR	25,000	10/27/2006	(355)

USD	101,091	IDR	932,058,000	12/13/2006	(55)
USD	778,114	JPY	90,111,000	10/27/2006	(11,357)
USD	4,823,706	JPY	559,000,000	12/6/2006	(42,252)
USD	1,561,091	JPY	180,000,000	12/6/2006	(21,445)
SEK	5,683,000	USD	778,482	10/27/2006	(193)
USD	76,014	SGD	119,000	10/27/2006	(879)
USD	2,554,832	SGD	4,042,000	10/27/2006	(2,779)
Total net unrealized depreciation					(81,482)

Currency Abbreviations:

ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	SEK	Swedish Krona
CHF	Swiss Franc	SGD	Singapore Dollar
EUR	Euro	TRY	New Turkish Lira
GBP	British Pound	USD	United States Dollar
IDR	Indonesian Rupiah

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Technology VIP

	Shares	Value ($)

Common Stocks 97.2%
Industrials 0.8%
Electrical Equipment
Cheng Uei Precision Industry Co., Ltd.	364,071	1,297,995
Information Technology 96.1%
Communications Equipment 17.2%
Cisco Systems, Inc.*	373,800	8,597,400
Corning, Inc.*	283,700	6,925,117
Foundry Networks, Inc.*	180,500	2,373,575
Motorola, Inc.	241,484	6,037,100
QUALCOMM, Inc.	186,816	6,790,761
Riverbed Technology, Inc.* (a)	4,100	79,950

		30,803,903
Computers & Peripherals 19.4%
Apple Computer, Inc.*	103,900	8,003,417
Asustek Computer, Inc.	750,000	1,760,707
EMC Corp.*	447,200	5,357,456
Hewlett-Packard Co.	210,900	7,737,921
Inotera Memories, Inc. *	1,492,000	1,438,018
Network Appliance, Inc.*	70,700	2,616,607
QLogic Corp.*	112,420	2,124,738
Rackable Systems, Inc.* (a)	32,200	881,314
SanDisk Corp.* (a)	32,700	1,750,758
Sun Microsystems, Inc.*	604,300	3,003,371

		36,674,307
Electronic Equipment & Instruments 1.8%
Hon Hai Precision Industry Co., Ltd.	535,200	3,258,337
Internet Software & Services 11.6%
Akamai Technologies, Inc.* (a)	30,300	1,514,697
eBay, Inc.*	210,600	5,972,616
Google, Inc. “A”*	18,300	7,354,770
Yahoo!, Inc.*	235,700	5,958,496

		20,800,579
IT Services 8.1%
Automatic Data Processing, Inc.	150,530	7,126,090
BearingPoint, Inc.* (a)	110,500	868,530
Cognizant Technology Solutions Corp. “A”*	62,800	4,650,968
Paychex, Inc.	51,900	1,912,515

		14,558,103
Semiconductors & Semiconductor Equipment 17.5%
Advanced Micro Devices, Inc.*	114,700	2,850,295
Applied Materials, Inc.	234,200	4,152,366
ASML Holding NV (NY Registered Shares)* (a)	102,500	2,386,200
Broadcom Corp. “A”*	31,287	949,248
Intel Corp.	377,589	7,767,006
Marvell Technology Group Ltd.*	103,000	1,995,110
Maxim Integrated Products, Inc.	106,834	2,998,830
MKS Instruments, Inc.*	49,600	1,007,376
PMC-Sierra, Inc.* (a)	113,800	675,972
SiRF Technology Holdings, Inc.* (a)	71,000	1,703,290

Spansion, Inc. “A”* (a)			83,500	1,391,945
Texas Instruments, Inc.			104,500	3,474,625

				31,352,263
Software 20.5%
Adobe Systems, Inc.*			206,600	7,737,170
Autodesk, Inc.*			79,700	2,771,966
Business Objects SA (ADR)* (a)			89,800	3,061,282
Cadence Design Systems, Inc.* (a)			110,200	1,868,992
Commvault Systems, Inc.* (a)			3,500	63,000
Electronic Arts, Inc.*			99,600	5,545,728
Microsoft Corp.			161,646	4,417,785
Quest Software, Inc.*			157,400	2,247,672
Symantec Corp.*			287,577	6,119,639
Take-Two Interactive Software, Inc.* (a)			196,700	2,804,942

				36,638,176
Materials 0.3%
Chemicals
SODIFF Advanced Materials Co., Ltd.			28,944	581,174

Total Common Stocks (Cost $153,061,226)				173,964,837
Securities Lending Collateral 7.5%
Daily Assets Fund Institutional, 5.31% (b) (c) (Cost $13,484,879)			13,484,879	13,484,879
Cash Equivalents 0.5%
Cash Management QP Trust, 5.34% (d) (Cost $900,850)			900,850	900,850
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 167,446,955)			105.2	188,350,566
Other Assets and Liabilities, Net			(5.2)	(9,302,278)

Net Assets			100.0	179,048,288

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $13,089,522 which is 7.3% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
At September 30, 2006, open written options were as follows:
Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
Business Objects SA	600	10/21/2006	30	(282,000)
Cognizant Technology Solutions Corp.	469	10/21/2006	70	(234,500)
Cognizant Technology Solutions Corp.	159	10/21/2006	75	(28,620)
Total outstanding written options (Premiums received ($347,893) ($545,120)

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Foreign Value VIP (formerly DWS Templeton Foreign Value VIP)

	Shares	Value ($)

Common Stocks 93.2%
Australia 1.0%
National Australia Bank Ltd. (Cost $257,637)	9,912	271,118
Bermuda 0.8%
ACE Ltd. (Cost $213,474)	4,110	224,940
Brazil 1.9%
Empresa Brasiliera de Aeronautica SA (Preferred) (ADR)	5,590	219,519
Tele Norte Leste Participacoes SA (ADR) (Preferred)	20,910	286,676

(Cost $479,036)		506,195
Canada 1.2%
BCE, Inc.	7,224	195,958
Jean Coutu Group (PJC), Inc. “A”	11,500	122,330

(Cost $311,366)		318,288
Cayman Islands 0.7%
XL Capital Ltd. “A” (Cost $192,904)	2,920	200,604
China 0.7%
China Telecom Corp., Ltd. “H”	482,000	174,471
Denmark 1.0%
Vestas Wind Systems AS* (Cost $206,679)	10,270	274,223
Finland 2.2%
Stora Enso Oyj	19,380	294,212
UPM-Kymmene Oyj	13,060	310,348

(Cost $553,710)		604,560
France 10.3%
Accor SA	2,221	151,378
Axa	11,350	418,530
Compagnie Generale des Etablissements Michelin “B”	3,692	270,599
France Telecom SA	21,290	488,642
Sanofi-Aventis	5,478	487,636
Suez SA	5,579	245,342
Thomson	18,130	284,843
Total SA	4,936	323,909
Valeo SA	3,154	112,504

(Cost $2,617,647)		2,783,383
Germany 8.5%
BASF AG	2,095	167,762
Bayerische Motoren Werke AG	5,535	296,468
Celesio AG	6,032	314,446
Deutsche Post AG (Registered)	10,679	280,309
E.ON AG	3,505	415,473
Infineon Technologies AG*	23,770	281,824
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,430	226,138
Siemens AG (Registered)	3,860	336,754

(Cost $2,170,462)		2,319,174
Hong Kong 2.2%
Cheung Kong (Holdings) Ltd.	21,000	225,482

Hutchison Whampoa Ltd.	22,000	194,143
Swire Pacific Ltd. “A”	18,000	187,956

(Cost $612,357)		607,581
Israel 0.7%
Check Point Software Technologies Ltd.* (Cost $196,778)	10,110	192,596
Italy 3.2%
Eni SpA	13,013	385,632
Mediaset SpA	12,415	133,420
UniCredito Italiano SpA	42,673	354,160

(Cost $815,943)		873,212
Japan 7.3%
Fuji Photo Film Co., Ltd.	8,200	299,191
KDDI Corp.	39	242,997
Mabuchi Motor Co., Ltd.	4,999	305,547
NEC Corp.	15,000	82,413
Nintendo Co., Ltd.	900	185,448
Nippon Telegraph & Telephone Corp.	12	58,921
Olympus Corp.	7,000	206,222
Sompo Japan Insurance, Inc.	13,000	170,252
Sony Corp.	4,800	194,235
Takeda Pharmaceutical Co., Ltd.	3,900	243,327

(Cost $1,842,858)		1,988,553
Korea 5.0%
Kookmin Bank (ADR)	2,570	200,537
Korea Electric Power Corp. (ADR)	9,500	185,725
POSCO (ADR)	2,570	166,870
Samsung Electronics Co., Ltd. (GDR), 144A	1,907	669,357
SK Telecom Co., Ltd. (ADR)	5,720	135,164

(Cost $1,224,585)		1,357,653
Mexico 0.5%
Telefonos de Mexico SA de CV “L” (ADR) (Cost $125,578)	5,430	138,899
Netherlands 6.3%
Akzo Nobel NV	3,087	190,165
ING Groep NV (CVA)	9,713	427,262
Koninklijke (Royal) Philips Electronics NV	9,586	336,344
Reed Elsevier NV	10,955	182,673
Royal Dutch Shell PLC “B”	6,495	220,478
Unilever NV	14,361	353,283

(Cost $1,534,932)		1,710,205
Norway 2.3%
Norske Skogindustrier ASA	17,260	259,434
Telenor ASA	27,230	355,050

(Cost $557,562)		614,484
Portugal 1.2%
Portugal Telecom, SGPS SA (Registered) (Cost $293,095)	25,882	323,274
Singapore 0.7%
DBS Group Holdings Ltd. (Cost $167,968)	16,000	193,420
Spain 4.2%
Banco Santander Central Hispano SA	23,776	375,960
Iberdrola SA	5,493	245,879
Repsol YPF SA	10,486	312,076
Telefonica SA (ADR)	4,072	210,970

(Cost $1,031,198)		1,144,885

Sweden 2.4%
Atlas Copco AB “A”	6,470	169,958
Nordea Bank AB	23,469	307,448
Securitas AB “B”	9,610	120,647
Securitas Direct AB “B”*	9,610	24,129
Securitas Systems AB “B”*	9,610	36,063

(Cost $571,205)		658,245
Switzerland 4.7%
Lonza Group AG (Registered)	4,061	281,245
Nestle SA (Registered)	884	308,228
Swiss Re (Registered)	4,525	346,309
UBS AG (Registered)	5,616	335,941

(Cost $1,159,482)		1,271,723
Taiwan 1.2%
Chunghwa Telecom Co., Ltd. (ADR)	10,284	178,019
Compal Electronics, Inc. (GDR), 144A	31,870	140,229

(Cost $335,994)		318,248
United Kingdom 23.0%
Alliance Boots Group PLC	39,469	572,719
BAE Systems PLC	39,951	295,656
BP PLC	26,509	288,871
British Sky Broadcasting Group PLC	51,023	521,610
Cadbury Schweppes PLC	21,470	228,533
Compass Group PLC	100,328	503,905
GKN PLC	33,286	179,023
GlaxoSmithKline PLC	10,752	286,270
Group 4 Securicor PLC	53,760	170,111
HSBC Holdings PLC (Hong Kong Registered)	22,000	401,276
Kingfisher PLC	40,080	184,045
National Grid PLC	18,608	232,567
Pearson PLC	14,019	199,620
Rentokil Initial PLC	89,452	245,366
Rolls-Royce Group PLC*	31,909	270,643
Royal Bank of Scotland Group PLC	10,255	353,106
Shire PLC	14,934	248,300
Smiths Group PLC	14,979	251,432
Vodafone Group PLC	179,583	411,056
William Morrison Supermarkets PLC	47,570	216,657
Yell Group PLC	15,667	174,685

(Cost $6,056,905)		6,235,451

Total Common Stocks (Cost $23,701,049)		25,305,385
Cash Equivalents 7.3%
Cash Management QP Trust, 5.34% (a) (Cost $1,990,512)	1,990,512	1,990,512
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 25,691,561)	100.5	27,295,897
Other Assets and Liabilities, Net	(0.5)	(128,639)

Net Assets	100.0	27,167,258

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At September 30, 2006, the DWS Templeton Foreign Value VIP had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Financials	5,220,439	20.6%
Consumer Discretionary	4,048,672	16.0%
Telecommunication Services	3,200,097	12.6%
Industrials	3,005,053	11.9%
Consumer Staples	1,801,750	7.1%
Health Care	1,786,201	7.1%
Information Technology	1,717,185	6.8%
Materials	1,670,036	6.6%
Energy	1,530,966	6.1%
Utilities	1,324,986	5.2%
Total	25,305,385	100.0%

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Turner Mid Cap Growth VIP

	Shares	Value ($)

Common Stocks 98.6%
Consumer Discretionary 19.2%
Hotels Restaurants & Leisure 7.2%
Ctrip.com International Ltd. (ADR) (a)	11,460	515,127
Hilton Hotels Corp.	25,400	707,390
International Game Technology	86,450	3,587,675
Ruby Tuesday, Inc.	19,970	562,954
Scientific Games Corp. “A”*	33,700	1,071,660
Starwood Hotels & Resorts Worldwide, Inc.	32,010	1,830,652
WMS Industries, Inc.*	2,980	87,046
Wynn Resorts Ltd.* (a)	26,200	1,781,862

		10,144,366
Internet & Catalog Retail 2.2%
Nutri/System, Inc.* (a)	34,450	2,145,891
VistaPrint Ltd.* (a)	36,910	957,445

		3,103,336
Media 0.5%
Lamar Advertising Co. “A”* (a)	13,210	705,546
Multiline Retail 1.5%
Nordstrom, Inc.	50,290	2,127,267
Specialty Retail 4.7%
Abercrombie & Fitch Co. “A”	18,040	1,253,419
AnnTaylor Stores Corp.*	18,390	769,805
Circuit City Stores, Inc. (a)	37,390	938,863
Guess?, Inc.* (a)	18,940	919,158
Gymboree Corp.*	21,930	925,007
TJX Companies, Inc.	65,680	1,841,011

		6,647,263
Textiles, Apparel & Luxury Goods 3.1%
Coach, Inc.*	93,310	3,209,864
Under Armour, Inc. “A”* (a)	27,430	1,097,749

		4,307,613
Consumer Staples 3.4%
Beverages 0.7%
Pepsi Bottling Group, Inc.	27,010	958,855
Food & Staples Retailing 0.9%
Whole Foods Market, Inc.	22,240	1,321,723
Food Products 0.8%
Campbell Soup Co.	21,200	773,800
The Hershey Co.	6,080	324,976

		1,098,776
Personal Products 1.0%
Alberto-Culver Co.	14,540	735,579
NBTY, Inc.*	24,390	713,895

		1,449,474
Energy 7.1%
Energy Equipment & Services 3.4%
Cameron International Corp.*	31,530	1,523,214

Grant Prideco, Inc.*	20,730	788,362
National-Oilwell Varco, Inc.*	20,930	1,225,452
Smith International, Inc.	33,580	1,302,904

		4,839,932
Oil, Gas & Consumable Fuels 3.7%
CNX Gas Corp.*	26,000	602,420
Denbury Resources, Inc.*	28,700	829,430
Range Resources Corp.	61,364	1,548,827
Southwestern Energy Co.*	21,330	637,127
Sunoco, Inc.	11,310	703,369
Ultra Petroleum Corp.*	17,350	834,709

		5,155,882
Financials 11.2%
Capital Markets 6.2%
Affiliated Managers Group, Inc.* (a)	17,274	1,729,300
E*TRADE Financial Corp.*	48,130	1,151,270
Investment Technology Group, Inc.*	20,810	931,247
Jefferies Group, Inc.	29,070	828,495
Northern Trust Corp.	19,900	1,162,757
T. Rowe Price Group, Inc.	60,560	2,897,796

		8,700,865
Commercial Banks 0.8%
East West Bancorp., Inc.	29,860	1,182,755
Diversified Financial Services 0.9%
Nasdaq Stock Market, Inc.* (a)	43,530	1,316,347
Insurance 1.0%
Arch Capital Group Ltd.*	11,720	744,103
HCC Insurance Holdings, Inc.	21,490	706,591

		1,450,694
Real Estate Investment Trusts 1.4%
Host Hotels & Resorts, Inc. (REIT)	56,186	1,288,345
Kilroy Realty Corp. (REIT)	8,320	626,829

		1,915,174
Real Estate Management & Development 0.9%
CB Richard Ellis Group, Inc. “A”*	48,990	1,205,154
Health Care 15.4%
Biotechnology 1.4%
Celgene Corp.* (a)	44,550	1,929,015
Health Care Equipment & Supplies 2.7%
Dade Behring Holdings, Inc.	25,100	1,008,016
DENTSPLY International, Inc.	25,560	769,612
Intuitive Surgical, Inc.* (a)	13,840	1,459,428
Respironics, Inc.*	15,490	598,069

		3,835,125
Health Care Providers & Services 6.2%
Coventry Health Care, Inc.*	19,440	1,001,549
DaVita, Inc.*	20,880	1,208,325
Express Scripts, Inc.*	26,290	1,984,632
Health Net, Inc.*	18,400	800,768
Henry Schein, Inc.*	14,550	729,537
Quest Diagnostics, Inc.	33,720	2,062,315
Universal Health Services, Inc. “B”	15,320	918,128

		8,705,254
Life Sciences Tools & Services 3.0%
Covance, Inc.*	17,430	1,157,003

Pharmaceutical Product Development, Inc.	43,990	1,570,003
Thermo Electron Corp.*	40,430	1,590,112

		4,317,118
Pharmaceuticals 2.1%
Allergan, Inc.	19,820	2,231,930
Shire PLC (ADR)	14,640	723,070

		2,955,000
Industrials 11.9%
Aerospace & Defense 1.6%
Precision Castparts Corp.	36,170	2,284,497
Air Freight & Logistics 1.3%
C.H. Robinson Worldwide, Inc.	41,710	1,859,432
Airlines 1.0%
Continental Airlines, Inc. “B”* (a)	14,960	423,517
US Airways Group, Inc.* (a)	21,560	955,755

		1,379,272
Commercial Services & Supplies 1.6%
Manpower, Inc.	15,180	930,078
Monster Worldwide, Inc.*	34,830	1,260,498

		2,190,576
Electrical Equipment 2.8%
AMETEK, Inc.	26,300	1,145,365
Energy Conversion Devices, Inc.*	10,930	404,847
General Cable Corp.*	25,650	980,087
Roper Industries, Inc.	30,570	1,367,702

		3,898,001
Industrial Conglomerates 0.5%
McDermott International, Inc.*	18,285	764,313
Machinery 1.2%
Harsco Corp.	13,820	1,073,123
Trinity Industries, Inc. (a)	20,494	659,292

		1,732,415
Road & Rail 1.3%
CSX Corp.	29,220	959,293
Landstar System, Inc.	19,260	822,402

		1,781,695
Trading Companies & Distributors 0.6%
WESCO International, Inc.*	13,780	799,653
Information Technology 21.8%
Communications Equipment 3.0%
Ciena Corp.* (a)	23,931	652,120
F5 Networks, Inc.*	13,140	705,881
Finisar Corp.* (a)	225,230	817,585
JDS Uniphase Corp.* (a)	415,160	909,200
Polycom, Inc.*	44,240	1,085,207
Riverbed Technology, Inc.*	5,830	113,685

		4,283,678
Computers & Peripherals 1.4%
SanDisk Corp.*	36,570	1,957,958
Electronic Equipment & Instruments 1.3%
Benchmark Electronics, Inc.*	32,110	863,117
Itron, Inc.* (a)	18,440	1,028,952

		1,892,069
Internet Software & Services 2.7%

Akamai Technologies, Inc.* (a)	49,150	2,457,008
aQuantive, Inc.* (a)	53,980	1,275,008

		3,732,016
IT Services 2.0%
Cognizant Technology Solutions Corp. “A”*	15,630	1,157,558
Fiserv, Inc.*	20,570	968,641
MoneyGram International, Inc.	23,030	669,252

		2,795,451
Semiconductors & Semiconductor Equipment 8.0%
ASML Holding NV (NY Registered Shares)* (a)	45,300	1,054,584
Cymer, Inc.* (a)	29,180	1,281,294
Integrated Device Technology, Inc.*	59,780	960,067
KLA-Tencor Corp.	22,150	985,010
MEMC Electronic Materials, Inc.*	27,470	1,006,226
Micron Technology, Inc.*	89,080	1,549,992
NVIDIA Corp.*	62,840	1,859,435
Silicon Laboratories, Inc.*	34,980	1,085,080
Varian Semiconductor Equipment Associates, Inc.* (a)	39,480	1,448,916

		11,230,604
Software 3.4%
Citrix Systems, Inc.*	44,530	1,612,431
Electronic Arts, Inc.*	42,160	2,347,469
Salesforce.com, Inc.* (a)	24,740	887,671

		4,847,571
Materials 1.7%
Chemicals 1.1%
Ecolab, Inc.	33,980	1,455,024
Metals & Mining 0.6%
Allegheny Technologies, Inc. (a)	14,050	873,769
Telecommunication Services 6.4%
Diversified Telecommunication Services 0.5%
Time Warner Telecom, Inc. “A”* (a)	36,520	694,245
Wireless Telecommunication Services 5.9%
American Tower Corp. “A”*	58,530	2,136,345
Crown Castle International Corp.*	52,510	1,850,453
Leap Wireless International, Inc.*	17,460	846,635
NII Holdings, Inc.*	57,150	3,552,444

		8,385,877
Utilities 0.5%
Gas Utilities
Questar Corp.	8,450	690,957

Total Common Stocks (Cost $115,041,018)		138,901,607
Securities Lending Collateral 18.3%
Daily Assets Fund Institutional, 5.31% (b) (c) (Cost $25,811,081)	25,811,081	25,811,081
Cash Equivalents 0.6%
Cash Management QP Trust, 5.34% (d) (Cost $806,455)	806,455	806,455
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 141,658,554)	117.5	165,519,143
Other Assets and Liabilities, Net	(17.5)	(24,622,086)

Net Assets	100.0	140,897,057

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $24,980,532 which is 17.7% of net assets.
(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 21, 2006